UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Huntington Tax-Free Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount or Shares		Value
Municipal Bonds — 96.6%
Colorado — 2.5%
$1,165,000	Colorado Educational & Cultural Facilities Authority, National Jewish Federation Revenue, Series A-5, 0.190%, 4/1/34 (a)	$1,165,000
350,000	Colorado Housing & Finance Authority Revenue, Series B, (Fannie Mae Ins.), 0.170%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority Revenue, Series A, (Fannie Mae Ins.), 0.170%, 10/15/16 (a)	500,000

		2,015,000

Connecticut — 1.2%
1,000,000	Hartford, CT, G.O., 2.000%, 4/12/12	1,000,412

Florida — 20.3%
800,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.230%, 4/1/20 (a)	800,000
2,990,000	Broward County, FL, School Board, Certificate Participation, (AGM Ins.), 0.280%, 7/1/21 (a)	2,990,000
1,365,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.190%, 12/1/29 (a)	1,365,000
100,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Citibank N.A.), 0.170%, 11/1/31 (a)	100,000
400,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC - Wells Fargo Bank N.A.), 0.160%, 8/15/21 (a)	400,000
600,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC - Wells Fargo Bank N.A.), 0.160%, 8/15/27 (a)	600,000
700,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.170%, 1/15/27 (a)	700,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.240%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.240%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.190%, 11/1/36 (a)	700,000
2,450,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.150%, 11/1/38 (a)	2,450,000
4,000,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.130%, 7/1/37 (a)	4,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.190%, 1/15/32 (a)	1,100,000

		16,455,000

Georgia — 1.8%
1,500,000	Cobb County, GA, Housing Authority, Tamarron Apartments, (Fannie Mae Ins.), 0.150%, 3/1/24 (a)	1,500,000

Indiana — 1.5%
1,200,000	Indiana State Development Finance Authority Revenue, (LOC - JPMorgan Chase Bank), 0.140%, 11/1/35 (a)	1,200,000

Iowa — 1.8%
600,000	Iowa State Finance Authority, Health Facilities Authority Revenue, Series B, 0.140%, 2/15/35 (a)	600,000
900,000	Iowa State Finance Authority, Health Facilities Authority Revenue, Series A, 0.140%, 2/15/35 (a)	900,000

		1,500,000

Michigan — 0.1%
125,000	Kalamazoo, MI, Hospital Finance Authority Revenue, Series A, 2.000%, 5/15/12	125,030

Minnesota — 4.9%
1,995,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series B-1, (LOC - JPMorgan Chase Bank), 0.120%, 11/15/35 (a)	1,995,000
2,000,000	Richfield, MN, Housing Revenue, Woodlake Richfield Apartments Project, (LOC - Wells Fargo Bank N.A.), 0.160%, 10/1/53 (a)	2,000,000

		3,995,000

Missouri — 8.7%
2,175,000	Missouri State Health & Educational Facilities Authority Revenue, Washington University, Series B, (LOC - Wells Fargo Bank N.A.), 0.130%, 2/15/34 (a)	2,175,000

Principal Amount or Shares		Value
200,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-1, (LOC - Wells Fargo Bank N.A.), 0.140%, 10/1/35 (a)	200,000
2,000,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.130%, 10/1/35 (a)	2,000,000
1,750,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-2, (LOC - Bank of America N.A.), 0.130%, 10/1/35 (a)	1,750,000
945,000	Missouri State Health & Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA - U.S. Bank N.A.), 0.110%, 5/15/38 (a)	945,000

		7,070,000

Nebraska — 1.4%
1,100,000	Nebraska Educational Finance Authority Revenue, Creighton University, (LOC - JPMorgan Chase Bank), 0.140%, 7/1/35 (a)	1,100,000

New York — 3.1%
1,235,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series 3, (SPA - Wells Fargo Bank N.A.), 0.110%, 11/1/22 (a)	1,235,000
1,300,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.140%, 5/15/39 (a)	1,300,000

		2,535,000

North Carolina — 8.9%
2,055,000	Cary, NC, Various Public Improvements, G.O., (SPA - JPMorgan Chase Bank), 0.180%, 6/1/27 (a)	2,055,000
3,700,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.140%, 1/15/26 (a)	3,700,000
400,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.140%, 1/15/45 (a)	400,000
160,000	Chatham County, NC, Miscellaneous Revenue, 1.000%, 6/1/12	160,149
500,000	New Hanover County, NC, Hospital Revenue, Series A-1, (AGM Ins. SPA - Wachovia Bank N.A.), 0.400%, 10/1/23 (a)	500,000
400,000	New Hanover County, NC, Hospital Revenue, Series B-1, (AGM Ins.), 0.400%, 10/1/26 (a)	400,000

		7,215,149

Ohio — 22.1%
425,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.190%, 6/1/35 (a)	425,000
200,000	Butler County, OH, Port Authority Economic Development Facilities Lease Revenue, Great Miami Valley YMCA, (LOC - JPMorgan Chase Bank), 0.240%, 9/1/37 (a)	200,000
1,000,000	Central Ohio Solid Waste Authority, G.O., 1.000%, 6/13/12	1,000,794
160,000	Columbia, OH, Local School District, G.O., (AGM Ins.), 1.500%, 11/1/12	160,808
150,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.190%, 3/1/34 (a)	150,000
500,000	Deerfield Township, OH, Various Purposes, G.O., 1.250%, 11/1/12	501,449
1,160,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.150%, 11/1/14 (a)	1,160,000
800,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.180%, 12/1/21 (a)	800,000
2,035,000	Green, OH, Street Improvements, G.O., Series B, 1.000%, 6/29/12	2,037,213
362,000	Green, OH, G.O., BAN, Series A, 1.000%, 6/29/12	362,305
220,000	Harrison, OH, G.O., 2.950%, 12/6/12	222,587
1,000,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/12/12	1,000,089
430,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/11/13	432,778
650,000	Marietta, OH, Various Purposes, G.O., 2.000%, 5/17/12	650,646
1,000,000	Marion, OH, Various Purposes, G.O., 1.500%, 7/19/12	1,001,473
345,000	Milford, OH, Exempt Village School District, G.O., 3.000%, 12/1/12	350,860
800,000	Newark, OH, Various Purposes, G.O., 1.300%, 10/3/12	803,435

Principal Amount or Shares		Value
165,000	Northwestern, OH, Water & Sewer District, Water Resource Revenue, (AGM Ins.), 2.000%, 12/1/12	166,617
725,000	Norton, OH, G.O., 2.000%, 8/23/12	727,823
2,000,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.170%, 8/1/21 (a)	2,000,000
1,000,000	Pataskala, OH, Various Purposes, G.O., 1.500%, 3/28/13	1,009,841
500,000	Piqua City, OH, Local School District, G.O., 1.125%, 6/14/12	500,527
1,500,000	Union Township, OH, Various Purposes, G.O., 1.125%, 9/12/12	1,503,168
750,000	Vermilion, OH, Various Purposes, G.O., 1.625%, 10/25/12	752,622

		17,920,035

Pennsylvania — 3.9%
400,000	Allegheny County, PA, Hospital Revenue, UPMC Senior Living Corp., (Fannie Mae Ins.), 0.190%, 7/15/28 (a)	400,000
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (AGM Ins. SPA - JPMorgan Chase Bank), 0.350%, 9/1/33 (a)	2,000,000
770,000	State Public School Building Authority Revenue, Harrisburg Area Community College Project, 2.000%, 4/1/12	770,000

		3,170,000

Tennessee — 2.0%
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.190%, 5/15/31 (a)	1,625,000
Texas — 7.8%
200,000	Austin Housing Finance Corp., Housing Finance Corp. Multi- family Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.190%, 10/15/32 (a)	200,000
2,100,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.140%, 9/1/31 (a)	2,100,000
1,000,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Series A-1, 0.160%, 11/15/47 (a)	1,000,000
1,000,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Series B, 0.140%, 11/15/47 (a)	1,000,000
900,000	Katy, TX, Independent School District, G.O., 0.290%, 8/15/33 (a)	900,000
1,110,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.190%, 2/15/34 (a)	1,110,000

		6,310,000

Virginia — 3.0%
850,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.190%, 3/1/35 (a)	850,000
825,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.190%, 10/15/32 (a)	825,000
375,000	Roanoke, VA , Economic Development Authority, Hospital Revenue, Series A-2, 0.130%, 7/1/36 (a)	375,000
350,000	Virginia Commonwealth University Revenue, Series A, (LOC - Wells Fargo Bank N.A.), 0.140%, 11/1/30 (a)	350,000

		2,400,000

Washington — 1.6%
1,330,000	Washington Economic Development Finance Authority Revenue, Pioneer Human Services, 0.100%, 9/1/18 (a)	1,330,000

Total Municipal Bonds (Cost $78,465,626)		78,465,626
Cash Equivalents — 4.0%
500,000	FFI Institutional Tax-Exempt Fund, 0.010% (b)	500,000
2,699,324	Fidelity Institutional Tax-Exempt Portfolio, Class I, 0.010% (b)	2,699,324

Total Cash Equivalents (Cost $3,199,324)		3,199,324

Total Investments (Cost $81,664,950) — 100.6%		81,664,950

Liabilities in Excess of Other Assets — (0.6)%		(470,090)

Net Assets — 100.0%		$81,194,860

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012. Date shown represents final maturity date.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.

AMBAC — American Municipal Bond Assurance Corp.

BAN — Bond Anticipation Note

FNMA — Federal National Mortgage Association

G.O. — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

Huntington Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount		Value
Commercial Papers — 23.4%
$5,000,000	ANZ National International Ltd./London, 0.310%, 5/21/12 (a) (b)	$4,997,778
10,000,000	Australia & New Zealand Banking Group Ltd., 0.661%, 10/24/12 (a) (b)	10,000,000
15,000,000	Bank of Nova Scotia, 0.430%, 7/2/12	14,983,325
5,000,000	Coca-Cola Co./The, 0.160%, 6/4/12	4,998,578
5,000,000	Dell, Inc., 0.200%, 7/9/12	4,997,250
5,000,000	Emerson Electric Co., 0.060%, 4/5/12	4,999,956
5,000,000	Honeywell International, Inc., 0.150%, 6/25/12	4,998,229
5,000,000	HSBC Bank PLC, 0.620%, 10/1/12	4,984,242
5,000,000	Kimberly-Clark Corp., 0.060%, 4/5/12	4,999,961
5,000,000	McDonald’s Corp., 0.110%, 5/30/12	4,999,099
5,000,000	Medtronic, Inc., 0.110%, 5/3/12	4,999,511
15,000,000	Standard Chartered PLC, 0.280%, 6/26/12	14,989,967
5,000,000	Toronto Dominion Bank 0.170%, 5/1/12	5,000,000

Total Commercial Papers (Cost $89,947,896)		89,947,896

U.S. Government Agencies — 21.5%
Federal Farm Credit Bank — 13.7%
15,000,000	0.156%, 5/14/12 (a)	15,000,000
10,000,000	0.200%, 7/6/12 (a)	10,000,000
7,500,000	0.176%, 7/27/12 (a)	7,500,000
10,000,000	0.200%, 9/28/12 (a)	10,001,991
10,000,000	0.226%, 3/6/13 (a)	10,002,772

		52,504,763

Federal Home Loan Bank — 7.8%
15,000,000	0.156%, 6/6/12 (a)	15,000,000
15,000,000	0.200%, 7/18/12 (a)	14,999,549

		29,999,549

Total U.S. Government Agencies (Cost $82,504,312)		82,504,312

Cash Equivalents — 15.6%
25,000,000	Barclays PLC Euro Deposit, 0.080% (c)	25,000,000
30,000,000	Fidelity Institutional Money Market Portfolio, 0.260% (c)	30,000,000
5,000,000	Flex-Funds - The Money Market Fund - Institutional Class, 0.170% (c)	5,000,000

Total Cash Equivalents (Cost $60,000,000)		60,000,000

Municipal Bonds — 13.1%
Kentucky — 2.5%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC - Bank of America N.A.), AMT, 0.230%, 5/1/31 (a)	9,600,000
New York — 1.6%
6,000,000	New York State Local Government Assistance Corp. Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.170%, 4/1/21 (a)	6,000,000
North Carolina — 3.8%
5,000,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA - Wachovia Bank N.A.), 0.230%, 6/1/21 (a)	5,000,000
4,700,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC - Branch Banking & Trust), 0.180%, 10/1/34 (a)	4,700,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA - Branch Banking & Trust), 0.160%, 6/1/30 (a)	5,000,000

		14,700,000

Ohio — 3.9%
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, (SPA - Citibank N.A.), AMT, 0.240%, 9/1/36 (a)	15,000,000
Texas — 1.3%
5,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC - Citibank N.A.), AMT, 0.230%, 5/1/40 (a)	5,000,000

Total Municipal Bonds (Cost $50,300,000)		50,300,000

Corporate Bonds — 8.1%
Financials — 6.8%
5,666,000	General Electric Capital Corp., Series A, MTN, 5.250%, 10/19/12	5,815,381
5,000,000	Golden West Financial Corp., 4.750%, 10/1/12	5,108,574
5,000,000	John Deere Capital Corp., MTN, 5.250%, 10/1/12	5,119,045
5,095,000	JPMorgan Chase & Co., MTN, 1.141%, 2/26/13 (a)	5,124,452
5,000,000	Merrill Lynch & Co., Inc., MTN, 0.710%, 6/5/12 (a)	4,998,526

		26,165,978

Industrials — 1.3%
5,000,000	Caterpillar, Inc., Series B, 0.593%, 11/21/12 (a)	5,008,427

Total Corporate Bonds (Cost $31,174,405)		31,174,405

Repurchase Agreements — 7.8%
29,821,100	Morgan Stanley, 0.140%, dated 3/30/12, due 4/2/12, repurchase price $29,821,448 (collateralized by Freddie Mac, 0.500%, 1/31/14, market value $30,406,451)	29,821,100

Total Repurchase Agreements (Cost $29,821,100)		29,821,100

Principal Amount		Value
Yankee Certificates of Deposit — 6.5%
15,000,000	Canadian Imperial Bank of Commerce of New York, 0.767%, 7/17/12 (a)	15,007,433
10,000,000	Toronto Dominion Bank, 0.542%, 2/4/13 (a)	10,000,000

Total Yankee Certificates of Deposit (Cost $25,007,433)		25,007,433

U.S. Treasury Obligations — 3.9%
15,000,000	U.S. Treasury Bill, 0.060%, 4/19/12	14,999,512

Total U.S. Treasury Obligations (Cost $14,999,512)		14,999,512

Total Investments (Cost $383,754,658) — 99.9%		383,754,658

Other Assets in Excess of Liabilities — 0.1%		356,388

Net Assets — 100.0%		$384,111,046

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012. Date shown represents final maturity date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.

AMT — Subject to alternative minimum tax

LOC — Letter of Credit

MTN — Medium Term Note

SPA — Standby Purchase Agreement

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount or Shares		Value
Municipal Bonds — 93.1%
Ohio — 93.1%
$150,000	Ada, OH, Exempted School District, G.O., 1.000%, 12/1/12	$150,476
500,000	Akron, OH, Health Benefit Claims, BAN, 1.375%, 3/14/13	503,422
5,700,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, (LOC - Bank of Nova Scotia), 0.180%, 6/1/34 (a)	5,700,000
630,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series A, (LOC - Bank of America N.A.), 0.130%, 10/1/31 (a)	630,000
3,615,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series B, (LOC - JPMorgan Chase Bank), 0.140%, 10/1/31 (a)	3,615,000
270,000	Alliance, OH, Refunding Various Purpose Improvements, G.O., 1.000%, 12/1/12	270,893
900,850	Brecksville-Broadview Heights, OH, City School District, G.O., 2.000%, 5/11/12	902,022
1,135,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.190%, 6/1/35 (a)	1,135,000
245,000	Cleveland, OH, Municipal School District, G.O., (student credit program), 2.000%, 12/1/12	246,703
2,715,000	Cleveland, OH, Cuyahoga County Port Authority, (LOC - JPMorgan Chase Bank), 0.180%, 1/1/37 (a)	2,715,000
3,040,000	Cleveland, OH, Cuyahoga County Port Authority, Carnegie/96th Research Building Project, (LOC - JPMorgan Chase Bank), 0.200%, 1/1/37 (a)	3,040,000
550,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.170%, 4/1/38 (a)	550,000
3,610,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.190%, 7/1/35 (a)	3,610,000
4,675,000	Columbus, OH, G.O., Series 1, 0.180%, 12/1/26 (a)	4,675,000
945,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.190%, 3/1/34 (a)	945,000
370,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.190%, 12/1/36 (a)	370,000
400,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 0.200%, 3/1/19 (a)	400,000
5,030,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B3, (SPA - Bank of America N.A.), 0.140%, 1/1/39 (a)	5,030,000
6,100,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B1, (SPA - JPMorgan Chase Bank), 0.130%, 1/1/39 (a)	6,100,000
1,000,000	Deerfield Township, OH, Various Purposes, G.O., 1.250%, 11/1/12	1,002,898
400,000	East Knox, OH, Local School District, G.O., 1.750%, 2/7/13	404,240
1,440,000	Euclid, OH, Various Purposes, G.O., 1.500%, 6/14/12	1,441,731
200,000	Fairless, OH, Local School District, G.O., 2.000%, 12/1/12	202,064
1,135,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.150%, 11/1/14 (a)	1,135,000
970,000	Franklin County, OH, Economic Development Revenue, (LOC - Bank One N.A.), 0.200%, 4/1/21 (a)	970,000
700,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.180%, 12/1/21 (a)	700,000
150,000	Franklin County, OH, Nationwide Hospital, Series G, (SPA - JPMorgan Chase Bank), 0.180%, 5/1/29 (a)	150,000
4,000,000	Franklin County, OH, OhioHealth Facilities, Series A, (SPA - Barclays Bank PLC), 0.190%, 11/15/41 (a)	4,000,000
405,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 0.190%, 12/1/26 (a)	405,000
1,210,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.190%, 5/15/28 (a)	1,210,000

Principal Amount or Shares		Value
110,000	Independence, OH, Local School District, G.O., 1.000%, 12/1/12	110,365
5,600,000	Kent State University, OH, General Receipts Revenue, Series B, (LOC - Bank of America N.A.), 0.200%, 5/1/32 (a)	5,600,000
1,000,000	Lake County, OH, Various Purposes, G.O., 1.500%, 6/28/12	1,001,434
2,849,000	Licking County, OH, County Road Improvement, G.O., 1.000%, 6/13/12	2,851,256
205,000	Licking Heights, OH, Local School District, G.O., 2.000%, 12/1/12	206,902
1,000,000	Lorain County, OH, Various Purpose Improvements, G.O., 1.500%, 6/14/12	1,002,107
1,511,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/12/12	1,511,135
750,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/11/13	754,845
1,150,000	Marysville, OH, Firestation Construction Notes, G.O., 1.250%, 10/25/12	1,153,874
150,000	Medina County, OH, Library District, G.O., 2.000%, 12/1/12	151,493
1,200,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.180%, 3/1/27 (a)	1,200,000
4,000,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.120%, 11/15/45 (a)	4,000,000
1,000,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - JPMorgan Chase Bank), 0.120%, 11/15/45 (a)	1,000,000
500,000	Morrow County, OH, G.O., 1.500%, 1/17/13	503,954
525,000	Newark, OH, Various Purposes, G.O., 1.300%, 10/3/12	527,254
1,060,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - UBS AG), 0.200%, 3/1/23 (a)	1,060,000
5,100,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - Bank of Nova Scotia), 0.160%, 2/1/26 (a)	5,100,000
750,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - Wells Fargo Bank N.A.), 0.190%, 12/1/33 (a)	750,000
400,000	Ohio Housing Finance Agency Multifamily Revenue, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.) 0.141%, 11/15/32 (a)	400,000
4,150,000	Ohio State, Infrastructure Improvements, G.O., Series B, 0.170%, 8/1/17 (a)	4,150,000
8,740,000	Ohio State, Infrastructure Improvements, G.O., Series D, 0.170%, 2/1/19 (a)	8,740,000
2,000,000	Ohio State, Infrastructure Improvements, G.O., Series A, 0.170%, 2/1/23 (a)	2,000,000
420,000	Ohio State, School Improvements, G.O., Series A, 0.170%, 3/15/25 (a)	420,000
2,820,000	Ohio State, G.O., Series B, 0.170%, 3/15/25 (a)	2,820,000
6,060,000	Ohio State, G.O., Series C, 0.150%, 6/15/26 (a)	6,060,000
1,100,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.160%, 5/1/15 (a)	1,100,000
1,335,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.190%, 12/1/24 (a)	1,335,000
480,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.190%, 12/1/32 (a)	480,000
650,000	Ohio State Higher Educational Facilities Revenue, Dominican University Project, (LOC - JPMorgan Chase Bank), 0.190%, 12/1/37 (a)	650,000
500,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series B-1, (LOC - Bank of America N.A.), 0.150%, 12/1/44 (a)	500,000
5,000,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series B-2, (LOC - Bank of America N.A.), 0.120%, 12/1/44 (a)	5,000,000
4,665,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.170%, 8/1/21 (a)	4,665,000
3,560,000	Ohio State University, General Receipts Revenue, (SPA - Huntington National Bank), 0.200%, 12/1/27 (a)	3,560,000
110,000	Ohio State University, Revenue, Series B 0.150%, 12/1/28 (a)	110,000

Principal Amount or Shares		Value
2,200,000	Ohio State University, Revenue, Series B, 0.170%, 6/1/35 (a)	2,200,000
2,920,000	Ohio State Water Development Authority Revenue, Series A, (LOC - UBS AG), 0.180%, 5/15/19 (a)	2,920,000
300,000	Ohio State Water Development Authority Revenue, Series B, (LOC - Wachovia Bank N.A.), 0.200%, 12/1/33 (a)	300,000
425,000	Olmsted Falls, OH, City School District, G.O., 1.800%, 12/6/12	427,288
240,000	Paulding County, OH, G.O., 2.750%, 9/6/12	242,057
1,000,000	Piqua City, OH, Local School District, G.O., 1.125%, 6/14/12	1,001,055
681,000	Richland County, OH, G.O., Series B, 1.250%, 7/26/12	682,396
850,000	Rossford, OH, G.O., 1.000%, 4/13/12	850,083
1,815,000	Vermilion, OH, Various Purposes, G.O., 1.625%, 10/25/12	1,821,344

Total Municipal Bonds (Cost $133,128,291)		133,128,291

Cash Equivalents — 7.4%
6,700,000	FFI Institutional Tax-Exempt Fund, 0.010% (b)	6,700,000
3,967,305	Fidelity Institutional Tax-Exempt Portfolio, Class I, 0.010% (b)	3,967,305

Total Cash Equivalents (Cost $10,667,305)		10,667,305

Total Investments (Cost $143,795,596) — 100.5%		143,795,596

Liabilities in Excess of Other Assets — (0.5)%		(767,503)

Net Assets — 100.0%		$143,028,093

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012. Date shown represents final maturity date.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.

BAN — Bond Anticipation Note

G.O. — General Obligation

LOC — Letter of Credit

SPA — Standby Purchase Agreement

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount		Value
U.S. Treasury Obligations — 87.9%
U.S. Treasury Bills — 87.9%
$52,985,500	0.020%, 4/5/12	$52,985,325
25,000,000	0.040%, 4/12/12	24,999,626
30,000,000	0.050%, 4/19/12	29,999,265
20,000,000	0.060%, 4/26/12	19,999,125
20,000,000	0.050%, 5/3/12	19,999,111
25,000,000	0.060%, 5/10/12	24,998,375
15,000,000	0.050%, 5/24/12	14,998,896
5,000,000	0.040%, 6/7/12	4,999,674
25,000,000	0.100%, 6/14/12	24,994,964
5,000,000	0.020%, 6/28/12	4,999,756
5,000,000	0.050%, 7/5/12	4,999,340
4,198,000	0.050%, 7/12/12	4,197,405
5,000,000	0.060%, 7/19/12	4,999,092
5,000,000	0.070%, 7/26/12	4,998,872
10,000,000	0.080%, 8/2/12	9,997,438
5,000,000	0.100%, 8/9/12	4,998,194
15,000,000	0.150%, 9/13/12	14,990,031

Total U.S. Treasury Obligations (Cost $272,154,489)		272,154,489

Repurchase Agreements — 12.1%
30,000,000	Goldman Sachs, 0.080%, dated 3/27/12, due 4/3/12, repurchase price $30,000,467 (collateralized by U.S. Treasury Bonds, 4.750%, 2/15/37, market value $30,390,474)	30,000,000
7,584,300	Morgan Stanley, 0.120%, dated 3/30/12, due 4/2/12, repurchase price $7,584,376 (collateralized by U.S. Treasury Notes, 0.875%, 12/31/16, market value $7,724,564)	7,584,300

Total Repurchase Agreements (Cost $37,584,300)		37,584,300

Total Investments (Cost $309,738,789) — 100.0%		309,738,789

Liabilities in Excess of Other Assets — (0.0)%		(41,923)

Net Assets — 100.0%		$309,696,866

Huntington Disciplined Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 91.7%
Consumer Discretionary — 7.6%
4,000	Amazon.com, Inc. (a) *	$810,040
24,000	Comcast Corp., Class A (a)	720,240
35,000	Ford Motor Co. (a)	437,150
21,000	Home Depot, Inc./The (a)	1,056,510
11,000	McDonald’s Corp. (a)	1,079,100
20,000	News Corp.	399,600
5,000	NIKE, Inc., Class B (a)	542,200
6,000	Target Corp.	349,620
9,000	Time Warner, Inc. (a)	339,750
21,700	Walt Disney Co./The (a)	950,026

		6,684,236

Consumer Staples — 11.9%
22,000	Altria Group, Inc.	679,140
22,500	Coca-Cola Co./The (a)	1,665,225
5,000	Colgate-Palmolive Co. (a)	488,900
5,700	Costco Wholesale Corp. (a)	517,560
10,500	CVS Caremark Corp. (a)	470,400
19,300	Kraft Foods, Inc., Class A	733,593
1,000	Kroger Co./The	24,230
15,000	PepsiCo, Inc. (a)	995,250
17,000	Philip Morris International, Inc. (a)	1,506,370
27,000	Procter & Gamble Co. (a)	1,814,670
20,000	Walgreen Co.	669,800
16,000	Wal-Mart Stores, Inc. (a)	979,200

		10,544,338

Energy — 12.3%
4,800	Apache Corp. (a)	482,112
12,800	Baker Hughes, Inc. (a)	536,832
19,000	Chevron Corp. (a)	2,037,560
13,700	ConocoPhillips (a)	1,041,337
4,500	Devon Energy Corp.	320,040
50,100	Exxon Mobil Corp. (a)	4,345,173
12,000	Halliburton Co. (a)	398,280
7,500	Occidental Petroleum Corp. (a)	714,225
14,500	Schlumberger Ltd.	1,013,985

		10,889,544

Financials — 12.3%
11,300	American Express Co. (a)	653,818
97,000	Bank of America Corp. (a)	928,290
17,000	Bank of New York Mellon Corp./The (a)	410,210
15,500	Berkshire Hathaway, Inc., Class B *	1,257,825
6,700	Chubb Corp./The (a)	463,037
28,000	Citigroup, Inc.	1,023,400
2,200	Goldman Sachs Group, Inc.	273,614
37,500	JPMorgan Chase & Co. (a)	1,724,250
10,000	MetLife, Inc.	373,500
30,000	Morgan Stanley (a)	589,200
1,500	Travelers Cos., Inc./The	88,800
40,500	U.S. Bancorp (a)	1,283,040
51,000	Wells Fargo & Co. (a)	1,741,140

		10,810,124

Health Care — 9.7%
16,200	Abbott Laboratories (a)	992,898
11,000	Amgen, Inc. (a)	747,890
4,900	Baxter International, Inc. (a)	292,922
15,200	Bristol-Myers Squibb Co. (a)	513,000
6,000	Gilead Sciences, Inc. *	293,100
24,500	Johnson & Johnson (a)	1,616,020
9,000	Medtronic, Inc.	352,710
30,000	Merck & Co., Inc. (a)	1,152,000
85,000	Pfizer, Inc.	1,926,100
12,000	UnitedHealth Group, Inc. (a)	707,280

		8,593,920

Industrials — 9.2%
8,300	3M Co.	740,443
6,500	Boeing Co./The (a)	483,405
5,500	Caterpillar, Inc. (a)	585,860
7,000	Emerson Electric Co.	365,260
2,500	FedEx Corp. (a)	229,900
800	Fluor Corp.	48,032
5,500	General Dynamics Corp. (a)	403,590
105,000	General Electric Co. (a)	2,107,350
8,500	Honeywell International, Inc. (a)	518,925
3,000	Norfolk Southern Corp.	197,490
5,000	Union Pacific Corp. (a)	537,400
13,500	United Parcel Service, Inc., Class B (a)	1,089,720
10,000	United Technologies Corp. (a)	829,400

		8,136,775

Information Technology — 22.4%
10,100	Apple, Inc. (a) *	6,054,647
60,000	Cisco Systems, Inc. (a)	1,269,000
15,000	Dell, Inc. *	249,000
21,700	EMC Corp. (a) *	648,396
2,500	Google, Inc., Class A (a) *	1,603,100
18,000	Hewlett-Packard Co.	428,940
50,000	Intel Corp. (a)	1,405,500
12,200	International Business Machines Corp. (a)	2,545,530
1,000	MasterCard, Inc., Class A (a)	420,540
55,000	Microsoft Corp. (a)	1,773,750
38,000	Oracle Corp. (a)	1,108,080
16,000	QUALCOMM, Inc. (a)	1,088,320
10,000	Texas Instruments, Inc. (a)	336,100
7,000	Visa, Inc., Class A (a)	826,000

		19,756,903

Shares		Value
Materials — 2.1%
10,000	Alcoa, Inc.	100,200
10,000	Dow Chemical Co./The (a)	346,400
10,500	Du Pont (E.I.) de Nemours & Co. (a)	555,450
8,500	Freeport-McMoRan Copper & Gold, Inc. (a)	323,340
5,000	Monsanto Co. (a)	398,800
2,100	Newmont Mining Corp.	107,667

		1,831,857

Telecommunication Services — 3.4%
59,000	AT&T, Inc. (a)	1,842,570
30,000	Verizon Communications, Inc. (a)	1,146,900

		2,989,470

Utilities — 0.8%
7,000	Exelon Corp.	274,470
1,000	NextEra Energy, Inc.	61,080
9,000	Southern Co.	404,370

		739,920

Total Common Stocks (Cost $67,349,645)		80,977,087

Exchange-Traded Funds — 0.4%
4,700	Technology Select Sector SPDR Fund	141,705
6,400	Utilities Select Sector SPDR Fund	224,320

Total Exchange-Traded Funds (Cost $298,485)		366,025

Options Purchased — 1.6%
100	S&P 100 Index, Put @ $560, Expiring December 2012	174,500
200	S&P 100 Index, Put @ $600, Expiring April 2012	18,000
500	S&P 100 Index, Put @ $600, Expiring June 2012	352,500
200	S&P 100 Index, Put @ $620, Expiring September 2012	468,000
350	S&P 100 Index, Put @ $635, Expiring May 2012	392,000

Total Options Purchased (Cost $3,732,050)		1,405,000

Cash Equivalents — 7.9%
2,324,440	Huntington Money Market Fund, Trust Shares, 0.010% (b) (c)	2,324,440
4,605,268	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	4,605,268

Total Cash Equivalents (Cost $6,929,708)		6,929,708

Total Investments (Cost $78,309,888) — 101.6%		89,677,820

Liabilities in Excess of Other Assets — (1.6)%		(1,413,476)

Net Assets — 100.0%		$88,264,344

(a)	All or a portion of the security is held as collateral for written options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

Huntington Dividend Capture Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 73.9%
Consumer Discretionary — 6.2%
64,000	American Eagle Outfitters, Inc.	$1,100,160
37,000	D.R. Horton, Inc.	561,290
43,000	Gap, Inc./The (a)	1,124,020
45,500	Genuine Parts Co. (a)	2,855,125
134,000	Hillenbrand, Inc.	3,075,300
18,000	Time Warner Cable, Inc.	1,467,000

		10,182,895

Consumer Staples — 4.9%
97,000	ConAgra Foods, Inc.	2,547,220
18,500	H.J. Heinz Co.	990,675
29,000	Hershey Co./The	1,778,570
57,750	Kroger Co./The	1,399,283
23,500	Wal-Mart Stores, Inc.	1,438,200

		8,153,948

Energy — 11.3%
29,250	Chevron Corp.	3,136,770
14,500	ConocoPhillips	1,102,145
28,000	Crosstex Energy LP	478,520
18,000	Enbridge Energy Partners LP	557,460
25,000	Exxon Mobil Corp.	2,168,250
37,000	Linn Energy LLC	1,411,550
15,000	Magellan Midstream Partners LP	1,085,100
10,000	Plains All American Pipeline LP	784,500
25,000	Royal Dutch Shell PLC ADR	1,753,250
9,000	Sunoco Logistics Partners LP	340,290
62,500	Total SA ADR	3,195,000
67,000	Valero Energy Corp.	1,726,590
16,000	Williams Partners LP	905,440

		18,644,865

Financials — 18.2%
40,500	American Financial Group, Inc.	1,562,490
67,500	Bank of Hawaii Corp.	3,263,625
56,500	Bank of Montreal	3,357,230
49,000	Cullen/Frost Bankers, Inc.	2,851,310
61,500	Federated Investors, Inc., Class B	1,378,215
34,000	JPMorgan Chase & Co.	1,563,320
8,500	M&T Bank Corp.	738,480
110,500	NYSE Euronext	3,316,105
34,000	Principal Financial Group, Inc.	1,003,340
44,000	Royal Bank of Canada	2,554,200
41,500	Toronto-Dominion Bank/The	3,525,425
63,000	U.S. Bancorp (a)	1,995,840
91,250	Waddell & Reed Financial, Inc., Class A	2,957,412

		30,066,992

Health Care — 4.6%
23,000	Abbott Laboratories	1,409,670
29,000	AstraZeneca PLC ADR	1,290,210
25,000	Becton, Dickinson & Co.	1,941,250
41,000	Cardinal Health, Inc.	1,767,510
30,750	Merck & Co., Inc.	1,180,800

		7,589,440

Industrials — 6.4%
30,750	3M Co.	2,743,207
52,500	Brady Corp., Class A	1,698,375
45,000	CSX Corp.	968,400
56,500	General Electric Co.	1,133,955
38,500	Rockwell Collins, Inc.	2,216,060
53,000	Waste Management, Inc.	1,852,880

		10,612,877

Information Technology — 6.7%
53,000	Cisco Systems, Inc.	1,120,950
35,000	Harris Corp.	1,577,800
70,500	Intel Corp.	1,981,755
56,500	Linear Technology Corp.	1,904,050
61,500	Microsoft Corp.	1,983,375
88,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,349,209
49,000	Total System Services, Inc.	1,130,430

		11,047,569

Materials — 2.1%
37,750	Freeport-McMoRan Copper & Gold, Inc.	1,436,010
55,500	Sensient Technologies Corp.	2,109,000

		3,545,010

Real Estate Investment Trusts — 7.9%
23,000	Acadia Realty Trust	518,420
6,500	Boston Properties, Inc.	682,435
10,000	EastGroup Properties, Inc.	502,200
12,000	Entertainment Properties Trust	556,560
2,500	Essex Property Trust, Inc.	378,775
20,000	HCP, Inc.	789,200
27,000	Highwoods Properties, Inc.	899,640
9,500	Home Properties, Inc.	579,595
70,000	Kimco Realty Corp.	1,348,200
41,000	Liberty Property Trust	1,464,520
14,250	Mid-America Apartment Communities, Inc.	955,178
10,500	National Health Investors, Inc.	512,190
57,000	Omega Healthcare Investors, Inc.	1,211,820
22,000	ProLogis, Inc.	792,440
5,000	Simon Property Group, Inc.	728,400
19,000	Ventas, Inc.	1,084,900

		13,004,473

Telecommunication Services — 2.5%
54,000	AT&T, Inc.	1,686,420
28,000	Verizon Communications, Inc.	1,070,440
113,500	Windstream Corp.	1,329,085

		4,085,945

Shares		Value
Utilities — 3.1%
55,000	Duke Energy Corp.	1,155,550
42,500	Exelon Corp.	1,666,425
94,000	Hawaiian Electric Industries, Inc.	2,382,900

		5,204,875

Total Common Stocks (Cost $113,453,985)		122,138,889

Preferred Stocks — 19.9%
Financials — 12.8%
45,000	Allianz SE, 8.375%	1,167,188
35,000	American Financial Group, Inc., 7.000%	916,300
45,000	Ameriprise Financial, Inc., 7.750%	1,260,900
105,000	BB&T Capital Trust V, 8.950%	2,715,300
50,000	Credit Suisse Guernsey, 7.900%	1,299,500
85,000	JPMorgan Chase Capital XXVI, 8.000%	2,200,650
32,000	KKR Financial Holdings LLC, 8.375%	847,680
75,000	M&T Capital Trust IV, 8.500%	1,961,250
60,000	Morgan Stanley Capital Trust, 6.600%	1,458,600
29,000	PartnerRe Ltd, Series D, 6.500%	726,450
30,000	PLC Capital Trust IV, 7.250%	756,000
65,000	PNC Capital Trust E, 7.750%	1,704,300
50,000	Prudential Financial, Inc., 9.000%	1,352,500
25,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	624,500
85,000	Wells Fargo Capital XII, 7.875%	2,211,700

		21,202,818

Real Estate Investment Trusts — 2.4%
80,000	Kimco Realty Corp., Series G, 7.750%	2,032,000
72,000	Vornado Realty LP, 7.875%	1,981,440

		4,013,440

Telecommunication Services — 0.7%
41,000	Qwest Corp., 7.500%	1,070,510

Utilities — 4.0%
90,000	Dominion Resources, Inc., Class A, 8.375%	2,554,200
11,840	Interstate Power & Light Co., Series B, 8.375%	338,624
80,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	2,248,800
60,000	Xcel Energy, Inc., 7.600%	1,550,400
		6,692,024

Total Preferred Stocks (Cost $32,219,889)		32,978,792

Exchange-Traded Funds — 3.7%
41,250	iShares S&P 500 Value Index Fund	2,678,362
113,000	Technology Select Sector SPDR Fund	3,406,950

Total Exchange-Traded Funds (Cost $4,627,936)		6,085,312

Cash Equivalents — 2.7%
4,399,000	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	4,399,000

Total Cash Equivalents (Cost $4,399,000)		4,399,000

Total Investments (Cost $154,700,810) — 100.2%		165,601,993

Liabilities in Excess of Other Assets — (0.2)%		(248,993)

Net Assets — 100.0%		$165,353,000

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Huntington Global Select Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares or Principal Amount		Value
Common Stocks — 82.5%
Argentina — 2.4%
Information Technology — 2.4%
11,000	MercadoLibre, Inc. (a)	$1,075,690

Brazil — 14.9%
Consumer Discretionary — 3.8%
90,384	Lojas Americanas SA	851,408
40,000	Restoque Comercio e Confeccoes de Roupas SA	825,090

		1,676,498

Energy — 2.1%
35,000	Petroleo Brasileiro SA ADR	929,600

Financials — 5.3%
55,000	Banco Bradesco SA ADR	962,500
170,000	BM&FBOVESPA SA	1,043,042
18,000	Itau Unibanco Holding SA	344,446

		2,349,988

Health Care — 1.3%
36,000	OdontoPrev SA	605,988

Telecommunication Services — 2.4%
35,000	Telefonica Brasil SA ADR	1,072,050

		6,634,124

Canada — 3.5%
Materials — 3.5%
34,000	Potash Corporation of Saskatchewan, Inc.	1,553,460

Cayman Islands — 2.9%
Consumer Discretionary — 2.9%
440,000	Wynn Macau Ltd. *	1,286,185

China — 12.6%
Energy — 4.2%
500,000	China Oilfield Services Ltd.	717,266
8,000	PetroChina Co. Ltd. ADR	1,124,240

		1,841,506

Financials — 2.9%
900,000	Bank of China Ltd.	362,754
1,200,000	China Construction Bank Corp.	927,166

		1,289,920

Health Care — 1.3%
18,000	Mindray Medical International Ltd. ADR	593,460

Information Technology — 4.2%
8,000	Baidu, Inc. ADR (a) *	1,166,160
11,000	SINA Corp. *	715,000

		1,881,160

		5,606,046

Hong Kong — 1.7%
Information Technology — 1.7%
390,000	Digital China Holdings Ltd.	774,415

India — 8.8%
Consumer Discretionary — 1.6%
50,000	Mahindra & Mahindra Ltd.	688,157

Energy — 1.1%
150,000	Petronet LNG Ltd.	495,479

Financials — 4.2%
13,000	Axis Bank Ltd.	292,887
27,000	ICICI Bank Ltd. ADR	941,490
160,000	Rural Electrification Corp. Ltd.	645,975

		1,880,352

Health Care — 1.3%
55,000	Lupin Ltd.	572,432

Materials — 0.6%
105,000	Hindalco Industries Ltd.	267,066

		3,903,486

Indonesia — 6.0%
Industrials — 2.9%
360,151	United Tractors Tbk PT	1,299,900

Materials — 2.5%
4,040,000	Holcim Indonesia Tbk PT	1,137,810

Utilities — 0.6%
600,000	Perusahaan Gas Negara PT	249,371

		2,687,081

Peru — 1.5%
Financials — 1.5%
5,000	Credicorp Ltd. (a)	659,100

Poland — 3.6%
Financials — 2.2%
3,200	Bank Pekao SA	159,547
9,000	Bre Bank SA *	825,656

		985,203

Utilities — 1.4%
100,000	Polska Grupa Energetyczna SA	620,497

		1,605,700

Republic Of South Korea — 12.0%
Consumer Discretionary — 4.6%
83,000	Dong Ah Tire & Rubber Co Ltd.	875,342
5,800	Hyundai Motor Co.	1,192,657

		2,067,999

Consumer Staples — 2.5%
2,150	LG Household & Health Care Ltd.	1,128,982

Financials — 2.0%
75,480	Korean Reinsurance Co.	909,277

Industrials — 1.8%
2,750	Hyundai Heavy Industries Co. Ltd.	780,271

Materials — 1.1%
1,400	Korea Zinc Co. Ltd.	483,717

		5,370,246

Principal Amount or Shares		Value
Taiwan — 7.6%
Financials — 1.9%
745,461	Fubon Financial Holding Co. Ltd.	839,597

Materials — 5.7%
902,863	Asia Cement Corp.	1,099,449
275,000	Formosa Plastics Corp.	809,481
243,000	Taiwan Fertilizer Co. Ltd.	628,860

		2,537,790

		3,377,387

United Kingdom — 1.9%
Materials — 1.9%
15,000	Rio Tinto PLC ADR	833,850

United States — 3.1%
Energy — 1.2%
5,000	EOG Resources, Inc.	555,500

Materials — 1.9%
22,000	Freeport-McMoRan Copper & Gold, Inc.	836,880

		1,392,380

Total Common Stocks (Cost $36,424,158)		36,759,150

Exchange-Traded Funds — 9.2%
30,000	Global X Brazil Consumer ETF	563,400
65,000	Global X China Consumer ETF	968,500
70,000	PowerShares DB US Dollar Index Bullish Fund ETF *	1,533,700
40,000	ProShares UltraShort MSCI Emerging Markets *	1,035,600

Total Exchange-Traded Funds (Cost $4,103,126)		4,101,200

Foreign Bonds — 7.8%
200,000	Australian Government, Series 119, 6.250%, 4/15/15 (b)	223,558
200,000	Australian Government, Series 120, 6.000%, 2/15/17 (b)	229,555
750,000	Brazilian Government International Bond, 12.500%, 1/5/16 (c)	496,354
200,000	Canadian Government Bond, 4.000%, 6/1/17 (d)	223,981
350,000	European Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (c)	197,703
600,000	Goldman Sachs Group, Inc./The, 7.750%, 11/23/16 (b)	642,913
4,200,000,000	Indonesian Government, Series FR23, 11.000%, 12/15/12 (e)	481,938
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (e)	202,386
4,700,000,000	Indonesian Government, Series FR53, 8.250%, 7/15/21 (e)	593,912
1,700,000,000	KFW, Series E, 7.500%, 7/17/12 (e)	187,013

Total Foreign Bonds (Cost $3,260,104)		3,479,313

Cash Equivalents — 2.6%
1,130,545	Huntington Money Market Fund, Interfund Shares, 0.010% (f) (g)	1,130,545
50	Fidelity Institutional Money Market Portfolio, 0.260% (g)	50

Total Cash Equivalents (Cost $1,130,595)		1,130,595

Total Investments (Cost $44,917,983) — 102.1%		45,470,258

Liabilities in Excess of Other Assets — (2.1)%		(916,238)

Net Assets — 100.0%		$44,554,020

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Foreign-denominated security. Principal amount is reported in Australian Dollars.
(c)	Foreign-denominated security. Principal amount is reported in Brazilian Real.
(d)	Foreign-denominated security. Principal amount is reported in Canadian Dollars.
(e)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(f)	Investment in affiliate.
(g)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MTN — Medium Term Note

PLC — Public Liability Co.

Huntington Growth Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 97.5%
Consumer Discretionary — 9.2%
17,110	Advance Auto Parts, Inc.	$1,515,433
9,470	Amazon.com, Inc. *	1,917,770
2,930	Chipotle Mexican Grill, Inc. *	1,224,740
19,770	Home Depot, Inc./The	994,629
12,570	NIKE, Inc., Class B	1,363,091
7,350	Panera Bread Co., Class A *	1,182,762
26,900	Starbucks Corp.	1,503,441
11,860	VF Corp.	1,731,323
20,900	Yum! Brands, Inc.	1,487,662

		12,920,851

Consumer Staples — 12.7%
90,890	Altria Group, Inc.	2,805,774
44,640	Coca-Cola Co./The	3,303,806
25,320	Costco Wholesale Corp.	2,299,056
36,990	Procter & Gamble Co.	2,486,098
52,520	Wal-Mart Stores, Inc.	3,214,224
45,020	Whole Foods Market, Inc.	3,745,664

		17,854,622

Energy — 12.1%
15,170	CARBO Ceramics, Inc.	1,599,677
12,330	Chevron Corp.	1,322,269
40,870	Energy Transfer Partners LP	1,917,212
45,680	Enterprise Products Partners LP	2,305,470
25,130	EOG Resources, Inc.	2,791,943
16,340	Exxon Mobil Corp.	1,417,168
21,910	Lufkin Industries, Inc.	1,767,042
36,850	Schlumberger Ltd.	2,576,920
23,730	Transocean Ltd.	1,298,031

		16,995,732

Financials — 3.0%
12,050	Franklin Resources, Inc.	1,494,562
5,550	Goldman Sachs Group, Inc./The	690,254
13,990	JPMorgan Chase & Co.	643,260
9,820	PNC Financial Services Group, Inc.	633,292
21,700	Wells Fargo & Co.	740,838

		4,202,206

Health Care — 14.6%
37,890	Abbott Laboratories	2,322,278
58,030	Bristol-Myers Squibb Co.	1,958,512
15,390	Cardinal Health, Inc.	663,463
29,280	Edwards LifeSciences Corp. *	2,129,534
36,070	Medco Health Solutions, Inc. *	2,535,721
57,640	Merck & Co., Inc.	2,213,376
21,650	Novo-Nordisk A/S ADR	3,003,071
46,100	Pfizer, Inc.	1,044,626
36,780	Stryker Corp.	2,040,554
34,100	WellPoint, Inc.	2,516,580

		20,427,715

Industrials — 8.2%
21,560	Caterpillar, Inc.	2,296,571
25,990	Cummins, Inc.	3,119,840
30,840	Deere & Co.	2,494,956
25,270	Illinois Tool Works, Inc.	1,443,422
9,850	W.W. Grainger, Inc.	2,115,878

		11,470,667

Information Technology — 32.4%
24,020	Apple, Inc.*	14,399,269
68,530	ARM Holdings PLC ADR	1,938,714
10,580	Baidu, Inc. ADR *	1,542,247
53,350	Broadcom Corp., Class A *	2,096,655
102,620	Cisco Systems, Inc.	2,170,413
57,580	EMC Corp. *	1,720,490
3,320	Google, Inc., Class A *	2,128,917
121,500	Intel Corp.	3,415,365
30,620	International Business Machines Corp.	6,388,863
47,010	QUALCOMM, Inc.	3,197,620
42,660	Rackspace Hosting, Inc. *	2,465,321
41,570	Red Hat, Inc. *	2,489,627
12,210	Visa, Inc., Class A	1,440,780

		45,394,281

Materials — 3.5%
7,740	Agrium, Inc.	668,504
25,350	Du Pont (E.I.) de Nemours & Co.	1,341,015
20,840	International Paper Co.	731,484
13,010	Nucor Corp.	558,780
11,920	Potash Corporation of Saskatchewan, Inc.	544,625
9,490	Praxair, Inc.	1,087,934

		4,932,342

Real Estate Investment Trusts — 0.9%
18,970	Mid-America Apartment Communities, Inc.	1,271,559

Telecommunication Services — 0.5%
17,890	Verizon Communications, Inc.	683,935

Utilities — 0.4%
10,190	Sempra Energy	610,992

Total Common Stocks (Cost $111,042,816)		136,764,902

Cash Equivalents — 2.7%
3,807,250	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	3,807,250

Total Cash Equivalents (Cost $3,807,250)		3,807,250

Total Investments (Cost $114,850,066) — 100.2%		140,572,152

Liabilities in Excess of Other Assets — (0.2)%		(256,382)

Net Assets — 100.0%		$140,315,770

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

Huntington Income Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 98.5%
Consumer Discretionary — 9.2%
75,000	Best Buy Co., Inc.	$1,776,000
69,000	Comcast Corp., Class A	2,070,690
122,000	Gannett Co., Inc.	1,870,260
29,400	Genuine Parts Co.	1,844,850
95,300	Shaw Communications, Inc., Class B	2,015,595
26,000	Time Warner Cable, Inc., Class A	2,119,000

		11,696,395

Consumer Staples — 7.5%
58,400	Altria Group, Inc.	1,802,808
26,000	Kimberly-Clark Corp.	1,921,140
50,800	Kraft Foods, Inc., Class A	1,930,908
22,200	Philip Morris International, Inc.	1,967,142
32,500	Wal-Mart Stores, Inc.	1,989,000

		9,610,998

Energy — 12.3%
46,900	BP PLC ADR	2,110,500
19,600	Chevron Corp. (a)	2,101,904
24,400	ConocoPhillips	1,854,644
38,600	Enterprise Products Partners LP	1,948,142
23,300	Exxon Mobil Corp.	2,020,809
43,000	Marathon Petroleum Corp.	1,864,480
26,100	Royal Dutch Shell PLC ADR	1,830,393
63,000	Spectra Energy Corp.	1,987,650

		15,718,522

Financials — 16.5%
26,000	ACE Ltd.	1,903,200
43,100	Aflac, Inc.	1,982,169
230,000	Banco Santander SA ADR	1,764,100
33,600	Bank of Montreal	1,996,512
34,900	Bank of Nova Scotia	1,955,796
121,000	Barclays PLC ADR	1,833,150
64,900	BB&T Corp.	2,037,211
24,200	Canadian Imperial Bank of Commerce	1,851,058
42,000	HSBC Holdings PLC ADR	1,864,380
34,000	Travelers Cos., Inc./The	2,012,800
60,000	U.S. Bancorp	1,900,800

		21,101,176

Health Care — 7.0%
33,300	AstraZeneca PLC ADR	1,481,517
28,300	Baxter International, Inc.	1,691,774
48,500	Eli Lilly & Co.	1,953,095
50,200	Merck & Co., Inc.	1,927,680
83,500	Pfizer, Inc.	1,892,110

		8,946,176

Industrials — 9.8%
24,800	General Dynamics Corp.	1,819,824
89,000	General Electric Co.	1,786,230
30,900	Illinois Tool Works, Inc.	1,765,008
20,100	Lockheed Martin Corp.	1,806,186
135,000	R.R. Donnelley & Sons Co.	1,672,650
59,000	Republic Services, Inc.	1,803,040
51,000	Waste Management, Inc.	1,782,960

		12,435,898

Information Technology — 13.2%
147,000	Applied Materials, Inc.	1,828,680
91,000	Cisco Systems, Inc.	1,924,650
134,000	Corning, Inc.	1,886,720
80,000	Hewlett-Packard Co.	1,906,400
67,000	Intel Corp.	1,883,370
58,000	Microsoft Corp.	1,870,500
60,000	Paychex, Inc.	1,859,400
70,000	Seagate Technology PLC	1,886,500
226,000	Xerox Corp.	1,826,080

		16,872,300

Materials — 3.2%
20,500	Air Products & Chemicals, Inc.	1,881,900
64,000	International Paper Co. (a)	2,246,400

		4,128,300

Real Estate Investment Trusts — 11.1%
49,600	HCP, Inc.	1,957,216
36,000	Health Care REIT, Inc.	1,978,560
81,100	Hospitality Properties Trust	2,146,717
102,700	Kimco Realty Corp.	1,978,002
67,500	Mack-Cali Realty Corp.	1,945,350
14,900	Simon Property Group, Inc.	2,170,632
33,600	Ventas, Inc.	1,918,560

		14,095,037

Telecommunication Services — 3.9%
53,000	AT&T, Inc.	1,655,190
42,600	Verizon Communications, Inc.	1,628,598
143,000	Windstream Corp.	1,674,530

		4,958,318

Utilities — 4.8%
39,200	Exelon Corp.	1,537,032
77,500	Pepco Holdings, Inc.	1,463,975
36,300	PG&E Corp.	1,575,783
55,000	PPL Corp.	1,554,300

		6,131,090

Total Common Stocks (Cost $110,832,055)		125,694,210

Cash Equivalents — 1.0%
1,245,397	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,245,397

Total Cash Equivalents (Cost $1,245,397)		1,245,397

Total Investments (Cost $112,077,452) — 99.5%		126,939,607

Other Assets in Excess of Liabilities — 0.5%		653,422

Net Assets — 100.0%		$127,593,029

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

Huntington International Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 91.4%
Australia — 1.8%
Materials — 1.8%
142,000	BHP Billiton Ltd.	$5,090,497

Canada — 1.8%
Energy — 1.8%
141,000	Cenovus Energy, Inc.	5,067,540

France — 9.5%
Energy — 2.1%
115,541	Total SA	5,893,015

Financials — 3.8%
371,900	AXA SA ADR	6,162,383
99,011	BNP Paribas	4,697,988

		10,860,371

Health Care — 2.1%
79,100	Sanofi-Aventis	6,143,372

Utilities — 1.5%
121,000	GDF Suez	3,126,069
46,172	GDF Suez ADR	1,193,546

		4,319,615

		27,216,373

Germany — 7.4%
Consumer Staples — 2.6%
99,500	Henkel AG & Co. KGaA	7,291,137

Industrials — 3.6%
179,000	GEA Group AG *	6,173,978
41,700	Siemens AG	4,204,205

		10,378,183

Materials — 1.2%
67,000	K+S AG	3,505,268

		21,174,588

Hong Kong — 3.6%
Consumer Discretionary — 1.9%
2,410,000	Li & Fung Ltd.	5,530,313

Financials — 1.7%
133,000	Hong Kong Exchanges and Clearing Ltd.	2,235,050
454,000	Wharf (Holdings) Ltd./The	2,467,137

		4,702,187

		10,232,500

Israel — 1.3%
Health Care — 1.3%
81,000	Teva Pharmaceutical Industries, Ltd. ADR	3,649,860

Italy — 1.8%
Energy — 1.8%
102,000	Saipem SpA	5,269,036

Japan — 18.0%
Consumer Discretionary — 2.3%
174,000	Honda Motor Co. Ltd.	6,609,856

Consumer Staples — 1.2%
66,644	Unicharm Corp.	3,517,747

Industrials — 5.9%
31,900	FANUC Ltd.	5,656,384
213,000	KOMATSU Ltd.	6,069,175
128,000	Makita Corp.	5,132,987

		16,858,546

Information Technology — 6.6%
117,883	Canon, Inc.	5,567,370
203,000	Hoya Corp.	4,558,244
22,880	KEYENCE Corp.	5,378,002
57,000	Murata Manufacturing Co. Ltd.	3,377,038

		18,880,654

Materials — 2.0%
408,000	Kuraray Co. Ltd.	5,770,842

		51,637,645

Mexico — 3.2%
Consumer Staples — 1.8%
61,000	Fomento Economico Mexicano SAB de CV ADR	5,018,470

Telecommunication Services — 1.4%
167,000	America Movil SA de CV, Series L ADR	4,146,610

		9,165,080

Netherlands — 1.4%
Energy — 1.4%
112,595	Royal Dutch Shell PLC, Class A	3,932,675

Republic Of South Korea — 0.4%
Materials — 0.4%
13,000	POSCO ADR	1,088,100

Singapore — 5.9%
Financials — 2.1%
542,000	DBS Group Holdings Ltd.	6,113,722

Industrials — 2.2%
717,877	Keppel Corp Ltd.	6,275,927

Telecommunication Services — 1.6%
1,883,930	Singapore Telecommunications Ltd.	4,720,690

		17,110,339

Sweden — 5.3%
Consumer Discretionary — 1.8%
142,000	Hennes & Mauritz AB	5,138,333

Industrials — 1.7%
349,000	Volvo AB	5,085,249

Materials — 1.8%
295,000	Svenska Cellulosa AB (SCA)	5,109,947

		15,333,529

Switzerland — 6.0%
Consumer Staples — 1.0%
46,000	Nestle SA	2,894,428

Shares		Value
Financials — 1.5%
60,300	ACE Ltd.	4,413,960

Health Care — 1.8%
93,400	Novartis AG	5,169,230

Materials — 1.7%
71,100	Syngenta AG ADR	4,893,813

		17,371,431

Taiwan — 1.1%
Information Technology — 1.1%
209,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,206,569

United Kingdom — 21.7%
Consumer Discretionary — 2.2%
200,000	Greene King PLC	1,641,206
249,000	Pearson PLC	4,640,246

		6,281,452

Consumer Staples — 3.5%
1,063,284	Tesco PLC	5,612,793
134,000	Unilever PLC	4,424,154

		10,036,947

Energy — 2.1%
259,000	BG Group PLC	5,999,072

Financials — 4.5%
1,450,000	Barclays PLC	5,456,491
304,337	Standard Chartered PLC	7,594,429

		13,050,920

Health Care — 1.6%
103,850	GlaxoSmithKline PLC ADR	4,663,904

Industrials — 2.5%
544,000	Rolls-Royce Holdings PLC *	7,065,952

Telecommunication Services — 3.6%
1,339,000	BT Group PLC	4,849,230
2,006,000	Vodafone Group PLC	5,525,605

		10,374,835

Utilities — 1.7%
231,100	SSE PLC	4,912,931

		62,386,013

United States — 1.2%
Energy — 1.2%
51,352	Schlumberger Ltd.	3,591,045

Total Common Stocks (Cost $226,898,244)		262,522,820

Exchange-Traded Funds — 4.9%
400,000	iShares MSCI Japan Index Fund	4,072,000
212,000	iShares MSCI Malaysia Index Fund	3,097,320
66,900	iShares MSCI South Korea Index Fund	3,983,226
217,691	iShares MSCI Taiwan Index Fund	2,923,590

Total Exchange-Traded Funds (Cost $11,681,000)		14,076,136

Cash Equivalents — 3.4%
9,747,884	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	9,747,884

Total Cash Equivalents (Cost $9,747,884)		9,747,884

Total Investments (Cost $248,327,128) — 99.7%		286,346,840

Other Assets in Excess of Liabilities — 0.3%		870,946

Net Assets — 100.0%		$287,217,786

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Huntington Macro 100 Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 93.1%
Consumer Discretionary — 8.3%
11,200	Comcast Corp., Class A	$336,112
25,800	D.R. Horton, Inc.	391,386
36,200	International Game Technology	607,798
15,000	Leggett & Platt, Inc.	345,150
9,000	Marriott International, Inc., Class A	340,650
35,700	News Corp., Class A	702,933
9,100	Target Corp.	530,257
10,500	TJX Cos., Inc./The	416,955
1,600	VF Corp.	233,568
8,000	Viacom, Inc., Class B	379,680
10,000	Walt Disney Co./The	437,800

		4,722,289

Consumer Staples — 10.0%
7,500	Clorox Co./The	515,625
5,800	Colgate-Palmolive Co.	567,124
13,000	ConAgra Foods, Inc.	341,380
16,900	Kraft Foods, Inc., Class A	642,369
21,000	Kroger Co./The	508,830
8,500	PepsiCo, Inc.	563,975
11,600	Procter & Gamble Co.	779,636
83,800	SUPERVALU, Inc.	478,498
18,100	Walgreen Co.	606,169
12,100	Wal-Mart Stores, Inc.	740,520

		5,744,126

Energy — 12.5%
3,300	Apache Corp.	331,452
8,000	Chevron Corp.	857,920
10,500	ConocoPhillips	798,105
35,000	Denbury Resources, Inc. *	638,050
8,500	Diamond Offshore Drilling, Inc.	567,375
17,700	Exxon Mobil Corp.	1,535,121
9,200	FMC Technologies, Inc. *	463,864
6,100	Helmerich & Payne, Inc.	329,095
9,517	Marathon Petroleum Corp.	412,657
17,800	Peabody Energy Corp.	515,488
4,000	Schlumberger Ltd.	279,720
16,000	Valero Energy Corp.	412,320

		7,141,167

Financials — 13.6%
22,500	Allstate Corp./The	740,700
12,100	American Express Co.	700,106
25,500	BB&T Corp.	800,445
8,000	Berkshire Hathaway, Inc., Class B *	649,200
15,300	Discover Financial Services	510,102
28,000	Federated Investors, Inc., Class B	627,480
66,000	Hudson City Bancorp, Inc.	482,460
12,100	PNC Financial Services Group, Inc.	780,329
11,500	State Street Corp.	523,250
9,000	Torchmark Corp.	448,650
16,000	U.S. Bancorp	506,880
18,000	Unum Group	440,640
16,500	Wells Fargo & Co.	563,310

		7,773,552

Health Care — 10.8%
5,000	Amgen, Inc.	339,950
10,400	Baxter International, Inc.	621,712
7,100	Becton, Dickinson & Co.	551,315
13,600	Eli Lilly & Co.	547,672
20,700	Forest Laboratories, Inc. *	718,083
9,200	Johnson & Johnson	606,832
5,000	McKesson Corp.	438,850
16,500	Medtronic, Inc.	646,635
17,100	Patterson Cos., Inc.	571,140
31,550	Pfizer, Inc.	714,923
77,100	Tenet Healthcare Corp. *	409,401

		6,166,513

Industrials — 9.2%
5,000	3M Co.	446,050
3,000	Caterpillar, Inc.	319,560
6,400	Deere & Co.	517,760
8,000	Emerson Electric Co.	417,440
9,200	Honeywell International, Inc.	561,660
10,000	Iron Mountain, Inc.	288,000
7,500	L-3 Communications Holdings, Inc.	530,775
3,800	Pall Corp.	226,594
3,000	Parker Hannifin Corp.	253,650
17,400	Quanta Services, Inc. *	363,660
6,300	Stericycle, Inc. *	526,932
3,700	Union Pacific Corp.	397,676
5,500	United Parcel Service, Inc., Class B	443,960

		5,293,717

Information Technology — 19.4%
18,000	Analog Devices, Inc.	727,200
3,600	Apple, Inc. *	2,158,092
42,000	Applied Materials, Inc.	522,480
13,000	Autodesk, Inc. *	550,160
33,100	Cisco Systems, Inc.	700,065
4,000	Cognizant Technology Solutions Corp., Class A *	307,800
14,000	Computer Sciences Corp.	419,160
25,000	Corning, Inc.	352,000
42,200	Dell, Inc. *	700,520
800	Google, Inc., Class A *	512,992
29,700	Intel Corp.	834,867

Shares		Value
5,000	International Business Machines Corp.	1,043,250
12,600	Jabil Circuit, Inc.	316,512
19,200	Lexmark International, Inc., Class A	638,208
22,300	Microsoft Corp.	719,175
48,000	SAIC, Inc.	633,600

		11,136,081

Materials — 3.1%
12,000	Bemis Co., Inc.	387,480
18,400	Dow Chemical Co./The	637,376
10,770	Freeport-McMoRan Copper & Gold, Inc.	409,691
8,500	Nucor Corp.	365,075

		1,799,622

Telecommunication Services — 2.5%
17,332	AT&T, Inc.	541,278
30,000	MetroPCS Communications, Inc. *	270,600
13,200	Verizon Communications, Inc.	504,636
10,000	Windstream Corp.	117,100

		1,433,614

Utilities — 3.7%
6,800	Consolidated Edison, Inc.	397,256
4,300	Dominion Resources, Inc., Class A	220,203
6,800	Entergy Corp.	456,960
8,000	Exelon Corp.	313,680
16,500	Pepco Holdings, Inc.	311,685
23,700	TECO Energy, Inc.	415,936

		2,115,720

Total Common Stocks (Cost $45,424,976)		53,326,401

Cash Equivalents — 3.7%
2,144,641	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	2,144,641

Total Cash Equivalents (Cost $2,144,641)		2,144,641

Total Investments (Cost $47,569,617) — 96.8%		55,471,042

Other Assets in Excess of Liabilities — 3.2%		1,816,641

Net Assets — 100.0%		$57,287,683

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

Huntington Mid Corp America Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 98.3%
Consumer Discretionary — 8.6%
7,120	Advance Auto Parts, Inc.	$630,618
8,300	American Public Education, Inc. *	315,400
25,340	Bob Evans Farms, Inc.	955,825
20,670	Guess?, Inc.	645,937
40,260	Iconix Brand Group, Inc. *	699,719
25,870	Kohl’s Corp.	1,294,276
43,640	Nordstrom, Inc.	2,431,621
24,650	PetSmart, Inc.	1,410,473
6,710	Ralph Lauren Corp.	1,169,754
15,540	Ross Stores, Inc.	902,874
18,000	Vitamin Shoppe, Inc. *	795,780
19,410	Wolverine World Wide, Inc.	721,664

		11,973,941

Consumer Staples — 4.7%
64,000	Church & Dwight Co., Inc.	3,148,160
25,950	Constellation Brands, Inc., Class A *	612,161
9,880	Diamond Foods, Inc.	225,462
28,900	Dr. Pepper Snapple Group, Inc.	1,162,069
35,490	Harris Teeter Supermarkets, Inc.	1,423,149

		6,571,001

Energy — 8.6%
2,600	CARBO Ceramics, Inc.	274,170
53,070	Chesapeake Energy Corp.	1,229,632
45,780	CVR Energy, Inc. *	1,224,615
20,320	Helmerich & Payne, Inc.	1,096,264
92,897	Lone Pine Resources, Inc. *	603,831
16,710	Murphy Oil Corp.	940,272
31,200	Noble Energy, Inc.	3,050,736
16,600	Oceaneering International, Inc.	894,574
43,500	Seadrill Ltd.	1,631,685
11,250	Unit Corp. *	481,050
36,600	Weatherford International Ltd. *	552,294

		11,979,123

Financials — 12.3%
29,090	Brown & Brown, Inc.	691,760
28,100	Cincinnati Financial Corp.	969,731
26,900	City National Corp.	1,411,443
27,390	Community Bank System, Inc.	788,284
14,390	Cullen/Frost Bankers, Inc.	837,354
50,670	Discover Financial Services	1,689,338
4,310	Everest Re Group Ltd.	398,761
83,580	First American Financial Corp.	1,389,935
59,900	First Niagara Financial Group, Inc.	589,416
21,800	Invesco Ltd.	581,406
9,800	Jones Lang LaSalle, Inc.	816,438
45,400	Principal Financial Group, Inc.	1,339,754
21,800	Prosperity Bancshares, Inc.	998,440
11,120	T. Rowe Price Group, Inc.	726,136
45,885	Torchmark Corp.	2,287,367
65,273	Unum Group	1,597,883

		17,113,446

Health Care — 10.9%
37,470	AmerisourceBergen Corp.	1,486,810
12,430	Biogen Idec, Inc. *	1,565,807
9,440	Cepheid, Inc. *	394,875
22,443	Coventry Health Care, Inc.	798,298
62,020	Life Technologies Corp. *	3,027,816
44,700	Lincare Holdings, Inc.	1,156,836
16,000	Quest Diagnostics, Inc.	978,400
32,490	St. Jude Medical, Inc.	1,439,632
28,496	Thermo Fisher Scientific, Inc.	1,606,604
38,830	Watson Pharmaceutical, Inc. *	2,603,940

		15,059,018

Industrials — 16.1%
35,300	AECOM Technology Corp. *	789,661
10,200	Alliant Techsystems, Inc.	511,224
22,400	BorgWarner, Inc. *	1,889,216
30,200	CNH Global NV *	1,198,940
47,200	Cooper Industries PLC	3,018,440
14,400	Cummins, Inc.	1,728,576
16,000	Elbit Systems Ltd.	616,000
3,320	Flowserve Corp.	383,493
28,300	Jacobs Engineering Group, Inc. *	1,255,671
53,400	John Bean Technologies Corp.	865,080
54,000	Kennametal, Inc.	2,404,620
19,890	L-3 Communications Holdings, Inc.	1,407,615
23,400	Parker Hannifin Corp.	1,978,470
9,270	Rockwell International Corp.	738,819
34,280	Rollins, Inc.	729,478
21,000	Ryder System, Inc.	1,108,800
3,990	Stericycle, Inc. *	333,724
14,740	Timken Co.	747,908
10,000	UniFirst Corp.	615,500

		22,321,235

Information Technology — 19.1%
11,000	Amdocs Ltd. *	347,380
62,300	Autodesk, Inc. *	2,636,536
19,170	BMC Software, Inc. *	769,867
24,200	Broadcom Corp., Class A *	951,060
40,580	Citrix Systems, Inc. *	3,202,168
53,400	CTS Corp.	561,768
32,866	Fidelity National Information Services, Inc.	1,088,522
14,100	Fiserv, Inc. *	978,399

Shares		Value
10,250	FleetCor Technologies, Inc. *	397,393
41,510	FLIR Systems, Inc.	1,050,618
40,000	Forrester Research, Inc.	1,296,000
33,000	Harris Corp.	1,487,640
27,560	j2 Global, Inc.	790,421
29,000	JDA Software Group, Inc. *	796,920
25,700	Molex, Inc.	722,684
30,800	NCR Corp. *	668,668
49,600	NVIDIA Corp. *	763,344
112,100	ON Semiconductor Corp. *	1,010,021
25,800	Progress Software Corp. *	609,396
17,360	SanDisk Corp. *	860,882
31,600	Synopsys, Inc. *	968,856
20,600	Syntel, Inc.	1,153,600
50,280	Teradata Corp. *	3,426,582

		26,538,725

Materials — 6.2%
16,800	Albemarle Corp.	1,073,856
18,100	AptarGroup, Inc.	991,337
12,000	Ball Corp.	514,560
18,170	Cia de Minas Buenaventura SA	732,433
27,000	FMC Corp.	2,858,220
12,280	PPG Industries, Inc.	1,176,424
6,000	Schnitzer Steel Industries, Inc.	239,370
9,500	Silver Wheaton Corp.	315,400
20,000	Sonoco Products Co.	664,000

		8,565,600

Real Estate Investment Trusts — 8.0%
14,450	Alexandria Real Estate Equities, Inc.	1,056,728
26,810	Entertainment Properties Trust	1,243,448
9,300	Federal Realty Investment Trust	900,147
22,470	Highwoods Properties, Inc.	748,700
12,200	Home Properties, Inc.	744,322
12,210	Liberty Property Trust	436,141
21,510	Mack-Cali Realty Corp.	619,918
100,070	Medical Properties Trust, Inc.	928,650
13,360	Mid-America Apartment Communities, Inc.	895,521
16,690	PS Business Parks, Inc.	1,093,863
22,800	Rayonier, Inc.	1,005,252
18,260	Sovran Self Storage, Inc.	909,896
9,700	Ventas, Inc.	553,870

		11,136,456

Telecommunication Services — 0.6%
28,150	MetroPCS Communications, Inc. *	253,913
9,000	TELUS Corp.	511,560
		765,473
Utilities — 3.2%
18,620	CMS Energy Corp.	409,640
6,980	DTE Energy Co.	384,109
13,950	National Fuel Gas Co.	671,274
14,250	New Jersey Resources Corp.	635,122
33,700	Portland General Electric Co.	841,826
63,000	Questar Corp.	1,213,380
12,640	Xcel Energy, Inc.	334,581

		4,489,932

Total Common Stocks (Cost $78,895,631)		136,513,950

Cash Equivalents — 1.7%
2,300,265	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	2,300,265
Total Cash Equivalents (Cost $2,300,265)		2,300,265

Total Investments (Cost $81,195,896) — 100.0%		138,814,215

Other Assets in Excess of Liabilities — 0.0%		56,770

Net Assets — 100.0%		$138,870,985

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

PLC — Public Liability Co.

Huntington New Economy Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 95.5%
Consumer Discretionary — 12.3%
16,000	Dick’s Sporting Goods, Inc.	$769,280
6,000	Fossil, Inc. *	791,880
6,800	Tractor Supply Co.	615,808

		2,176,968

Consumer Staples — 4.0%
11,600	Monster Beverage Corp. *	720,244

Energy — 6.3%
8,500	Baker Hughes, Inc.	356,490
4,600	CARBO Ceramics, Inc.	485,070
10,584	Superior Energy Services, Inc. *	278,995

		1,120,555

Financials — 7.5%
30,000	Brown & Brown, Inc.	713,400
31,600	Montpelier Re Holdings Ltd.	610,512

		1,323,912

Health Care — 22.2%
13,100	athenahealth, Inc. *	970,972
9,900	Catalyst Health Solutions, Inc. *	630,927
14,900	Cepheid, Inc. *	623,267
8,400	Computer Programs & Systems, Inc.	474,768
29,900	Mylan, Inc. *	701,155
14,000	Onyx Pharmaceuticals, Inc. *	527,520

		3,928,609

Industrials — 9.9%
24,800	Corrections Corp. of America	677,288
20,000	GrafTech International Ltd. *	238,800
29,700	Titan Machinery, Inc. *	837,540

		1,753,628

Information Technology — 16.5%
15,600	Cognex Corp.	660,816
5,100	F5 Networks, Inc. *	688,296
17,900	NetApp, Inc. *	801,383
27,300	Riverbed Technology, Inc. *	766,584

		2,917,079

Materials — 8.9%
40,500	American Vanguard Corp.	878,445
3,800	CF Industries Holdings, Inc.	694,070

		1,572,515

Real Estate Investment Trusts — 3.9%
12,000	Ventas, Inc.	685,200

Utilities — 4.0%
10,300	Alliant Energy Corp.	446,196
5,500	National Fuel Gas Co.	264,660

		710,856

Total Common Stocks (Cost $14,861,465)		16,909,566

Options Purchased — 0.0%
400	iPath S&P 500 VIX Short Term Futures ETN, Call @ $26, Expiring April 2012	4,400

Total Options Purchased (Cost $110,644)		4,400

Cash Equivalents — 0.0%
429	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	429

Total Cash Equivalents (Cost $429)		429

Total Investments (Cost $14,972,538) — 95.5%		16,914,395

Other Assets in Excess of Liabilities — 4.5%		792,331

Net Assets — 100.0%		$17,706,726

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

Huntington Real Strategies Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares or Contracts		Value
Common Stocks — 80.4%
Consumer Staples — 6.3%
32,980	Bunge Ltd.	$2,257,151
187,650	Dean Foods Co. *	2,272,442
87,890	Smithfield Foods, Inc. *	1,936,217

		6,465,810

Energy — 27.5%
193,500	Adaro Energy Tbk PT ADR	2,074,320
61,900	Cameco Corp.	1,330,231
60,500	Canadian Natural Resources Ltd.	2,007,390
91,000	Canadian Oil Sands Ltd.	1,918,280
87,500	El Paso Corp.	2,585,625
45,100	Enterprise Products Partners LP	2,276,197
51,800	Linn Energy LLC	1,976,170
29,100	National Oilwell Varco, Inc.	2,312,577
61,000	Natural Resource Partners LP	1,463,390
47,300	Petroleo Brasileiro SA ADR	1,256,288
41,100	Sasol Ltd. ADR	1,999,104
64,900	Spectra Energy Corp.	2,047,595
40,646	Statoil ASA ADR	1,101,913
28,600	Transocean Ltd.	1,564,420
558,200	Uranium Energy Corp. *	2,176,980

		28,090,480

Industrials — 15.9%
45,100	AGCO Corp. *	2,129,171
58,000	Chicago Bridge & Iron Co. NV	2,505,020
47,600	Deere & Co.	3,850,840
73,080	Harsco Corp.	1,714,457
28,200	Lindsay Corp.	1,868,814
36,200	Robbins & Myers, Inc.	1,884,210
19,400	Valmont Industries, Inc.	2,277,754

		16,230,266

Materials — 22.9%
6,100	Agnico-Eagle Mines Ltd.	203,618
20,970	Agrium, Inc.	1,811,179
21,400	AngloGold Ashanti Ltd. ADR	790,088
46,700	Barrick Gold Corp.	2,030,516
14,800	BHP Billiton Ltd. ADR	1,071,520
64,910	Cia de Minas Buenaventura SA	2,616,522
52,700	Molycorp, Inc. *	1,782,841
79,470	Pan American Silver Corp.	1,753,108
33,360	Potash Corporation of Saskatchewan, Inc.	1,524,218
13,800	Praxair, Inc.	1,582,032
33,450	Rio Tinto PLC ADR	1,859,486
35,400	Sociedad Quimica y Minera de Chile SA ADR	2,076,918
107,000	Stillwater Mining Co. *	1,352,480
57,200	Vale SA ADR	1,334,476
32,000	Yara International ASA ADR	1,529,280

		23,318,282

Real Estate Investment Trusts — 7.8%
13,381	AvalonBay Communities, Inc.	1,891,404
126,800	Duke Realty Corp.	1,818,312
59,820	Rayonier, Inc.	2,637,464
18,806	Vornado Realty Trust	1,583,465

		7,930,645

Total Common Stocks (Cost $76,403,103)		82,035,483

Exchange-Traded Funds — 5.2%
84,200	Market Vectors Junior Gold Miners Fund	2,067,110
36,300	Market Vectors Oil Services ETF *	1,474,506
63,500	PowerShares DB Agriculture Fund *	1,784,350

Total Exchange-Traded Funds (Cost $7,268,923)		5,325,966

Real Estate Investments (a) (b) (c) — 5.1%
	Discount Retail Portfolio II DST	956,052
	Grocery & Pharmacy DST	955,459
	New York Power DST	955,316
	Scotts Gahanna LLC	1,351,791
	Winston-Salem DST	950,000

Total Real Estate Investments (Cost $5,144,000)		5,168,618

Closed-End Fund — 3.1%
145,891	Central Fund of Canada Ltd., Class A	3,200,849

Total Closed-End Fusnd (Cost $2,159,636)		3,200,849

Options Purchased — 0.1%
180	Walter Energy, Inc., Call @ $60, Expiring April 2012	45,720

Total Options Purchased (Cost $60,300)		45,720

Cash Equivalents — 4.1%
4,145,517	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e) (f)	4,145,517

Total Cash Equivalents (Cost $4,145,517)		4,145,517

Total Investments (Cost $95,181,479) — 98.0%		99,922,153

Other Assets in Excess of Liabilities — 2.0%		2,086,754

Net Assets — 100.0%		$102,008,907

(a)	Illiquid security.
(b)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.
(c)	Investments do not offer shares. Fair value represents direct ownership of Real Estate Investment.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of March 31, 2012.
(f)	All or a portion of the security is held as collateral for written put options.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Huntington Rotating Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 92.9%
Consumer Discretionary — 14.1%
6,001	Amazon.com, Inc. *	$1,215,263
1,686	Apollo Group, Inc. *	65,147
3,174	Bed Bath & Beyond, Inc. *	208,754
26,924	Comcast Corp., Class A	807,989
9,004	DIRECTV, Class A *	444,257
1,534	Dollar Tree, Inc. *	144,948
1,595	Expedia, Inc.	53,337
791	Fossil, Inc. *	104,396
2,513	Garmin Ltd.	117,985
7,329	Liberty Interactive, Inc. *	139,911
4,346	Mattel, Inc.	146,286
711	Netflix, Inc. *	81,793
22,063	News Corp., Class A	434,420
1,655	O’Reilly Automotive, Inc. *	151,184
652	Priceline.com, Inc. *	467,810
2,964	Ross Stores, Inc.	172,208
1,336	Sears Holdings Corp. *	88,510
47,477	Sirius XM Radio, Inc. *	109,672
9,060	Staples, Inc.	146,591
9,386	Starbucks Corp.	524,584
3,891	Virgin Media, Inc.	97,197
1,329	Wynn Resorts Ltd.	165,966

		5,888,208

Consumer Staples — 2.3%
5,552	Costco Wholesale Corp.	504,122
2,378	Green Mountain Coffee Roasters, Inc. *	111,386
2,187	Monster Beverage Corp. *	135,791
2,326	Whole Foods Market, Inc.	193,523

		944,822

Health Care — 10.0%
2,405	Alexion Pharmaceuticals, Inc. *	223,328
11,327	Amgen, Inc.	770,123
3,144	Biogen Idec, Inc. *	396,050
5,682	Celgene Corp. *	440,469
2,173	Cerner Corp. *	165,496
1,826	DENTSPLY International, Inc.	73,277
6,189	Express Scripts, Inc. *	335,320
9,829	Gilead Sciences, Inc. *	480,147
1,161	Henry Schein, Inc. *	87,864
499	Intuitive Surgical, Inc. *	270,333
2,308	Life Technologies Corp. *	112,677
5,435	Mylan, Inc. *	127,451
1,213	Perrigo Co.	125,315
9,059	Teva Pharmaceutical Industries, Ltd. ADR	408,199
2,695	Vertex Pharmaceuticals, Inc. *	110,522
3,347	Warner Chilcott PLC *	56,263

		4,182,834

Industrials — 1.8%
2,109	CH Robinson Worldwide, Inc.	138,118
2,717	Expeditors International of Washington, Inc.	126,368
3,819	Fastenal Co.	206,608
4,584	PACCAR, Inc.	214,669
1,090	Stericycle, Inc. *	91,168

		776,931

Information Technology — 63.5%
14,969	Activision Blizzard, Inc.	191,903
6,252	Adobe Systems, Inc. *	214,506
2,280	Akamai Technologies, Inc. *	83,676
4,096	Altera Corp.	163,103
11,977	Apple, Inc. *	7,179,852
16,816	Applied Materials, Inc.	209,191
2,914	Autodesk, Inc. *	123,321
6,294	Automatic Data Processing, Inc.	347,366
3,157	Avago Technologies Ltd	123,028
3,481	Baidu, Inc. ADR *	507,425
2,182	BMC Software, Inc. *	87,629
6,210	Broadcom Corp., Class A *	244,053
6,337	CA, Inc.	174,648
2,686	Check Point Software Technologies Ltd. *	171,474
69,260	Cisco Systems, Inc.	1,464,849
2,385	Citrix Systems, Inc. *	188,200
3,925	Cognizant Technology Solutions Corp., Class A *	302,029
23,672	Dell, Inc. *	392,955
16,526	eBay, Inc. *	609,644
1,019	F5 Networks, Inc. *	137,524
1,066	First Solar, Inc. *	26,703
1,823	Fiserv, Inc. *	126,498
9,115	Flextronics International Ltd. *	65,901
3,356	Google, Inc., Class A *	2,152,001
65,467	Intel Corp.	1,840,277
3,794	Intuit, Inc.	228,133
2,094	KLA-Tencor Corp.	113,955
1,518	Lam Research Corp. *	67,733
2,946	Linear Technology Corp.	99,280
7,899	Marvell Technology Group Ltd. *	124,251
3,765	Maxim Integrated Products, Inc.	107,641
2,459	Microchip Technology, Inc.	91,475
12,555	Micron Technology, Inc. *	101,696
109,108	Microsoft Corp.	3,518,733
4,655	NetApp, Inc. *	208,404
3,932	Nuance Communications, Inc. *	100,581
7,937	NVIDIA Corp. *	122,150
65,280	Oracle Corp.	1,903,565

Huntington Rotating Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
4,669	Paychex, Inc.	144,692
21,581	QUALCOMM, Inc.	1,467,940
6,556	Research In Motion, Ltd. *	96,439
3,051	SanDisk Corp. *	151,299
5,951	Seagate Technology PLC	160,379
9,464	Symantec Corp. *	176,977
2,036	VeriSign, Inc.	78,060
3,399	Xilinx, Inc.	123,826
16,044	Yahoo!, Inc. *	244,190

		26,559,155

Materials — 0.4%
742	Randgold Resources Ltd. ADR	65,281
1,559	Sigma-Aldrich Corp.	113,901

		179,182

Telecommunication Services — 0.8%
12,099	Vodafone Group PLC ADR	334,779

Total Common Stocks(Cost $37,720,686)		38,865,911

Exchange-Traded Funds — 4.7%
28,800	Powershares QQQ Trust, Series 1	1,945,440

Total Exchange-Traded Funds(Cost $1,912,032)		1,945,440

Cash Equivalents — 2.2%
932,363	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	932,363

Total Cash Equivalents(Cost $932,363)		932,363

Total Investments (Cost $40,565,081) — 99.8%		41,743,714

Other Assets in Excess of Liabilities — 0.2%		69,663

Net Assets — 100.0%		$41,813,377

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Huntington Situs Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 97.3%
Bermuda — 1.6%
Financials — 1.6%
90,000	Arch Capital Group Ltd. *	$3,351,600

Brazil — 0.9%
Consumer Staples — 0.9%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,819,084

Canada — 0.0%
Energy — 0.0%
35,000	Denison Mines Corp. *	53,550

Chile — 0.7%
Materials — 0.7%
24,000	Sociedad Quimica y Minera de Chile SA ADR	1,408,080

Denmark — 0.7%
Health Care — 0.7%
52,500	Novozymes A/S, Class B	1,529,018

Germany — 0.6%
Health Care — 0.6%
35,500	Stada Arzneimittel AG	1,165,262

Hong Kong — 0.5%
Consumer Discretionary — 0.5%
162,500	Television Broadcasts Ltd.	1,095,456

Japan — 1.5%
Consumer Discretionary — 0.6%
31,400	Honda Motor Co. Ltd. ADR	1,206,702

Consumer Staples — 0.3%
38,300	Shiseido Co. Ltd.	660,616

Financials — 0.2%
70	Japan Prime Realty Investment Corp.	201,148
20	Japan Real Estate Investment Corp.	176,108

		377,256

Health Care — 0.4%
20,600	Terumo Corp.	984,092

		3,228,666

Mexico — 0.2%
Consumer Discretionary — 0.2%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR *	514,024

Singapore — 1.4%
Consumer Staples — 1.4%
111,000	Asia Pacific Breweries Ltd.	3,046,297

South Africa — 0.6%
Materials — 0.6%
110,032	Harmony Gold Mining Co. Ltd.	1,202,650

Sweden — 0.4%
Consumer Discretionary — 0.4%
116,800	Haldex AB	766,200

Switzerland — 1.1%
Consumer Discretionary — 1.1%
50,000	Garmin Ltd.	2,347,500

United Kingdom — 0.9%
Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC	904,231

Industrials — 0.5%
116,800	Concentric AB *	944,510

		1,848,741

United States — 86.2%
Consumer Discretionary — 9.4%
205,000	Cabela’s, Inc., Class A * (a)	7,820,750
13,500	Columbia Sportswear Co.	640,575
7,050	Fossil, Inc. *	930,459
50,000	Jakks Pacific, Inc.	872,500
40,000	Papa John’s International, Inc. *	1,506,400
23,850	Rent-A-Center, Inc.	900,338
70,000	Sturm Ruger & Co., Inc.	3,437,000
12,000	Tempur-Pedic International, Inc. *	1,013,160
97,000	Urban Outfitters, Inc. *	2,823,670

		19,944,852

Consumer Staples — 1.9%
22,000	Darling International, Inc. *	383,240
90,000	Fresh Del Monte Produce, Inc.	2,055,600
30,000	Sanderson Farms, Inc.	1,590,900

		4,029,740

Energy — 10.2%
28,000	Alliance Resource Partners LP	1,682,800
38,000	Amyris, Inc. *	196,840
10,000	Atwood Oceanics, Inc. *	448,900
43,000	CARBO Ceramics, Inc.	4,534,350
120,000	Denbury Resources, Inc. *	2,187,600
13,000	Dril-Quip, Inc. *	845,260
19,000	GeoResources, Inc. *	622,060
30,000	Lufkin Industries, Inc.	2,419,500
20,000	Oceaneering International, Inc.	1,077,800
63,000	OYO Geospace Corp. *	6,635,790
10,000	SM Energy Co.	707,700
10,000	Swift Energy Co. *	290,300

		21,648,900

Financials — 7.7%
74,300	Cullen/Frost Bankers, Inc.	4,323,517
15,000	Evercore Partners, Inc.	436,050
30,000	EZCORP, Inc., Class A *	973,650
110,000	International Bancshares Corp.	2,326,500
150,000	Raymond James Financial, Inc.	5,479,500
70,383	SCBT Financial Corp.	2,302,228

Shares		Value
13,800	WSFS Financial Corp.	565,800

		16,407,245

Health Care — 10.3%
29,000	AmSurg Corp. *	811,420
15,000	Bio-Rad Laboratories, Inc., Class A *	1,555,350
73,000	Cerner Corp. *	5,559,680
20,000	Codexis, Inc. *	73,000
50,000	Edwards LifeSciences Corp. *	3,636,500
10,000	Healthways, Inc. *	73,600
100,000	Lincare Holdings, Inc.	2,588,000
70,000	Myriad Genetics, Inc. *	1,656,200
75,000	Osiris Therapeutics, Inc. *	384,000
21,000	PSS World Medical, Inc. *	532,140
75,000	Watson Pharmaceutical, Inc. *	5,029,500

		21,899,390

Industrials — 14.9%
50,000	BE Aerospace, Inc. *	2,323,500
100,000	EnPro Industries, Inc. *	4,110,000
50,000	Flowserve Corp.	5,775,500
100,000	Harsco Corp.	2,346,000
10,000	Mine Safety Appliances Co.	410,800
120,000	Quanta Services, Inc. *	2,508,000
40,000	Ryder System, Inc.	2,112,000
50,000	Taser International, Inc. *	217,000
170,000	Trinity Industries, Inc.	5,601,500
70,000	Universal Forest Products, Inc.	2,413,600
85,000	Watts Water Technologies, Inc., Class A	3,463,750
12,750	Werner Enterprises, Inc.	316,965

		31,598,615

Information Technology — 16.8%
61,900	ACI Worldwide, Inc. *	2,492,713
75,000	Anixter International, Inc. *	5,439,750
30,000	Cardtronics, Inc. *	787,500
80,000	Diodes, Inc. *	1,854,400
50,000	Exlservice Holdings, Inc. *	1,372,000
225,000	Jabil Circuit, Inc.	5,652,000
80,600	Methode Electronics, Inc.	747,968
104,000	Red Hat, Inc. * (a)	6,228,560
45,000	ScanSource, Inc. *	1,679,400
80,900	Standard Microsystems Corp. *	2,092,883
110,000	Trimble Navigation Ltd. *	5,986,200
20,000	TriQuint Semiconductor, Inc. *	137,900
29,000	Tyler Technologies, Inc. *	1,113,890

		35,585,164

Materials — 10.7%
5,000	Albemarle Corp.	319,600
48,000	Buckeye Technologies, Inc.	1,630,560
50,400	Eagle Materials, Inc.	1,751,400
29,200	Eastman Chemical Co.	1,509,348
90,000	Owens-Illinois, Inc. *	2,100,600
75,000	Quaker Chemical Corp.	2,958,750
40,000	RTI International Metals, Inc. *	922,400
30,000	Scotts Miracle-Gro Co., Class A	1,624,800
30,000	Sensient Technologies Corp.	1,140,000
15,000	Terra Nitrogen Co. LP	3,765,000
55,000	Texas Industries, Inc. *	1,925,550
50,000	United States Lime & Minerals, Inc. *	2,994,500

		22,642,508

Real Estate Investment Trusts — 2.3%
31,500	Camden Property Trust	2,071,125
90,000	Equity One, Inc.	1,819,800
40,000	Weingarten Realty Investors	1,057,200

		4,948,125

Telecommunication Services — 0.2%
39,000	General Communication, Inc., Class A *	340,080

Utilities — 1.8%
15,000	AGL Resources, Inc.	588,300
39,900	Hawaiian Electric Industries, Inc.	1,011,465
13,100	Northwest Natural Gas Co.	594,740
60,000	Portland General Electric Co.	1,498,800
5,500	UGI Corp.	149,875

		3,843,180

		182,887,799

Total Common Stocks (Cost $131,599,529)		206,263,927

Exchange-Traded Funds — 1.6%
25,000	iShares FTSE China 25 Index Fund	915,750
54,555	SPDR S&P Emerging Markets SmallCap ETF	2,505,711

Total Exchange-Traded Funds (Cost $3,699,680)		3,421,461

Closed-End Fund — 0.3%
30,000	Central Fund of Canada Ltd., Class A	658,200

Total Closed-End Fund (Cost $419,116)		658,200

Cash Equivalents — 0.2%
473,363	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	473,363

Total Cash Equivalents (Cost $473,363)		473,363

Total Investments (Cost $136,191,688) — 99.4%		210,816,951

Other Assets in Excess of Liabilities — 0.6%		1,258,111

Net Assets — 100.0%		$212,075,062

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

LP — Limited Partnership

PLC — Public Liability Co.

Huntington Technical Opportunities Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 2.0%
Information Technology — 2.0%
2,750	QUALCOMM, Inc.	$187,055

Total Common Stocks (Cost $138,918)		187,055

Exchange-Traded Funds — 96.6%
2,500	iShares FTSE China 25 Index Fund	91,575
6,350	iShares MSCI All Peru Capped Index Fund	296,545
13,700	iShares MSCI Austria Investable Market Index Fund	224,954
26,500	iShares MSCI Belgium Investable Market Index Fund	327,010
1,320	iShares MSCI Brazil Index Fund	85,457
4,000	iShares MSCI Chile Investable Market Index Fund	273,200
18,300	iShares MSCI Germany Index Fund	425,841
15,600	iShares MSCI Hong Kong Index Fund	272,064
23,600	iShares MSCI Italy Index Fund	308,688
22,400	iShares MSCI Japan Index Fund	228,032
12,700	iShares MSCI Malaysia Index Fund	185,547
5,300	iShares MSCI Mexico Investable Market Index Fund	331,356
16,900	iShares MSCI Netherlands Investable Market Index Fund	320,931
17,920	iShares MSCI Singapore Index Fund	230,989
4,060	iShares MSCI South Africa Index Fund	279,287
4,780	iShares MSCI South Korea Index Fund	284,601
15,600	iShares MSCI Sweden Index Fund	452,556
6,700	iShares MSCI Switzerland Index Fund	167,701
6,700	iShares MSCI Taiwan Index Fund	89,981
4,000	iShares MSCI Thailand Investable Market Index Fund	291,160
3,400	iShares Russell 1000 Value Index Fund	238,238
5,040	iShares Russell 2000 Growth Index Fund	480,715
6,600	iShares Russell 2000 Value Index Fund	481,602
7,850	iShares Russell Midcap Growth Index Fund	493,530
12,200	iShares Russell Midcap Value Index Fund	587,186
22,050	Powershares QQQ Trust, Series 1	1,489,478

Total Exchange-Traded Funds (Cost $8,692,111)		8,938,224

Cash Equivalents — 1.3%
119,772	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	119,772

Total Cash Equivalents(Cost $119,772)		119,772

Total Investments (Cost $8,950,801) — 99.9%		9,245,051

Other Assets in Excess of Liabilities — 0.1%		13,556

Net Assets — 100.0%		$9,258,607

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.

Huntington Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount or Shares		Value
Corporate Bonds — 71.4%
Consumer Discretionary — 5.3%
$ 5,000,000	AutoZone, Inc., 5.750%, 1/15/15	$5,539,475
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,392,958
2,000,000	Mattel, Inc., 6.200%, 10/1/40	2,196,290
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,236,060
1,500,000	Walt Disney Co./The, Series B, MTN, 6.200%, 6/20/14	1,686,768

		16,051,551

Consumer Staples — 3.3%
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,102,093
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,089,488
2,000,000	Kroger Co./The, 7.500%, 1/15/14	2,229,644
2,000,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	2,549,850

		9,971,075

Energy — 4.2%
1,629,000	Enterprise Products Operating LP, 5.600%, 10/15/14	1,799,029
2,000,000	Enterprise Products Operating LP, 3.700%, 6/1/15	2,138,016
2,005,000	EQT Corp., 8.125%, 6/1/19	2,342,724
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,437,310
500,000	Rowan Cos., Inc., 5.000%, 9/1/17	532,286
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,149,898
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,204,774

		12,604,037

Financials — 23.2%
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,164,214
5,000,000	Bank of Nova Scotia, 1.950%, 1/30/17 (a) (b)	5,054,895
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a) (b)	2,291,352
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,621,834
5,000,000	Canadian Imperial Bank of Commerce, 2.600%, 7/2/15 (a) (b)	5,228,535
4,000,000	Citigroup, Inc., 5.625%, 8/27/12	4,067,376
3,000,000	FIA Card Services NA, 7.125%, 11/15/12 (a) (b)	3,075,138
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,159,555
1,000,000	General Electric Capital Corp., Series A, GMTN, 5.250%, 10/19/12	1,025,080
3,700,000	General Electric Capital Corp., Series A, GMTN, 6.900%, 9/15/15	4,244,203
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,046,762
3,000,000	JPMorgan Chase & Co, 4.000%, 2/25/21 (c)	2,998,215
3,000,000	KeyCorp, MTN, 5.100%, 3/24/21	3,306,597
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,043,901
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,117,540
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,061,843
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,068,447
2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (c)	1,815,000
3,400,000	National City Bank, 5.250%, 12/15/16	3,643,001
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,322,583
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,094,747
5,000,000	Royal Bank of Canada, 3.125%, 4/14/15 (a) (b)	5,293,120
3,000,000	Toronto Dominion Bank, 2.200%, 7/29/15 (a) (b)	3,102,306
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,784,787

		70,631,031

Health Care — 7.1%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,397,058

Principal Amount or Shares		Value
2,054,000	Celgene Corp., 2.450%, 10/15/15	2,099,040
2,500,000	Covidien International Finance SA, 1.875%, 6/15/13	2,526,912
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,041,822
2,000,000	Gilead Sciences, Inc., 4.500%, 4/1/21	2,118,604
3,705,000	Laboratory Corp. of America Holdings, 4.625%, 11/15/20	3,942,183
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,130,510
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,314,110
1,000,000	Wyeth, 5.500%, 3/15/13	1,048,220

		21,618,459

Industrials — 3.5%
1,368,000	CSX Transportation, Inc., 9.750%, 6/15/20	1,864,904
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,899,907
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/12	2,022,092
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,337,752
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,456,736

		10,581,391

Information Technology — 5.5%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,208,212
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	2,331,750
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,284,868
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	4,001,781
3,000,000	Oracle Corp., 6.125%, 7/8/39	3,721,071
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,295,110

		16,842,792

Materials — 2.1%
3,000,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	2,881,254
3,300,000	Potash Corporation of Saskatchewan, Inc., 5.250%, 5/15/14	3,595,654

		6,476,908

Real Estate Investment Trusts — 5.0%
5,000,000	ERP Operating LP, 5.200%, 4/1/13	5,167,440
2,640,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,702,499
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	2,027,510
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,042,524
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	1,998,368
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,289,354

		15,227,695

Telecommunication Services — 2.2%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,365,358
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,204,332
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,138,778

		6,708,468

Utilities — 10.0%
1,000,000	Consolidated Edison Co. of New York, Inc., Series 03-B, 3.850%, 6/15/13	1,037,139
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,159,982
3,000,000	Dominion Resources, Inc., Class A, Series 07-A, 6.000%, 11/30/17	3,599,136
4,000,000	Duke Energy Corp., 6.300%, 2/1/14	4,384,060
4,500,000	Duquesne Light Co., Series O, 6.700%, 4/15/12	4,508,248
2,600,000	Exelon Generation Co. LLC, 6.250%, 10/1/39	3,042,429
1,000,000	Georgia Power Co., 5.400%, 6/1/40	1,144,035
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,911,440
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,449,381
3,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	3,268,356
3,000,000	PSEG Power LLC, 2.500%, 4/15/13	3,056,037

		30,560,243

Principal Amount or Shares		Value
Total Corporate Bonds (Cost $206,776,218)		217,273,650

U.S. Government Agencies — 12.9%
Federal Agricultural Mortgage Corporation — 1.4%
4,000,000	3.250%, 6/25/14	4,215,044

Federal Farm Credit Bank — 0.7%
2,000,000	4.710%, 3/6/15	2,227,820

Federal Home Loan Bank — 7.9%
3,000,000	4.375%, 6/8/12	3,023,220
3,000,000	1.750%, 12/14/12	3,031,341
3,000,000	5.375%, 6/14/13	3,182,916
1,380,000	5.000%, 7/16/13 (d)	1,461,722
2,000,000	2.000%, 5/14/15 (d)	2,016,358
5,000,000	4.750%, 9/11/15	5,665,120
5,000,000	3.500%, 12/9/16	5,531,680

		23,912,357

Federal Home Loan Mortgage Corporation — 1.8%
5,000,000	5.000%, 1/30/14	5,419,640

Federal National Mortgage Association — 1.1%
3,000,000	4.065%, 2/15/18	3,424,329

Total U.S. Government Agencies (Cost $37,110,173)		39,199,190

U.S. Treasury Obligations — 10.7%
U.S. Treasury Bonds — 10.0%
1,500,000	9.125%, 5/15/18	2,191,758
2,000,000	8.750%, 8/15/20	3,074,844
4,000,000	7.125%, 2/15/23	5,863,124
4,000,000	7.625%, 2/15/25	6,221,876
4,000,000	6.750%, 8/15/26	5,906,248
4,000,000	5.250%, 11/15/28	5,226,876
1,500,000	6.125%, 8/15/29	2,153,437

		30,638,163

U.S. Treasury Notes — 0.7%
2,000,000	2.625%, 11/15/20	2,103,282

Total U.S. Treasury Obligations (Cost $26,312,823)		32,741,445

U.S. Government Mortgage Backed Agencies — 1.4%
Federal Home Loan Mortgage Corporation — 0.5%
718,358	Pool # J05518, 5.500%, 9/1/22	777,279
788,916	Pool # J08160, 5.000%, 12/1/22	849,425

		1,626,704

Federal National Mortgage Association — 0.1%
54,395	Pool # 599630, 6.500%, 8/1/16	59,949
126,434	Pool # 254403, 6.000%, 8/1/17	136,923

		196,872

Government National Mortgage Association — 0.8%
1,340,298	Pool # 683937, 6.000%, 2/15/23	1,471,586
851,155	Pool # 689593, 6.000%, 7/15/23	937,190
79,170	Pool # 345128, 6.500%, 1/15/24	91,143
26,117	Pool # 372962, 7.000%, 3/15/24	30,083
22,850	Pool # 373015, 8.000%, 6/15/24	24,130

		2,554,132

Total U.S. Government Mortgage Backed Agencies (Cost $4,089,387)		4,377,708

Preferred Stocks — 1.4%
Financials — 0.6%
20,000	BB&T Capital Trust V, 8.950% (c)	517,200
10,000	Credit Suisse Guernsey, 7.900%	259,900
20,000	M&T Capital Trust IV, 8.500%	523,000
20,000	Wells Fargo Capital XII, 7.875%, 3/15/68	520,400

		1,820,500

Real Estate Investment Trusts — 0.4%
20,000	Kimco Realty Corp., Series G, 7.750%	508,000
5,000	Public Storage, Inc., Series F, 6.450%	126,950
20,000	Vornado Realty LP, 7.875%	550,400

		1,185,350

Utilities — 0.4%
30,000	Dominion Resources, Inc., Class A, 8.375%	851,400
10,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	281,100
		1,132,500

Total Preferred Stocks (Cost $4,234,857)		4,138,350

Cash Equivalents — 1.9%
5,835,732	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f)	5,835,732

Total Cash Equivalents (Cost $5,835,732)		5,835,732

Total Investments (Cost $284,359,190) — 99.7%		303,566,075

Other Assets in Excess of Liabilities — 0.3%		880,257

Net Assets — 100.0%		$304,446,332

(a)	Illiquid security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2012.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of March 31, 2012.

GMTN — Global Medium Term Note

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

Huntington Intermediate Government Income Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount or Shares		Value
U.S. Government Agencies — 47.6%
Federal Farm Credit Bank — 16.6%
$ 3,000,000	2.125%, 6/18/12	$3,012,372
3,000,000	1.375%, 6/25/13	3,041,781
1,000,000	4.500%, 12/15/15	1,129,655
2,000,000	4.875%, 12/16/15	2,286,726
1,000,000	3.750%, 1/29/16	1,105,057
1,000,000	5.270%, 9/1/16	1,179,299
2,000,000	5.050%, 3/8/17	2,343,480
1,000,000	5.550%, 8/1/17	1,207,191
1,000,000	2.500%, 9/21/17	1,008,261
2,500,000	3.150%, 1/12/18	2,754,202
1,000,000	4.250%, 4/16/18	1,163,023
2,000,000	5.050%, 8/1/18	2,414,058
1,000,000	5.375%, 11/10/20	1,219,263

		23,864,368

Federal Home Loan Bank — 22.3%
1,000,000	3.750%, 6/14/13	1,040,780
3,000,000	5.375%, 6/14/13	3,182,916
1,000,000	4.375%, 9/13/13	1,058,331
830,000	4.750%, 12/12/14	919,881
1,000,000	4.375%, 2/13/15	1,098,695
2,500,000	2.875%, 6/12/15	2,668,820
2,000,000	4.750%, 9/11/15	2,266,048
2,000,000	1.900%, 12/29/15	2,073,448
1,000,000	4.875%, 3/11/16	1,151,595
2,000,000	3.125%, 12/8/17	2,193,396
1,500,000	4.250%, 3/9/18	1,725,961
3,000,000	4.125%, 12/13/19	3,455,424
1,000,000	4.125%, 3/13/20	1,146,693
2,000,000	3.000%, 3/18/20	2,114,286
3,500,000	3.375%, 6/12/20	3,820,194
2,000,000	3.625%, 6/11/21	2,199,248

		32,115,716

Federal National Mortgage Association — 8.7%
5,000,000	4.125%, 4/15/14	5,374,100
2,000,000	1.500%, 9/8/14	2,039,698
1,000,000	3.125%, 5/15/15	1,003,121
2,000,000	1.375%, 11/15/16	2,023,658
2,000,000	3.000%, 11/23/21	2,004,550

		12,445,127

Total U.S. Government Agencies (Cost $63,577,849)		68,425,211

U.S. Government Mortgage Backed Agencies — 23.4%
Federal Home Loan Mortgage Corporation — 4.3%
99,522	Pool # M81004, 5.000%, 1/1/13	101,757
117,112	Pool # E01184, 6.000%, 8/1/17	125,485
369,120	Pool # B10827, 4.500%, 11/1/18	396,220
730,636	Pool # J02717, 5.500%, 11/1/20	798,099
372,414	Pool # C90699, 5.000%, 8/1/23	406,938
369,196	Pool # C91167, 5.000%, 4/1/28	397,883
211,502	Pool # G08005, 5.500%, 8/1/34	231,494
341,029	Pool # 1G0865, 4.826%, 7/1/35 (a)	362,256
898,953	Pool # 972190, 5.146%, 11/1/35 (a)	956,761
445,770	Pool # G03609, 5.500%, 10/1/37	485,191
1,906,620	Pool # G06784, 3.500%, 10/1/41	1,955,505

		6,217,589

Federal National Mortgage Association — 12.5%
99,217	Pool # 647408, 5.000%, 10/1/17	107,696
513,106	Pool # 357805, 5.000%, 6/1/20	555,989
568,193	Pool # 889799, 5.500%, 2/1/23	619,583
193,154	Pool # 254911, 5.000%, 10/1/23	211,762
484,837	Pool # 255360, 5.000%, 8/1/24	531,544
473,786	Pool # 255767, 5.500%, 6/1/25	520,666
630,801	Pool # 255984, 4.500%, 11/1/25	680,687
477,123	Pool # 256116, 6.000%, 2/1/26	527,358
376,071	Pool # 256213, 6.000%, 4/1/26	415,196
459,415	Pool # 257536, 5.000%, 1/1/29	497,069
721,240	Pool # MA0115, 4.500%, 7/1/29	768,361
779,616	Pool # MA0563, 4.000%, 11/1/30	827,312
1,350,396	Pool # MA0667, 4.000%, 3/1/31	1,433,013
2,176,441	Pool # MA0706, 4.500%, 4/1/31	2,317,274
870,678	Pool # MA0804, 4.000%, 7/1/31	923,946
316,050	Pool # 254594, 5.500%, 1/1/33	347,322
540,394	Pool # 783793, 6.000%, 7/1/34	603,708
345,322	Pool # 806715, 5.500%, 1/1/35	378,897
439,200	Pool # 807963, 5.000%, 1/1/35	482,197
551,293	Pool # 735224, 5.500%, 2/1/35	605,841
542,150	Pool # 868935, 5.500%, 5/1/36	592,067

Principal Amount or Shares		Value
238,310	Pool # 907484, 6.000%, 1/1/37	262,805
827,668	Pool # AD7906, 5.000%, 7/1/40	894,470
926,838	Pool # AH6655, 4.000%, 2/1/41	972,390
1,900,856	Pool # AJ5469, 3.500%, 11/1/41	1,954,049

		18,031,202

Government National Mortgage Association — 6.6%
494,239	Pool # 683552, 5.500%, 2/15/23	541,720
633,759	Pool # 666057, 5.000%, 3/15/23	692,271
2,472,701	Pool # 741854, 4.000%, 5/15/25	2,666,993
146,879	Pool # 2699, 6.000%, 1/20/29	166,336
148,452	Pool # 576456, 6.000%, 3/15/32	169,409
1,926,032	Pool # 4113, 5.000%, 4/20/38	2,123,489
519,865	Pool # 676974, 5.500%, 5/15/38	581,609
861,180	Pool # 733602, 5.000%, 4/15/40	957,272
1,398,674	Pool # 4978, 4.500%, 3/20/41	1,526,261

		9,425,360

Total U.S. Government Mortgage Backed Agencies (Cost $32,074,984)		33,674,151

U.S. Treasury Obligations — 19.1%
U.S. Treasury Inflation Protection Notes — 1.4%
1,500,000	2.000%, 1/15/16	1,934,653

U.S. Treasury Notes — 17.7%
1,000,000	4.125%, 8/31/12	1,016,289
2,000,000	4.250%, 11/15/14	2,195,312
3,000,000	2.125%, 11/30/14	3,130,077
1,500,000	0.250%, 2/15/15	1,489,218
2,000,000	4.500%, 2/15/16	2,285,624
2,000,000	5.125%, 5/15/16	2,348,906
2,000,000	1.000%, 8/31/16	2,008,594
3,000,000	1.375%, 11/30/18	2,971,641
2,000,000	1.250%, 1/31/19	1,958,124
2,000,000	2.625%, 11/15/20	2,103,282
2,000,000	2.125%, 8/15/21	1,998,594
2,000,000	2.000%, 11/15/21	1,968,906

		25,474,567

Total U.S. Treasury Obligations (Cost $26,106,729)		27,409,220

Collateralized Mortgage Obligations — 5.1%
Federal Home Loan Bank — 0.2%
247,727	Series 00-0606, 5.270%, 12/28/12	255,066

Federal Home Loan Mortgage Corporation — 3.0%
197,314	Series 2555, 4.250%, 1/15/18	208,247
1,769,773	Series 2571, 5.500%, 7/15/21	1,802,927
1,784,110	Series 2802, 5.500%, 11/15/31	1,819,513
181,989	Series 2974, 5.000%, 9/15/31	182,503
342,718	Series 2976, 4.500%, 1/15/33	359,521

		4,372,711

Federal National Mortgage Association — 0.2%
188,294	Series 2003-11, 5.500%, 8/25/32	196,231
95,446	Series 2003-16, 4.000%, 2/25/33	100,103

		296,334

Government National Mortgage Association — 1.7%
1,500,000	Series 2003-100, 5.500%, 1/20/23	1,572,444
805,874	Series 2005-55, 5.000%, 5/20/32	830,931

		2,403,375

Total Collateralized Mortgage Obligations (Cost $7,097,158)		7,327,486

Corporate Bonds — 1.4%
Financials — 1.4%
2,000,000	Morgan Stanley, 1.950%, 6/20/12 (b)	2,007,704

Total Corporate Bonds (Cost $1,999,945)		2,007,704

Cash Equivalents — 2.8%
3,993,583	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	3,993,583

Total Cash Equivalents (Cost $3,993,583)		3,993,583

Total Investments (Cost $134,850,248) — 99.4%		142,837,355

Other Assets in Excess of Liabilities — 0.6%		849,242

Net Assets — 100.0%		$143,686,597

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(b)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2012.

Huntington Mortgage Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 72.6%
Federal Home Loan Mortgage Corporation — 15.4%
$ 99,522	Pool # M81004, 5.000%, 1/1/13	$101,788
174,456	Pool # J03237, 5.500%, 8/1/16	188,901
96,237	Pool # E96459, 5.000%, 5/1/18	103,889
44,369	Pool # C90237, 6.500%, 11/1/18	49,657
369,120	Pool # B10827, 4.500%, 11/1/18	396,335
432,440	Pool # J10396, 4.000%, 7/1/19	460,586
180,814	Pool # G12297, 6.000%, 7/1/21	196,104
594,564	Pool # G12867, 4.500%, 8/1/22	637,658
292,674	Pool # C90779, 5.000%, 1/1/24	319,897
303,111	Pool # C90859, 5.500%, 10/1/24	333,326
346,026	Pool # C90999, 5.500%, 11/1/26	378,788
369,196	Pool # C91167, 5.000%, 4/1/28	397,999
511,134	Pool # C91175, 5.000%, 5/1/28	551,011
127,717	Pool # C00730, 6.000%, 3/1/29	142,948
2,673,550	Pool # C91251, 4.500%, 6/1/29	2,839,030
1,992,953	Pool # C91296, 5.000%, 4/1/30	2,148,433
355,438	Pool # A15284, 5.500%, 10/1/33	389,314
423,003	Pool # G08005, 5.500%, 8/1/34	463,054
341,072	Pool # 1G0865, 4.826%, 7/1/35 (a)	362,407
248,133	Pool # G08168, 6.000%, 12/1/36	274,391
333,702	Pool # A55565, 6.000%, 12/1/36	369,014
383,687	Pool # G03498, 5.500%, 11/1/37	417,677
1,815,363	Pool # G06023, 4.000%, 9/1/40	1,901,382
1,190,804	Pool # A93936, 4.500%, 9/1/40	1,263,765
882,121	Pool # A94008, 4.000%, 9/1/40	923,920
1,429,965	Pool # G06784, 3.500%, 10/1/41	1,467,076

		17,078,350

Federal National Mortgage Association — 49.9%
139,831	Pool # 254486, 5.000%, 9/1/17	151,801
143,509	Pool # 663808, 5.000%, 11/1/17	155,794
214,466	Pool # 684488, 5.000%, 12/1/17	233,289
347,416	Pool # 693256, 5.000%, 4/1/18	380,089
208,731	Pool # 254720, 4.500%, 5/1/18	224,512
235,393	Pool # 786729, 5.500%, 8/1/19	258,853
1,610,492	Pool # MA0740, 3.500%, 5/1/21	1,691,741
203,212	Pool # 896597, 5.000%, 8/1/21	220,544
261,975	Pool # 254831, 5.000%, 8/1/23	283,391
551,275	Pool # 254908, 5.000%, 9/1/23	596,341
509,190	Pool # 254911, 5.000%, 10/1/23	558,402
231,485	Pool # 255320, 5.000%, 7/1/24	253,857
1,694,941	Pool # 932438, 4.000%, 1/1/25	1,797,400
753,453	Pool # 255711, 5.500%, 4/1/25	828,240
186,826	Pool # 357771, 5.000%, 5/1/25	204,415
325,779	Pool # 255834, 4.500%, 6/1/25	351,644
630,801	Pool # 255984, 4.500%, 11/1/25	680,884
596,404	Pool # 256116, 6.000%, 2/1/26	659,384
1,042,152	Pool # 257163, 5.000%, 4/1/28	1,127,893
592,049	Pool # 257238, 5.000%, 6/1/28	640,759
538,962	Pool # 257281, 5.000%, 7/1/28	583,305
459,415	Pool # 257536, 5.000%, 1/1/29	497,212
953,974	Pool # MA0096, 4.500%, 6/1/29	1,016,597
1,153,985	Pool # MA0115, 4.500%, 7/1/29	1,229,738
2,994,676	Pool # AC1219, 4.500%, 8/1/29	3,191,262
1,269,436	Pool # MA0171, 4.500%, 9/1/29	1,352,769
779,616	Pool # MA0563, 4.000%, 11/1/30	827,556

Principal Amount or Shares		Value
1,785,184	Pool # MA0641, 4.000%, 2/1/31	1,894,959
1,350,396	Pool # MA0667, 4.000%, 3/1/31	1,433,435
2,176,441	Pool # MA0706, 4.500%, 4/1/31	2,317,954
3,944,952	Pool # MA0776, 4.500%, 6/1/31	4,201,454
870,678	Pool # MA0804, 4.000%, 7/1/31	924,218
48,293	Pool # 602879, 6.000%, 11/1/31	53,959
1,985,918	Pool # MA0976, 3.500%, 2/1/32	2,074,694
602,898	Pool # 729535, 5.500%, 7/1/33	662,647
83,602	Pool # 748422, 6.000%, 8/1/33	93,410
377,972	Pool # 786457, 5.285%, 7/1/34 (a)	406,335
540,394	Pool # 783793, 6.000%, 7/1/34	603,792
212,156	Pool # 814261, 6.000%, 1/1/35	236,019
345,322	Pool # 806715, 5.500%, 1/1/35	378,950
551,293	Pool # 735224, 5.500%, 2/1/35	605,927
80,228	Pool # 836450, 6.000%, 10/1/35	88,838
405,668	Pool # 845573, 5.402%, 2/1/36 (a)	433,649
575,355	Pool # 745418, 5.500%, 4/1/36	629,857
328,175	Pool # 745511, 5.000%, 4/1/36	354,816
218,606	Pool # 888029, 6.000%, 12/1/36	241,520
238,310	Pool # 907484, 6.000%, 1/1/37	262,843
827,668	Pool # AD7906, 5.000%, 7/1/40	894,599
1,569,026	Pool # AD7724, 5.000%, 7/1/40	1,695,909
3,523,125	Pool # AE4310, 4.000%, 9/1/40	3,697,381
1,532,384	Pool # AE0395, 4.500%, 10/1/40	1,630,263
1,320,725	Pool # AE4628, 4.500%, 10/1/40	1,407,218
1,390,257	Pool # AH6655, 4.000%, 2/1/41	1,459,020
2,593,096	Pool # AB3417, 4.000%, 8/1/41	2,722,568
1,900,856	Pool # AJ5469, 3.500%, 11/1/41	1,954,643
1,975,534	Pool # AB4106, 3.500%, 12/1/41	2,031,435

		55,389,984

Government National Mortgage Association — 7.3%
296,114	Pool # 683915, 5.000%, 1/15/23	324,887
420,035	Pool # 691761, 5.000%, 7/15/23	458,880
2,119,458	Pool # 741854, 4.000%, 5/15/25	2,286,657
786,617	Pool # 4886, 4.500%, 12/20/25	852,481
1,408,669	Pool # 605653, 5.500%, 8/15/34	1,581,039
905,713	Pool # 3637, 5.500%, 11/20/34	1,012,718
519,865	Pool # 676974, 5.500%, 5/15/38	581,690
861,180	Pool # 733602, 5.000%, 4/15/40	957,407

		8,055,759

Total U.S. Government Mortgage Backed Agencies (Cost $77,538,766)		80,524,093

Common Stocks — 12.0%
Real Estate Investment Trusts — 12.0%
10,074	Acadia Realty Trust	227,068
6,500	Alexandria Real Estate Equities, Inc.	475,345
13,000	American Campus Communities, Inc.	581,360
1,000	Associated Estates Realty Corp.	16,340
2,000	BioMed Realty Trust, Inc.	37,960
5,500	Boston Properties, Inc.	577,445
6,500	Brandywine Realty Trust	74,620
2,000	Brookfield Office Properties, Inc.	34,900
1,000	Camden Property Trust	65,750
2,000	Colonial Properties Trust	43,460
1,000	Coresite Realty Corp.	23,590
1,000	CubeSmart	11,900
1,000	DDR Corp.	14,600
1,000	DiamondRock Hospitality Co.	10,290
8,300	Digital Realty Trust, Inc.	613,951
15,000	Douglas Emmett, Inc.	342,150
18,000	Duke Realty Corp.	258,120
5,000	DuPont Fabros Technology, Inc.	122,250
11,000	EastGroup Properties, Inc.	552,420

Principal Amount or Shares		Value
8,500	Equity Lifestyle Properties, Inc.	592,790
7,000	Equity Residential	438,340
4,500	Essex Property Trust, Inc.	681,795
1,000	Excel Trust, Inc.	12,080
1,500	Federal Realty Investment Trust	145,185
8,000	HCP, Inc.	315,680
1,500	Health Care REIT, Inc.	82,440
3,500	Healthcare Realty Trust, Inc.	77,000
8,000	Home Properties, Inc.	488,080
17,616	Host Hotels & Resorts, Inc.	289,255
8,600	Kimco Realty Corp.	165,636
10,000	Kite Realty Group Trust	52,700
13,000	LaSalle Hotel Properties	365,820
9,915	Macerich Co./The	572,591
9,000	Mack-Cali Realty Corp.	259,380
9,500	National Retail Properties, Inc.	258,305
3,500	Pennsylvania Real Estate Investment Trust	53,445
2,000	Post Properties, Inc.	93,720
5,743	ProLogis, Inc.	206,863
5,000	Public Storage, Inc.	690,850
2,000	Realty Income Corp.	77,460
3,500	Regency Centers Corp.	155,680
1,000	Sabra Health Care REIT, Inc.	16,440
8,000	Simon Property Group, Inc.	1,165,440
1,403	SL Green Realty Corp.	108,803
1,000	Sovran Self Storage, Inc.	49,830
13,000	Tanger Factory Outlet Centers, Inc.	386,490
1,000	Taubman Centers, Inc.	72,950
6,376	UDR, Inc.	170,303
9,000	Ventas, Inc.	513,900
4,436	Vornado Realty Trust	373,511
1,000	Washington Real Estate Investment Trust	29,700
7,500	Weingarten Realty Investors	198,225
2,000	Westfield Group	18,292
2,000	Westfield Retail Trust	5,345
		13,267,843

Total Common Stocks (Cost $8,897,032)		13,267,843

Collateralized Mortgage Obligations — 7.0%
Federal Home Loan Bank — 0.2%
242,649	Series Z2-2013, 4.800%, 2/25/13	250,319

Federal Home Loan Mortgage Corporation — 4.8%
327,363	Series 3322, 5.250%, 4/15/17	345,394
339,368	Series 2497, 5.000%, 9/15/17	364,277
353,570	Series 2770, 4.000%, 1/15/18	361,893
1,000,000	Series 2784, 4.000%, 4/15/19	1,070,086
138,774	Series 2541, 5.500%, 11/15/20	139,115
707,909	Series 2571, 5.500%, 7/15/21	721,430
158,948	Series 2555, 5.500%, 4/15/22	162,909
570,222	Series 2672, 5.500%, 8/15/31	587,613
181,989	Series 2974, 5.000%, 9/15/31	182,513
1,000,000	Series 2802, 5.500%, 11/15/31	1,020,254
342,718	Series 2976, 4.500%, 1/15/33	360,050
11,005	Series 3002, 5.000%, 7/15/35	11,020

		5,326,554

Federal National Mortgage Association — 1.6%
194,840	Series 2003-38, 5.000%, 3/25/23	207,587
280,503	Series 1999-13, 6.000%, 4/25/29	316,994
278,578	Series 2003-32, 5.000%, 12/25/31	284,725
902,516	Series 2003-92, 5.000%, 3/25/32	945,371

		1,754,677

Residential Whole Loans — 0.4%
392,375	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	394,888

Principal Amount or Shares		Value
Total Collateralized Mortgage Obligations (Cost $7,412,588)		7,726,438

U.S. Government Agencies — 4.6%
Federal Home Loan Bank — 3.1%
1,000,000	4.250%, 3/9/18	1,152,172
2,000,000	4.125%, 12/13/19	2,307,474

		3,459,646

Federal Home Loan Mortgage Corporation — 0.5%
500,000	4.500%, 4/2/14	540,100

Federal National Mortgage Association — 1.0%
1,000,000	5.000%, 3/2/15	1,126,785

Total U.S. Government Agencies (Cost $4,496,801)		5,126,531

Cash Equivalents — 3.4%
3,792,488	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	3,792,488

Total Cash Equivalents (Cost $3,792,488)		3,792,488

Total Investments (Cost $102,137,675) — 99.6%		110,437,393

Other Assets in Excess of Liabilities — 0.4%		481,232

Net Assets — 100.0%		$110,918,625

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.

Huntington Ohio Tax-Free Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount		Value
Municipal Bonds — 100.1%
Ohio — 100.1%
$ 50,000	Akron, OH, Bath Copley Joint Township Hospital District Revenue, (AGM Ins.), 5.250%, 11/15/15	$50,606
400,000	Akron, OH, Various Purposes, G.O., 2.250%, 12/1/19	401,680
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	243,394
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/22	102,963
150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/22	170,451
335,000	Big Walnut, OH, Local School District, G.O., 0.000%, 12/1/18 (a)	292,076
115,000	Big Walnut, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/22	128,648
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	211,246
300,000	Bowling Green, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 5.000%, 12/1/23	330,273
320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/24	350,042
560,000	Brookfield, OH, Local School District, School Facilities Improvement, G.O., (AGM Ins. ), 5.000%, 1/15/22	626,892
250,000	Bucyrus, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/22	273,282
300,000	Butler County, OH, Sewer Systems Revenue, (AGM Ins.), 5.000%, 12/1/19	348,792
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	180,586
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	422,468
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	527,110
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	217,392
300,000	Cincinnati, OH, Technical & Community College, General Receipts Revenue, (Ohio CCD Program), 4.000%, 10/1/20	335,211
200,000	Clark County, OH, Various Purposes, G.O., (XLCA Ins.), 5.000%, 12/1/18	228,262
500,000	Cleveland, OH, Public Power System Revenue, Series A, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/16	565,080
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	555,310
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	394,645
245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	273,119
335,000	Cleveland, OH, Greater Cleveland Regional Transit Authority, Capital Improvement, G.O., Series A, (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	364,245
250,000	Cleveland, OH, Greater Cleveland Regional Transit Authority, Capital Improvement, G.O., Series A, 5.000%, 12/1/21	286,130
150,000	Clyde-Green Springs, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	171,921
250,000	Colerain Township, OH, G.O., 4.000%, 12/1/21	286,690
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	277,537
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	110,968
55,000	Columbus, OH , Sewer Revenue, Series A, 5.000%, 6/1/24	61,137
100,000	Cuyahoga Community College District, General Receipts Revenue, Series A, 5.000%, 12/1/22	103,198
200,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 5.000%, 12/1/21	236,634
220,000	Dalton Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/24	247,874

Principal Amount		Value
490,000	Dalton Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	547,913
445,000	Fairfield County, OH, G.O., (National Reinsurance), 5.000%, 12/1/25	469,408
360,000	Fairfield Union, OH, Local School District, G.O., Series A, (AGM Ins.), 4.250%, 12/1/18	397,199
250,000	Fairless, OH, Local School District, G.O., 0.000%, 12/1/16 (a)	225,047
300,000	Fairless, OH, Local School District, G.O., 0.000%, 12/1/17 (a)	259,512
155,000	Forest Hills, OH, Local School District, G.O., (AGM Ins.), 4.750%, 12/1/16	162,877
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	194,030
35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,827
300,000	Grand Valley, OH, Local School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	269,436
450,000	Greene County, OH, Sewer Systems Revenue, (AMBAC Ins.), 5.000%, 12/1/18	504,828
100,000	Greene County, OH, Water System Revenue, Series A, (National Reinsurance), 5.250%, 12/1/20	122,071
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	296,101
170,000	Hamilton County, OH, Stratford Heights Project, (AGM Ins.), 5.000%, 6/1/18	193,385
200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	227,414
280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	316,473
100,000	Hilliard, OH, School Improvement, G.O., 5.000%, 12/1/19	119,788
50,000	Huber Heights, OH, City School District, School Improvement, G.O., 5.000%, 12/1/20	59,777
200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	225,678
150,000	Hudson, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/19	168,013
175,000	Independence, OH, Local School District, G.O., 0.000%, 12/1/14 (a)	167,254
500,000	Independence, OH, Local School District, G.O., 0.000%, 12/1/18 (a)	422,375
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	82,313
160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM Ins.), 5.000%, 12/1/18	171,918
650,000	Kenston, OH, Local School District, G.O., 5.000%, 12/1/20	777,465
335,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/19	389,230
615,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/23	684,163
50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	55,591
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	434,204
95,000	Keystone, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/19	100,141
100,000	Lake, OH, Local School District, Stark County School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	110,201
285,000	Lakewood City, OH, School District, G.O., (AGM Ins.), 5.000%, 12/1/18	301,610
250,000	Lorain, OH, City School District, G.O., (National Reinsurance), 4.750%, 12/1/25	255,257
445,000	Martins Ferry, OH, City School District, G.O., (Student Credit Program), 0.000%, 12/1/17 (a)	394,777
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	268,447
50,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	53,457
300,000	Mason, OH, Sewer Systems, G.O., 4.500%, 12/1/22	356,574

Principal Amount		Value
125,000	Medina County, OH, Library District, G.O., 0.000%, 12/1/19 (a)	100,493
50,000	Miami University, OH, General Receipts Revenue, (AMBAC Ins.), 5.000%, 9/1/23	56,124
200,000	Middletown, OH, School Improvement, G.O., (AGM Ins.), 4.375%, 12/1/20	214,528
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	568,780
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	596,970
200,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.250%, 12/1/19	233,816
250,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/25	275,107
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	54,472
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 0.000%, 12/1/20 (a)	238,647
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 4.000%, 12/1/22	337,086
205,000	Northmont, OH, City School District, School Improvement, G.O., Series A, (Student Credit Program), 4.000%, 11/1/24	220,709
300,000	Northwest, OH, Local School District, Stark, Summit & Wayne Counties, G.O., (Student Credit Program), 0.000%, 12/1/19 (a)	242,460
100,000	Northwest, OH, Local School District, Stark, Summit & Wayne Counties, G.O., (Student Credit Program), 0.000%, 12/1/20 (a)	77,142
200,000	Ohio Capital Asset Financing Program Fractionalized Interests, G.O., Series B, 5.000%, 12/1/22	223,332
145,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 2.650%, 5/1/17	145,204
410,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 2.550%, 11/1/17	417,704
360,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 3.250%, 5/1/20	358,272
75,000	Ohio State, G.O., Series A, 5.000%, 9/15/17	84,344
150,000	Ohio State, Parks & Recreation Revenue, Series II-A, (AGM Ins.), 5.000%, 12/1/17	159,611
225,000	Ohio State, Conservation Projects, G.O., Series A, 5.000%, 3/1/19	243,711
500,000	Ohio State, G.O., Series A, 5.000%, 9/15/19	558,870
100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	113,931
75,000	Ohio State, G.O., Series C, 5.000%, 8/1/20	91,467
175,000	Ohio State, G.O., Series A, 5.000%, 9/1/20	203,163
350,000	Ohio State, G.O., Series D, 5.000%, 9/15/20	398,076
725,000	Ohio State, Revitalization Project Revenue, Series A, (AMBAC Ins.), 5.000%, 4/1/21	800,414
550,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/21	601,727
250,000	Ohio State, G.O., Series D, 5.000%, 9/15/21	283,310
150,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/22	163,418
525,000	Ohio State, Parks & Recreation Revenue, G.O., Series A, 5.250%, 9/1/22	632,977
500,000	Ohio State, G.O., 4.250%, 9/15/22	576,035
130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	144,351
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	768,033
750,000	Ohio State, G.O., Series A, 4.500%, 9/15/23	802,732
670,000	Ohio State, Higher Education, G.O., Series A, 5.000%, 2/1/24	736,564
200,000	Ohio State, Common Schools, G.O., Series B, 5.000%, 3/15/24	217,868
150,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/24	162,254
600,000	Ohio State, School Improvement, G.O., Series B, 5.000%, 9/15/24	705,378
1,100,000	Ohio State, G.O., Series A, 4.500%, 9/15/24	1,172,776
100,000	Ohio State, School Improvement, G.O., Series A, 4.500%, 9/15/25	106,116

Principal Amount		Value
150,000	Ohio State Building Authority, State Facilities Arts Building, Fund Project Revenue, Series A, 5.000%, 4/1/16	156,257
135,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/22	153,833
400,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	450,656
430,000	Ohio State Building Authority, State Facilities Administration Building Fund Revenue, Series A, (AGM Ins.), 5.000%, 4/1/24	469,289
100,000	Ohio State Cultural and Sports Capital Facilities Revenue, Series A, (AGM Ins.), 5.000%, 4/1/17	110,698
250,000	Ohio State Higher Educational Facilities Commission , Dension University Project Revenue, 5.000%, 11/1/20	268,402
50,000	Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	59,797
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (FGIC Ins.), 5.500%, 2/15/20	1,233,020
240,000	Ohio State Turnpike Commission Revenue, Series A, 5.000%, 2/15/21	279,101
170,000	Ohio State University Revenue, Series A, 5.000%, 6/1/25	184,659
280,000	Ohio State University, Revenue, Series A, 5.000%, 12/1/26	317,719
500,000	Ohio State Water Development Authority, State of Ohio Pollution Control Revenue, 5.000%, 12/1/23	591,585
200,000	Ohio University, General Receipts Revenue , 5.000%, 12/1/18	236,952
500,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/18	573,330
300,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	338,034
700,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	789,285
500,000	Plain City, OH , Local School District, G.O., (Student Credit Program), 5.000%, 11/1/18	584,590
100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 5.000%, 12/1/20	114,061
470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	556,080
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,120,610
300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	333,822
125,000	Sidney, OH, City School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	140,805
780,000	Southwest Licking, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	835,318
500,000	South-Western, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	543,425
150,000	Springboro, OH, Various Purposes, G.O., 5.000%, 12/1/18	179,884
595,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	675,991
125,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/21	139,415
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	237,945
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	235,222
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	776,986
300,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	327,384
400,000	Trotwood, OH, Trotwood-Madison City School District, School Improvement, G.O., (AGM Ins.), 4.250%, 12/1/18	438,524
400,000	Troy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	430,044
800,000	Troy, OH, G.O., 4.750%, 12/1/22	873,984
320,000	Troy, OH, G.O., 4.750%, 12/1/24	349,594

Principal Amount		Value
75,000	Trumbull County, OH, Various Purposes, G.O., Series B, (AGM Ins.), 5.000%, 12/1/20	86,931
235,000	Twinsburg, OH , Local School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	255,069
350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	395,318
200,000	University of Akron, OH, General Receipts Revenue, Series B, (National Reinsurance, FGIC Ins.), 4.500%, 1/1/23	206,734
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	560,590
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	556,235
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	343,260
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	332,364
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	553,230
105,000	University of Cincinnati, OH, General Receipts Revenue, Series F, 5.000%, 6/1/21	124,780
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	556,285
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	444,820
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	51,647
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	154,305
650,000	Washington Court House, OH, School Improvements, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/19	704,320
200,000	Westerville, OH, City School District, G.O., (National Reinsurance), 5.000%, 12/1/17	215,776
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	141,178
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	330,363
400,000	Zanesville, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/19	460,852
50,000	Zanesville, OH, City School District, School Improvement, G.O., (Student Credit Program), 3.750%, 12/1/21	53,005

Total Municipal Bonds (Cost $52,925,627)		54,917,951

Cash Equivalents — 0.1%
69,919	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (b)	69,919

Total Cash Equivalents (Cost $69,919)		69,919

Total Investments (Cost $52,995,546) — 100.2%		54,987,870

Liabilities in Excess of Other Assets — (0.2)%		(99,227)

Net Assets — 100.0%		$54,888,643

(a)	Zero coupon capital appreciation bonds.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

G.O. — General Obligation

MBIA — Municipal Bond Insurance Association

XLCA — XL Capital Assurance, Inc.

Huntington Short/Intermediate Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount		Value
Corporate Bonds — 65.4%
Consumer Discretionary — 4.4%
$ 1,000,000	Home Depot, Inc./The, 5.250%, 12/16/13	$1,079,802
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,054,373
1,000,000	McDonald’s Corp., MTN, 4.300%, 3/1/13	1,032,932
2,000,000	TCM Sub LLC, 3.550%, 1/15/15 (a)	2,113,688
2,000,000	Time Warner, Inc., 3.150%, 7/15/15	2,118,030
1,000,000	Walt Disney Co./The, 4.500%, 12/15/13	1,067,017
2,000,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	1,982,638

		10,448,480

Consumer Staples — 4.7%
2,000,000	Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	2,007,854
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,097,837
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,682,081
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,060,254
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,060,882
2,000,000	Safeway, Inc., 5.800%, 8/15/12	2,033,086
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,029,557

		10,971,551

Energy — 4.2%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,077,419
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,073,723
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,185,234
1,000,000	Noble Corp., 5.875%, 6/1/13	1,053,384
2,000,000	Schlumberger Norge AS, 1.950%, 9/14/16 (a)	2,023,712
2,250,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	2,389,243

		9,802,715

Financials — 17.0%
2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	2,075,054
2,000,000	Bank of America Corp, MTN, 1.973%, 1/30/14 (b)	1,963,614
2,000,000	Bank of New York Mellon Corp/The, 2.950%, 6/18/15	2,106,098
2,000,000	Bank of Nova Scotia, 2.375%, 12/17/13	2,057,354
2,000,000	BB&T Corp., 5.200%, 12/23/15	2,218,680
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,065,788
2,000,000	Canadian Imperial Bank of Commerce, 1.450%, 9/13/13	2,020,092
1,000,000	Charles Schwab Corp./The, 4.950%, 6/1/14	1,084,613
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,629,756
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,106,370
2,500,000	General Electric Capital Corp., 2.250%, 11/9/15	2,569,305
1,500,000	Goldman Sachs Group, Inc., 5.500%, 11/15/14	1,606,130
2,000,000	HSBC Bank PLC, 3.500%, 6/28/15 (a)	2,088,574
1,000,000	KeyBank NA, 5.091%, 3/26/15	1,066,310
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,058,770
2,000,000	MetLife Global Funding I, 3.125%, 1/11/16 (a)	2,072,262
2,000,000	Morgan Stanley, MTN, 3.006%, 5/14/13 (b)	2,015,104
2,000,000	Prudential Financial, Inc., 3.875%, 1/14/15	2,106,006
2,000,000	Royal Bank of Canada, MTN, 2.100%, 7/29/13	2,040,212
2,000,000	US Bank NA, 4.950%, 10/30/14	2,190,568
1,500,000	Wells Fargo & Co., 3.750%, 10/1/14	1,588,751

		39,729,411

Health Care — 10.5%
2,000,000	Aristotle Holding, Inc., 2.650%, 2/15/17 (a)	2,022,602
2,014,000	Cardinal Health, Inc., 4.000%, 6/15/15	2,166,907
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,280,943
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,083,644
2,000,000	Howard Hughes Medical Institute, 3.450%, 9/1/14	2,129,724
2,000,000	McKesson Corp., 3.250%, 3/1/16	2,142,438
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,047,750
2,000,000	Medtronic, Inc., 3.000%, 3/15/15	2,118,516
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,046,014
1,200,000	St. Jude Medical, Inc., 3.750%, 7/15/14	1,270,628
2,000,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,069,814
2,000,000	WellPoint, Inc., 5.250%, 1/15/16	2,241,530
1,000,000	Wyeth, 5.500%, 3/15/13	1,048,220
1,000,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	1,004,657

Principal Amount		Value
		24,673,387

Industrials — 7.1%
1,000,000	3M Co., MTN, 4.375%, 8/15/13	1,053,191
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 3/26/13	2,036,238
2,000,000	Danaher Corp., 2.300%, 6/23/16	2,071,648
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,095,824
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,022,888
2,000,000	Harsco Corp., 2.700%, 10/15/15	2,047,556
1,500,000	JB Hunt Transport Services, Inc., 3.375%, 9/15/15	1,550,310
1,000,000	Nabors Industries, Inc., 5.375%, 8/15/12	1,013,636
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,575,878
1,000,000	Raytheon Co., 1.625%, 10/15/15	1,017,921
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,066,930

		16,552,020

Information Technology — 4.7%
1,000,000	Broadcom Corp., 2.375%, 11/1/15	1,040,953
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,041,233
1,000,000	Dell, Inc., 2.300%, 9/10/15	1,034,971
1,500,000	Hewlett-Packard Co., 3.300%, 12/9/16	1,560,614
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,094,416
2,000,000	Symantec Corp., 2.750%, 9/15/15	2,083,264
2,000,000	Texas Instruments, Inc., 2.375%, 5/16/16	2,088,192

		10,943,643

Materials — 6.2%
2,000,000	Air Products & Chemicals, Inc., 2.000%, 8/2/16	2,042,410
2,000,000	Barrick Gold Corp., 2.900%, 5/30/16	2,086,698
2,000,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 3/1/17	1,981,336
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,018,468
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,027,555
2,000,000	Potash Corporation of Saskatchewan, Inc., 3.750%, 9/30/15	2,141,402
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,084,740
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,116,760

		14,499,369

Real Estate Investment Trusts — 1.4%
1,000,000	HCP, Inc., 2.700%, 2/1/14	1,013,944
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,205,197

		3,219,141

Telecommunication Services — 1.8%
2,000,000	AT&T, Inc., 2.400%, 8/15/16	2,066,992
1,000,000	Verizon Communications, Inc., 1.950%, 3/28/14	1,024,417
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,102,166

		4,193,575

Utilities — 3.4%
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,577,844
1,000,000	Indiana Michigan Power Co., 6.375%, 11/1/12	1,032,384
2,000,000	PSEG Power LLC, 2.500%, 4/15/13	2,037,358
1,262,000	Southern Co., 4.150%, 5/15/14	1,348,285
1,000,000	Southern Co., 2.375%, 9/15/15	1,035,915
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,028,133

		8,059,919

Total Corporate Bonds (Cost $149,024,413)		153,093,211

U.S. Government Agencies — 28.6%
Federal Agricultural Mortgage Corporation — 1.3%
3,000,000	3.250%, 6/25/14	3,161,283

Federal Farm Credit Bank — 3.5%
3,000,000	2.125%, 6/18/12	3,012,372
3,000,000	1.875%, 12/7/12	3,034,098
2,000,000	3.400%, 2/7/13	2,053,744

		8,100,214

Federal Home Loan Bank — 12.3%
2,000,000	1.125%, 5/18/12	2,002,490
2,000,000	1.875%, 6/20/12	2,007,470
1,000,000	1.625%, 9/26/12	1,007,079
3,000,000	1.625%, 6/14/13	3,048,246
3,000,000	1.000%, 9/13/13	3,028,938
1,000,000	4.375%, 9/13/13	1,058,331
6,000,000	1.375%, 5/28/14	6,127,866
2,000,000	3.250%, 9/12/14	2,130,682
2,000,000	1.375%, 9/12/14	2,039,762
2,000,000	4.750%, 11/14/14	2,215,562
2,000,000	1.750%, 9/11/15	2,062,858
2,000,000	1.900%, 12/29/15	2,073,448

		28,802,732

Federal Home Loan Mortgage Corporation — 0.9%
2,000,000	2.175%, 2/19/14	2,066,636

Federal National Mortgage Association — 10.6%
2,000,000	1.250%, 6/22/12	2,004,884
2,500,000	0.625%, 9/24/12	2,506,165
5,000,000	1.125%, 9/17/13	5,051,670
3,000,000	1.250%, 2/27/14	3,054,252
4,000,000	1.500%, 9/8/14	4,079,396
3,000,000	1.300%, 11/17/14	3,057,018
3,000,000	1.625%, 10/26/15	3,090,177
2,000,000	0.925%, 6/7/16 (b)	2,002,754

		24,846,316

Principal Amount		Value
Total U.S. Government Agencies (Cost $65,842,059)		66,977,181

U.S. Treasury Obligations — 4.5%
U.S. Treasury Notes — 4.5%
4,000,000	0.750%, 6/15/14	4,031,248
1,500,000	2.125%, 12/31/15	1,578,164
5,000,000	1.000%, 8/31/16	5,021,485

		10,630,897

Total U.S. Treasury Obligations (Cost $10,540,487)		10,630,897

Cash Equivalents — 1.0%
2,427,174	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	2,427,174

Total Cash Equivalents (Cost $2,427,174)		2,427,174

Total Investments (Cost $227,834,133) — 99.5%		233,128,463

Other Assets in Excess of Liabilities — 0.5%		1,073,319

Net Assets — 100.0%		$234,201,782

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2012.

LLC – Limited Liability Co.

LP – Limited Partnership

MTN – Medium Term Note

Huntington Balanced Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Mutual Funds — 99.1% (a)
108,051	Huntington Disciplined Equity Fund, Trust Shares	$1,097,794
60,554	Huntington Dividend Capture Fund, Trust Shares	575,865
122,129	Huntington Fixed Income Securities Fund, Trust Shares	2,754,003
38,440	Huntington Global Select Markets Fund, Trust Shares	397,083
72,181	Huntington Growth Fund, Trust Shares	2,019,625
80,442	Huntington Income Equity Fund, Trust Shares	1,810,756
116,277	Huntington Intermediate Government Income Fund, Trust Shares	1,289,513
151,613	Huntington International Equity Fund, Trust Shares	1,687,451
168,492	Huntington Macro 100 Fund, Trust Shares	1,745,577
36,876	Huntington Mid Corp America Fund, Trust Shares	570,479
78,736	Huntington Mortgage Securities Fund, Trust Shares	733,819
41,020	Huntington New Economy Fund, Trust Shares *	430,705
63,298	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,277,991
44,170	Huntington Situs Fund, Trust Shares *	990,737

Total Mutual Funds (Cost $15,386,202)		17,381,398

Cash Equivalents — 1.3%
218,528	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	218,528

Total Cash Equivalents (Cost $218,528)		218,528

Total Investments (Cost $15,604,730) — 100.4%		17,599,926

Liabilities in Excess of Other Assets — (0.4)%		(61,974)

Net Assets — 100.0%		$17,537,952

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

Huntington Conservative Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Mutual Funds — 101.0% (a)
11,283	Huntington Disciplined Equity Fund, Trust Shares	$114,636
6,345	Huntington Dividend Capture Fund, Trust Shares	60,343
80,118	Huntington Fixed Income Securities Fund, Trust Shares	1,806,656
4,037	Huntington Global Select Markets Fund, Trust Shares	41,705
7,589	Huntington Growth Fund, Trust Shares	212,330
8,413	Huntington Income Equity Fund, Trust Shares	189,386
76,439	Huntington Intermediate Government Income Fund, Trust Shares	847,713
15,934	Huntington International Equity Fund, Trust Shares	177,347
17,588	Huntington Macro 100 Fund, Trust Shares	182,216
3,874	Huntington Mid Corp America Fund, Trust Shares	59,932
51,474	Huntington Mortgage Securities Fund, Trust Shares	479,740
4,358	Huntington New Economy Fund, Trust Shares *	45,762
41,272	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	833,285
4,713	Huntington Situs Fund, Trust Shares *	105,716

Total Mutual Funds (Cost $4,739,678)		5,156,767

Cash Equivalents — 0.4%
21,613	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	21,613

Total Cash Equivalents (Cost $21,613)		21,613

Total Investments (Cost $4,761,291) — 101.4%		5,178,380

Liabilities in Excess of Other Assets — (1.4)%		(73,133)

Net Assets — 100.0%		$5,105,247

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

Huntington Growth Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Mutual Funds — 97.9% (a)
93,292	Huntington Disciplined Equity Fund, Trust Shares	$947,851
52,401	Huntington Dividend Capture Fund, Trust Shares	498,331
31,502	Huntington Fixed Income Securities Fund, Trust Shares	710,366
33,423	Huntington Global Select Markets Fund, Trust Shares	345,257
62,413	Huntington Growth Fund, Trust Shares	1,746,327
69,586	Huntington Income Equity Fund, Trust Shares	1,566,386
30,009	Huntington Intermediate Government Income Fund, Trust Shares	332,805
131,358	Huntington International Equity Fund, Trust Shares	1,462,019
145,669	Huntington Macro 100 Fund, Trust Shares	1,509,132
31,776	Huntington Mid Corp America Fund, Trust Shares	491,567
20,293	Huntington Mortgage Securities Fund, Trust Shares	189,129
35,608	Huntington New Economy Fund, Trust Shares *	373,881
16,302	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	329,143
38,409	Huntington Situs Fund, Trust Shares *	861,525

Total Mutual Funds (Cost $9,417,356)		11,363,719

Cash Equivalents — 1.6%
183,140	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	183,140

Total Cash Equivalents (Cost $183,140)		183,140

Total Investments (Cost $9,600,496) — 99.5%		11,546,859

Other Assets in Excess of Liabilities — 0.5%		53,641

Net Assets — 100.0%		$11,600,500

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of March 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$81,664,950	$—	$—	$—
Money Market Fund	383,754,658	—	—	—
Ohio Municipal Money Market Fund	143,795,596	—	—	—
U.S. Treasury Money Market Fund	309,738,789	—	—	—
Disciplined Equity Fund	77,308,011	14,168,166	(3,301,509)	10,866,657
Dividend Capture Fund	154,992,612	12,232,965	(1,797,794)	10,435,171
Global Select Markets Fund	44,803,638	3,420,674	(3,038,254)	382,420
Growth Fund	114,803,670	26,749,259	(980,777)	25,768,482
Income Equity Fund	112,434,277	16,013,025	(1,566,558)	14,446,467
International Equity Fund	248,322,950	52,186,143	(14,162,253)	38,023,890
Macro 100 Fund	47,994,132	9,368,625	(1,891,715)	7,476,910
Mid Corp America Fund	81,119,467	58,827,800	(1,133,052)	57,694,748
New Economy Fund	14,972,538	3,113,561	(1,171,704)	1,941,857
Real Strategies Fund	94,298,830	13,371,051	(8,041,463)	5,329,588
Rotating Markets Fund	40,574,620	1,399,128	(230,034)	1,169,094
Situs Fund	136,157,377	78,380,328	(4,028,004)	74,352,324
Technical Opportunities Fund	8,954,379	332,384	(41,712)	290,672
Fixed Income Securities Fund	284,359,190	19,822,284	(615,399)	19,206,885
Intermediate Government Income Fund	134,850,248	8,128,584	(141,477)	7,987,107
Mortgage Securities Fund	102,043,147	8,474,299	(80,053)	8,394,246
Ohio Tax-Free Fund	52,995,546	2,198,457	(206,133)	1,992,324
Short/Intermediate Fixed Income Securities Fund	227,834,133	5,426,545	(132,215)	5,294,330
Balanced Allocation Fund	15,633,225	1,966,701	—	1,966,701
Conservative Allocation Fund	4,769,965	408,415	—	408,415
Growth Allocation Fund	9,626,931	1,919,928	—	1,919,928

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor Trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At March 31, 2012, the Trust operated 38 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington New Economy Fund (“New Economy Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

•

Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2012, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs			LEVEL 3 — Significant Unobservable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Tax-Free Money Market Fund
Municipal Bonds	$—	$—	$78,465,626		$—	$—	$—	$78,465,626	$—
Cash Equivalents	3,199,324	—	—		—	—	—	3,199,324	—

Total	3,199,324	—	78,465,626		—	—	—	81,664,950	—
Money Market Fund
Commercial Papers	—	—	89,947,896		—	—	—	89,947,896	—
U.S. Government Agencies	—	—	82,504,312		—	—	—	82,504,312	—
Cash Equivalents	60,000,000	—	—		—	—	—	60,000,000	—
Municipal Bonds	—	—	50,300,000		—	—	—	50,300,000	—
Corporate Bonds	—	—	31,174,405		—	—	—	31,174,405	—
Repurchase Agreements	—	—	29,821,100		—	—	—	29,821,100	—
Yankee Certificates of Deposit	—	—	25,007,433		—	—	—	25,007,433	—
U.S. Treasury Obligations	—	—	14,999,512		—	—	—	14,999,512	—

Total	60,000,000	—	323,754,658		—	—	—	383,754,658	—
Ohio Municipal Money Market Fund							—
Municipal Bonds	—	—	133,128,291		—	—	—	133,128,291	—
Cash Equivalents	10,667,305	—	—		—	—	—	10,667,305	—

Total	10,667,305	—	133,128,291		—	—	—	143,795,596	—
U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	—	272,154,489		—	—	—	272,154,489	—
Repurchase Agreements	—	—	37,584,300		—	—	—	37,584,300	—

Total	—	—	309,738,789		—	—	—	309,738,789	—
Disciplined Equity Fund
Common Stocks	80,977,087	—	—		—	—	—	80,977,087	—
Exchange-Traded Funds	366,025	—	—		—	—	—	366,025	—
Options Purchased	1,405,000	—	—		—	—	—	1,405,000	—
Cash Equivalents	6,929,708	—	—		—	—	—	6,929,708	—
Written Options	—	(1,503,152)	—		—	—	—	—	(1,503,152)

Total	89,677,820	(1,503,152)	—		—	—	—	89,677,820	(1,503,152)
Dividend Capture Fund
Common Stocks	122,138,889	—	—		—	—	—	122,138,889	—
Preferred Stocks	31,811,604	—	1,167,188	(a)	—	—	—	32,978,792	—
Exchange-Traded Funds	6,085,312	—	—		—	—	—	6,085,312	—
Cash Equivalents	4,399,000	—	—		—	—	—	4,399,000	—
Written Options	—	(174,210)	—		—	—	—	—	(174,210)

Total	164,434,805	(174,210)	1,167,188		—	—	—	165,601,993	(174,210)
Global Select Markets Fund
Common Stocks	36,759,150	—	—		—	—	—	36,759,150	—
Exchange-Traded Funds	4,101,200	—	—		—	—	—	4,101,200	—
Foreign Bonds	—	—	3,479,313		—	—	—	3,479,313	—
Cash Equivalents	1,130,595	—	—		—	—	—	1,130,595	—
Written Options		(284,200)	—		—	—	—	—	(284,200)

Total	41,990,945	(284,200)	3,479,313		—	—	—	45,470,258	(284,200)
Growth Fund
Common Stocks	136,764,902	—	—		—	—	—	136,764,902	—
Cash Equivalents	3,807,250	—	—		—	—	—	3,807,250	—

Total	140,572,152	—	—		—	—	—	140,572,152	—
Income Equity Fund
Common Stocks	125,694,210	—	—		—	—	—	125,694,210	—
Cash Equivalents	1,245,397	—	—		—	—	—	1,245,397	—
Written Options	—	(58,863)	—		—	—	—	—	(58,863)

Total	126,939,607	(58,863)	—		—	—	—	126,939,607	(58,863)
International Equity Fund
Common Stocks	262,522,820	—	—		—	—	—	262,522,820	—
Exchange-Traded Funds	14,076,136	—	—		—	—	—	14,076,136	—
Cash Equivalents	9,747,884	—	—		—	—	—	9,747,884	—

Total	286,346,840	—	—		—	—	—	286,346,840	—
Macro 100 Fund
Common Stocks	53,326,401	—	—		—	—	—	53,326,401	—
Cash Equivalents	2,144,641	—	—		—	—	—	2,144,641	—

Total	55,471,042	—	—		—	—	—	55,471,042	—
Mid Corp America Fund
Common Stocks	136,513,950	—	—		—	—	—	136,513,950	—
Cash Equivalents	2,300,265	—	—		—	—	—	2,300,265	—

Total	138,814,215	—	—		—	—	—	138,814,215	—
New Economy Fund
Common Stocks	16,909,566	—	—		—	—	—	16,909,566	—
Options Purchased	4,400	—	—		—	—	—	4,400	—
Cash Equivalents	429	—	—		—	—	—	429	—

Total	16,914,395	—	—		—	—	—	16,914,395	—
Real Strategies Fund
Common Stocks	82,035,483	—	—		—	—	—	82,035,483	—
Exchange-Traded Funds	5,325,966	—	—		—	—	—	5,325,966	—
Real Estate Investments	—	—	—		—	5,168,618	—	5,168,618	—
Closed-End Funds	3,200,849	—	—		—	—	—	3,200,849	—
Options Purchased	45,720	—	—		—	—	—	45,720	—
Cash Equivalents	4,145,517	—	—		—	—	—	4,145,517	—
Written Options	—	(293,735)	—		—	—	—	—	(293,735)

Total	94,753,535	(293,735)	—		—	5,168,618	—	99,922,153	(293,735)
Rotating Markets Fund
Common Stocks	38,865,911	—	—		—	—	—	38,865,911	—
Exchange-Traded Funds	1,945,440	—	—		—	—	—	1,945,440	—
Cash Equivalents	932,363	—	—		—	—	—	932,363	—

Total	41,743,714	—	—		—	—	—	41,743,714	—
Situs Fund
Common Stocks	206,263,927	—	—		—	—	—	206,263,927	—
Exchange-Traded Funds	3,421,461	—	—		—	—	—	3,421,461	—
Closed-End Funds	658,200	—	—		—	—	—	658,200	—
Cash Equivalents	473,363	—	—		—	—	—	473,363	—
Written Options	—	(307,250)	—		—	—	—	—	(307,250)

Total	210,816,951	(307,250)	—		—	—	—	210,816,951	(307,250)
Technical Opportunities Fund
Common Stocks	187,055	—	—		—	—	—	187,055	—
Exchange-Traded Funds	8,938,224	—	—		—	—	—	8,938,224	—
Cash Equivalents	119,772	—	—		—	—	—	119,772	—

Total	9,245,051	—	—		—	—	—	9,245,051	—
Fixed Income Securities Fund
Corporate Bonds	—	—	217,273,650		—	—	—	217,273,650	—
U.S. Government Agencies	—	—	39,199,190		—	—	—	39,199,190	—
U.S. Treasury Obligations	—	—	32,741,445		—	—	—	32,741,445	—
U.S. Government Mortgage Backed Agencies	—	—	4,377,708		—	—	—	4,377,708	—
Preferred Stocks	4,138,350	—	—		—	—	—	4,138,350	—
Cash Equivalents	5,835,732	—	—		—	—	—	5,835,732	—

Total	9,974,082	—	293,591,993		—	—	—	303,566,075	—
Intermediate Government Income Fund
U.S. Government Agencies	—	—	68,425,211		—	—	—	68,425,211	—
U.S. Government Mortgage Backed Agencies	—	—	33,674,151		—	—	—	33,674,151	—
U.S. Treasury Obligations	—	—	27,409,220		—	—	—	27,409,220	—
Collateralized Mortgage Obligations	—	—	7,327,486		—	—	—	7,327,486	—
Corporate Bonds	—	—	2,007,704		—	—	—	2,007,704	—
Cash Equivalents	3,993,583	—	—		—	—	—	3,993,583	—

Total	3,993,583	—	138,843,772		—	—	—	142,837,355	—
Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	80,524,093		—	—	—	80,524,093	—
Common Stocks	13,267,843	—	—		—	—	—	13,267,843	—
Collateralized Mortgage Obligations	—	—	7,726,438		—	—	—	7,726,438	—
U.S. Government Agencies	—	—	5,126,531		—	—	—	5,126,531	—
Cash Equivalents	3,792,488	—	—		—	—	—	3,792,488	—

Total	17,060,331	—	93,377,062		—	—	—	110,437,393	—
Ohio Tax-Free Fund
Municipal Bonds	—	—	54,917,951		—	—	—	54,917,951	—
Cash Equivalents	69,919	—	—		—	—	—	69,919	—

Total	69,919	—	54,917,951		—	—	—	54,987,870	—
Short/Intermediate Fixed Income Securities Fund
Corporate Bonds	—	—	153,093,211		—	—	—	153,093,211	—
U.S. Government Agencies	—	—	66,977,181		—	—	—	66,977,181	—
U.S. Treasury Obligations	—	—	10,630,897		—	—	—	10,630,897	—
Cash Equivalents	2,427,174	—	—		—	—	—	2,427,174	—

Total	2,427,174	—	230,701,289		—	—	—	233,128,463	—
Balanced Allocation Fund
Mutual Funds	17,381,398	—	—		—	—	—	17,381,398	—
Cash Equivalents	218,528	—	—		—	—	—	218,528	—

Total	17,599,926	—	—		—	—	—	17,599,926	—
Conservative Allocation Fund
Mutual Funds	5,156,767	—	—		—	—	—	5,156,767	—
Cash Equivalents	21,613	—	—		—	—	—	21,613	—

Total	5,178,380	—	—		—	—	—	5,178,380	—
Growth Allocation Fund
Mutual Funds	11,363,719	—	—		—	—	—	11,363,719	—
Cash Equivalents	183,140	—	—		—	—	—	183,140	—

Total	11,546,859	—	—		—	—	—	11,546,859	—

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.
(a)	Consists of Allianz SE, 8.375%, listed under Financials.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Change in unrealized appreciation (depreciation)	Gross Purchases	Balance as of March 31, 2012
Real Strategies Fund
Real Estate Investments	$4,269,542	$(50,924)	$950,000	$5,168,618

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all levels as of March 31, 2012.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Several of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2012, none of the retail had any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Disciplined Equity Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	6,152	$1,280,648
Options written	7,624	993,559
Options expired	(3,650)	(844,661)
Options closed	(2,405)	(398,905)
Options exercised	(205)	(28,764)
Outstanding at 03/31/2012	7,516	$1,001,877

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Call	January 2013	$63	60	$13,680	$(9,240)
Amazon.com, Inc.	Call	April 2012	210	10	2,790	3,580
American Express Co.	Call	October 2012	62.50	70	13,160	140
American Express Co.	Call	July 2012	55	30	13,500	(7,950)
Amgen, Inc.	Call	April 2012	70	70	2,590	5,010
Apache Corp.	Call	October 2012	125	25	3,463	5,212
Apple, Inc.	Call	May 2012	600	40	122,000	(72,157)
Apple, Inc.	Call	October 2012	550	30	255,600	(161,192)
AT&T, Inc.	Call	May 2012	32	200	3,400	600
Baker Hughes, Inc.	Call	July 2012	55	100	1,600	13,150
Bank of America Corp.	Call	August 2012	11	400	18,400	5,199
Bank of New York Mellon Corp./The	Call	September 2012	28	100	4,000	1,346
Baxter International, Inc.	Call	May 2012	55	29	15,080	(11,977)
Boeing Co/The	Call	May 2012	80	35	735	6,790
Bristol-Myers Squibb Co.	Call	June 2012	35	75	2,700	5,250
Caterpillar, Inc.	Call	August 2012	125	35	4,550	5,845
Chevron Corp.	Call	June 2012	120	50	700	9,800
Chevron Corp.	Call	September 2012	120	80	7,200	11,039
Chubb Corp./The	Call	April 2012	70	20	1,290	2,510
Chubb Corp./The	Call	January 2013	80	45	2,453	4,342
Cisco Systems, Inc.	Call	April 2012	22	200	1,600	4,200
Coca-Cola Co./The	Call	January 2013	75	60	15,600	(10,020)
Coca-Cola Co./The	Call	August 2012	75	50	7,900	(2,700)
Colgate-Palmolive Co.	Call	August 2012	95	25	11,125	(5,450)
Comcast Corp.	Call	July 2012	28	150	39,750	(27,000)
ConocoPhillips	Call	August 2012	80	100	15,200	(8,500)
Costco Wholesale Corp.	Call	July 2012	90	50	17,750	(12,200)
CVS Caremark Corp.	Call	August 2012	49	100	6,200	5,130
Dow Chemical Co./The	Call	September 2012	37	100	15,200	599
Du Pont (E.I.) de Nemours & Co.	Call	January 2013	55	50	15,500	(150)
EMC Corp.	Call	October 2012	32	150	18,900	(4,350)
Exxon Mobil Corp.	Call	October 2012	95	120	11,280	1,559
Exxon Mobil Corp.	Call	April 2012	87.50	100	7,400	4,799
Exxon Mobil Corp.	Call	July 2012	95	100	3,000	5,407
FedEx Corp.	Call	April 2012	92.50	20	3,160	1,603
Ford Motor Co.	Call	April 2012	12	100	5,900	(300)
Ford Motor Co.	Call	July 2012	13	150	7,650	150
Freeport-McMoRan Copper & Gold, Inc.	Call	May 2012	50	60	300	13,919
General Dynamics Corp.	Call	May 2012	77.50	50	1,500	2,450
General Electric Co.	Call	January 2013	20	200	30,800	(7,788)
General Electric Co.	Call	June 2012	21	250	9,000	(4,000)
Google, Inc., Class A	Call	September 2012	710	20	39,900	2,839
Halliburton Co.	Call	April 2012	40	40	200	4,920
Home Depot, Inc./The	Call	May 2012	45	50	27,500	(22,870)
Home Depot, Inc./The	Call	August 2012	50	100	24,500	(8,200)
Honeywell International, Inc.	Call	September 2012	65	85	14,960	1,105
Intel Corp.	Call	October 2012	29	150	18,300	(8,753)
Intel Corp.	Call	January 2013	30	150	18,150	(485)
International Business Machines Corp.	Call	July 2012	210	110	73,810	(45,301)
Johnson & Johnson	Call	January 2013	72.50	100	5,100	3,600
JPMorgan Chase & Co.	Call	June 2012	41	150	80,250	(64,650)
MasterCard, Inc., Class A	Call	April 2012	420	5	5,000	(525)
McDonald’s Corp.	Call	January 2013	110	30	3,780	4,893
Merck & Co., Inc.	Call	January 2013	45	150	4,575	2,775
Microsoft Corp.	Call	January 2013	35	150	19,125	(10,275)
Microsoft Corp.	Call	July 2012	31	100	20,500	(15,200)
Monsanto Co.	Call	July 2012	85	50	10,900	3,549
Morgan Stanley	Call	July 2012	23	200	11,400	4,800
NIKE, Inc.	Call	October 2012	120	20	5,020	(60)
NIKE, Inc.	Call	April 2012	110	20	2,300	380
Occidental Petroleum Corp.	Call	May 2012	110	60	1,380	12,659
Oracle Corp.	Call	June 2012	32	160	3,840	4,799
PepsiCo, Inc.	Call	July 2012	67.50	75	8,250	2,100
Philip Morris International, Inc.	Call	June 2012	82.50	50	34,750	(28,750)
Philip Morris International, Inc.	Call	September 2012	90	50	15,100	(7,550)
Proctor & Gamble Co.	Call	January 2013	72.50	50	4,500	(773)
Proctor & Gamble Co.	Call	April 2012	70	157	942	10,237
QUALCOMM, Inc.	Call	July 2012	65	100	52,500	(34,701)
QUALCOMM, Inc.	Call	October 2012	72.50	50	14,075	(2,725)
Texas Instruments, Inc.	Call	April 2012	33	100	10,700	(5,200)
Time Warner, Inc.	Call	April 2012	39	50	850	3,450
Union Pacific Corp.	Call	May 2012	120	25	1,125	6,050
United Parcel Service, Inc., Class B	Call	July 2012	80	80	22,400	(12,080)
United Technologies Corp.	Call	August 2012	92.50	100	6,600	5,595
UnitedHealth Group, Inc.	Call	June 2012	55	50	24,500	(15,000)
U.S. Bancorp	Call	January 2013	32	150	35,100	(13,201)
Verizon Communications, Inc.	Call	January 2013	40	200	18,800	3,000
Visa, Inc., Class A	Call	June 2012	115	40	27,160	(14,656)
Visa, Inc., Class A	Call	September 2012	130	20	6,500	1,840
Wal-Mart Stores, Inc.	Call	June 2012	65	80	1,680	1,760
Walt Disney Co/The	Call	January 2013	45	100	30,500	(12,700)
Wells Fargo & Co.	Call	July 2012	34	150	28,275	(14,775)
Wells Fargo & Co.	Call	July 2012	35	250	34,750	(17,851)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(501,275)

The following is a summary of Dividend Capture Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	100	$37,399
Options written	906	124,860
Options closed	(300)	(61,799)
Options exercised	(100)	(7,200)
Outstanding at 03/31/2012	606	$93,260

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Gap, Inc./The	Call	June 2012	$21	100	$52,750	$(34,750)
Gap, Inc./The	Call	June 2012	22	100	44,000	(31,100)
Genuine Parts Co.	Call	May 2012	65	106	6,360	18,801
U.S. Bancorp.	Call	June 2012	30	300	71,100	(33,901)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(80,950)

The following is a summary of Global Select Markets Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	10	$31,019
Options written	240	199,276
Options expired	(10)	(31,019)
Outstanding at 03/31/2012	240	$199,276

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Baidu, Inc.	Call	April 2012	$130	80	$130,600	$(58,841)
Credicorp Ltd.	Call	April 2012	120	50	59,000	(19,151)
MercadoLibre, Inc.	Call	April 2012	90	110	94,600	(6,932)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(84,924)

The following is a summary of Income Equity Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	4,348	271,242
Options expired	(2,408)	(95,515)
Options closed	(795)	(39,325)
Options exercised	(350)	(5,950)
Outstanding at 03/31/2012	795	$130,452

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Chevron Corp.	Call	April 2012	$110	170	$11,050	$27,658
International Paper Co.	Call	April 2012	35	625	47,813	43,931

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$71,589

The following is a summary of Real Strategies Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	1,845	$916,341
Options written	1,513	510,182
Options expired	(1,155)	(509,717)
Options closed	(1,103)	(678,916)
Options exercised	(61)	(36,965)
Outstanding at 03/31/2012	1,039	$200,925

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Agnico-Eagle Mines Ltd.	Put	April 2012	$37.50	179	$76,075	$(2,328)
IPATH S&P 500 VIX Short Term Futures ETN	Put	April 2012	20	500	184,000	(120,001)
Walter Energy, Inc.	Call	April 2012	67.50	180	12,600	8,820
Walter Energy, Inc.	Put	April 2012	55	180	21,060	20,699

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(92,810)

The following is a summary of Situs Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	1,300	341,594
Outstanding at 03/31/2012	1,300	$341,594
WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cabela’s Inc.	Call	June 2012	$40	800	$138,000	$27,597
Red Hat, Inc.	Call	June 2012	60	250	84,250	4,998
Red Hat, Inc.	Call	September 2012	65	250	85,000	1,749

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$34,344

The following is a summary of Technical Opportunity Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	36	2,304
Options expired	(36)	(2,304)
Outstanding at 03/31/2012	—	$—

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from the borrower’s equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive a minimum annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services and retains a portion of the earnings from the investment and reinvestment of cash collateral with respect to securities loans. As of March 31, 2012, the Funds did not have securities on loan.

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At March 31, 2012, the Fixed Income Securities Fund held illiquid restricted securities representing 7.90% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Fixed Income Securities Fund:
Bank of Nova Scotia, 1.950%, 1/30/17	2/3/12	$5,000,000	$5,098,330	$5,054,895
Barrick International Bank Corp., 5.750%, 10/15/16	12/17/09	2,000,000	1,947,722	2,291,352
Canadian Imperial Bank of Commerce, 2.600%, 7/2/15	10/25/11	5,000,000	5,169,415	5,228,535
FIA Card Services NA, 7.125%, 11/15/12	6/20/06	3,000,000	3,023,422	3,075,138
Royal Bank of Canada, 3.125%, 4/14/15	5/3/11	5,000,000	5,146,832	5,293,120
Toronto Dominion Bank, 2.200%, 7/29/15	6/29/11	3,000,000	3,049,870	3,102,306

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/11 Market Value	Purchases	Sales	3/31/12 Market Value	Income
Disciplined Equity Fund	$5,320,691	$16,581,428	$(14,972,411)	$6,929,708	$167
Dividend Capture Fund	1,668,276	13,972,529	(11,241,805)	4,399,000	96
Global Select Markets Fund	15,861	13,701,828	(12,587,144)	1,130,545	38
Growth Fund	7,003,037	18,857,819	(22,053,606)	3,807,250	46
Income Equity Fund	1,958,941	7,067,083	(7,780,627)	1,245,397	51
International Equity Fund	8,602,735	19,257,683	(18,112,534)	9,747,884	271
Macro 100 Fund	4,175,400	2,478,269	(4,509,028)	2,144,641	57
Mid Corp America Fund	3,584,660	7,268,603	(8,552,998)	2,300,265	94
New Economy Fund	2,689,846	937,727	(3,627,144)	429	30
Real Strategies Fund	1,616,330	7,322,040	(4,792,853)	4,145,517	54
Rotating Markets Fund	494,529	9,990,753	(9,552,919)	932,363	27
Situs Fund	2,858,167	8,153,460	(10,538,264)	473,363	50
Technical Opportunities Fund	1,781,590	2,770,822	(4,432,640)	119,772	29
Fixed Income Securities Fund	10,236,344	13,775,761	(18,176,373)	5,835,732	153
Intermediate Government Income Fund	1,933,516	8,872,555	(6,812,488)	3,993,583	87
Mortgage Securities Fund	4,172,889	9,677,783	(10,058,184)	3,792,488	105
Short/Intermediate Fixed Income Securities Fund	791,255	15,346,324	(13,710,405)	2,427,174	71

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/11 Market Value	Purchases	Sales	3/31/12 Market Value	Income
Money Market Fund	$392,902	1,025,854	$(1,200,228)	$218,528	$7
Disciplined Equity Fund	—	1,815,007	(753,618)	1,097,794	—
Dividend Capture Fund	1,180,570	19,838	(703,584)	575,865	6,332
Global Select Markets Fund	579,943	1,176,931	(1,419,024)	397,083	—
Growth Fund	3,469,274	2,699,014	(4,383,456)	2,019,625	2,857
Income Equity Fund	3,231,359	61,375	(1,732,268)	1,810,756	22,649
International Equity Fund	2,501,390	274,275	(1,366,910)	1,687,451	—
Macro 100 Fund	3,085,349	149,875	(1,757,406)	1,745,577	—
Mid Corp America Fund	1,127,411	1,610,299	(2,369,089)	570,479	—
New Economy Fund	820,805	163,949	(710,481)	430,705	—
Situs Fund	1,984,456	842,489	(2,063,402)	990,737	—
Fixed Income Securities Fund	4,252,688	381,775	(1,865,288)	2,754,003	27,695
Intermediate Government Income Fund	1,985,449	188,162	(870,468)	1,289,513	10,699
Mortgage Securities Fund	1,137,097	86,143	(497,410)	733,819	7,057
Short/Intermediate Fixed Income Securities Fund	1,967,727	172,602	(870,468)	1,277,991	6,353

Conservative Allocation Fund	12/31/11 Market Value	Purchases	Sales	3/31/12 Market Value	Income
Money Market Fund	$166,086	$955,028	$(1,099,501)	$21,613	$6
Disciplined Equity Fund	—	363,323	(248,442)	114,636	—
Dividend Capture Fund	248,290	10,355	(215,344)	60,343	1,167
Global Select Markets Fund	122,014	5,910	(99,153)	41,705	—
Growth Fund	730,551	27,719	(634,697)	212,330	300
Income Equity Fund	679,101	29,101	(571,465)	189,386	4,098
International Equity Fund	525,195	29,708	(436,524)	177,347	—
Macro 100 Fund	648,927	24,160	(549,609)	182,216	—
Mid Corp America Fund	237,016	8,962	(214,453)	59,932	—
New Economy Fund	172,852	6,742	(162,943)	45,762	—
Situs Fund	417,503	15,508	(385,899)	105,716	—
Fixed Income Securities Fund	5,279,315	365,038	(3,833,522)	1,806,656	33,876
Intermediate Government Income Fund	2,464,781	183,947	(1,788,977)	847,713	13,090
Mortgage Securities Fund	1,411,773	80,693	(1,022,989)	479,740	7,727
Short/Intermediate Fixed Income Securities Fund	2,442,796	166,505	(1,788,977)	833,285	7,777

Growth Allocation Fund	12/31/11 Market Value	Purchases	Sales	3/31/12 Market Value	Income
Money Market Fund	$242,736	$823,743	$(883,339)	$183,140	$6
Disciplined Equity Fund	—	1,948,634	(1,038,551)	947,851	—
Dividend Capture Fund	1,215,602	21,688	(821,377)	498,331	6,279
Global Select Markets Fund	596,904	61,432	(376,349)	345,257	—
Growth Fund	3,571,521	60,544	(2,321,082)	1,746,327	2,471
Income Equity Fund	3,326,710	165,520	(2,178,917)	1,566,386	21,633
International Equity Fund	2,573,980	193,504	(1,590,430)	1,462,019	—
Macro 100 Fund	3,176,372	135,875	(2,086,629)	1,509,132	—
Mid Corp America Fund	1,160,455	15,029	(823,086)	491,567	—
New Economy Fund	845,332	11,308	(626,149)	373,881	—
Situs Fund	2,042,634	26,008	(1,494,893)	861,525	—
Fixed Income Securities Fund	1,315,105	161,916	(765,648)	710,366	8,522
Intermediate Government Income Fund	613,972	78,985	(357,303)	332,805	3,291
Mortgage Securities Fund	351,592	39,150	(204,173)	189,129	2,083
Short/Intermediate Fixed Income Securities Fund	608,465	74,737	(357,303)	329,143	1,956

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/11 Market Value	Purchases	Sales	3/31/12 Market Value	Income
Discount Retail Portfolio II DST	$958,307	$—	$—	$956,052	$19,637
New York Power DST	949,088	—	—	955,316	17,320
Scotts Gahanna LLC*	1,428,252	—	—	1,351,791	25,128

*	Controlled affiliate in which the Real Strategies Fund owns more than 25% or more of the outstanding voting securities.

(4) Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2012, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

(5) Subsequent Event

Effective May 18, 2012, the New Economy Fund was acquired by the Mid Corp America Fund in a tax-free reorganization.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balanced Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Mutual Funds — 97.8% (a)
606,531	Huntington Fixed Income Securities Fund, Trust Shares	$13,677,284
158,844	Huntington VA Dividend Capture Fund	1,723,462
911,653	Huntington VA Growth Fund	7,794,629
526,358	Huntington VA Income Equity Fund	5,142,520
307,479	Huntington VA International Equity Fund	4,261,654
221,305	Huntington VA Macro 100 Fund	2,135,595
89,808	Huntington VA Mid Corp America Fund	1,722,514
234,827	Huntington VA Mortgage Securities Fund	2,822,619
149,668	Huntington VA New Economy Fund *	1,947,179
63,294	Huntington VA Situs Fund	1,077,902

Total Mutual Funds (Cost $37,656,219)		42,305,358

Cash Equivalents — 2.2%
950,928	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	950,928

Total Cash Equivalents (Cost $950,928)		950,928

Total Investments (Cost $38,607,147) — 100.0%		43,256,286

Other Assets in Excess of Liabilities — 0.0%		15,796

Net Assets — 100.0%		$43,272,082

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 74.7%
Consumer Discretionary — 6.2%
9,750	American Eagle Outfitters, Inc.	$167,603
8,000	D.R. Horton, Inc.	121,360
13,000	Gap, Inc./The	339,820
7,750	Genuine Parts Co.	486,312
31,500	Hillenbrand, Inc.	722,925
4,000	Time Warner Cable, Inc.	326,000

		2,164,020

Consumer Staples — 4.9%
14,500	ConAgra Foods, Inc.	380,770
3,750	H.J. Heinz Co.	200,813
6,000	Hershey Co./The	367,980
14,500	Kroger Co./The	351,335
7,000	Wal-Mart Stores, Inc.	428,400

		1,729,298

Energy — 11.3%
5,500	Chevron Corp.	589,820
4,500	ConocoPhillips	342,045
6,000	Crosstex Energy LP	102,540
4,000	Enbridge Energy Partners LP	123,880
2,500	Exxon Mobil Corp.	216,825
8,000	Linn Energy LLC	305,200
3,000	Magellan Midstream Partners LP	217,020
2,000	Plains All American Pipeline LP	156,900
7,500	Royal Dutch Shell PLC ADR	525,975
2,000	Sunoco Logistics Partners LP	75,620
13,500	Total SA ADR	690,120
17,250	Valero Energy Corp.	444,532
3,000	Williams Partners LP	169,770

		3,960,247

Financials — 18.2%
10,750	American Financial Group, Inc.	414,735
10,750	Bank of Hawaii Corp.	519,762
10,000	Bank of Montreal	594,200
11,000	Cullen/Frost Bankers, Inc.	640,090
16,000	Federated Investors, Inc., Class B	358,560
8,000	JPMorgan Chase & Co.	367,840
2,000	M&T Bank Corp.	173,760
21,500	NYSE Euronext	645,215
6,000	Principal Financial Group, Inc.	177,060
11,500	Royal Bank of Canada	667,575
9,000	Toronto-Dominion Bank/The	764,550
16,000	U.S. Bancorp	506,880
16,750	Waddell & Reed Financial, Inc., Class A	542,867

		6,373,094

Health Care — 4.6%
6,000	Abbott Laboratories	367,740
6,750	AstraZeneca PLC ADR	300,308
5,500	Becton, Dickinson & Co.	427,075
6,500	Cardinal Health, Inc.	280,215
6,500	Merck & Co., Inc.	249,600

		1,624,938

Industrials — 6.5%
7,750	3M Co.	691,377
12,500	Brady Corp., Class A	404,375
6,000	CSX Corp.	129,120
1,000	General Electric Co.	20,070
11,000	Rockwell Collins, Inc.	633,160
11,500	Waste Management, Inc.	402,040

		2,280,142

Information Technology — 7.0%
12,000	Cisco Systems, Inc.	253,800
7,250	Harris Corp.	326,830
20,000	Intel Corp.	562,200
11,250	Linear Technology Corp.	379,125
13,000	Microsoft Corp.	419,250
17,624	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	269,295
11,000	Total System Services, Inc.	253,770

		2,464,270

Materials — 2.2%
8,250	Freeport-McMoRan Copper & Gold, Inc.	313,830
12,000	Sensient Technologies Corp.	456,000

		769,830

Real Estate Investment Trusts — 8.0%
4,000	Acadia Realty Trust	90,160
1,000	Boston Properties, Inc.	104,990
2,500	EastGroup Properties, Inc.	125,550
3,000	Entertainment Properties Trust	139,140
250	Essex Property Trust, Inc.	37,878
3,000	HCP, Inc.	118,380
7,000	Highwoods Properties, Inc.	233,240
3,000	Home Properties, Inc.	183,030
14,000	Kimco Realty Corp.	269,640
7,500	Liberty Property Trust	267,900
3,250	Mid-America Apartment Communities, Inc.	217,848
2,500	National Health Investors, Inc.	121,950
12,000	Omega Healthcare Investors, Inc.	255,120
5,000	ProLogis, Inc.	180,100
1,374	Simon Property Group, Inc.	200,164
4,500	Ventas, Inc.	256,950

		2,802,040

Telecommunication Services — 2.6%
13,250	AT&T, Inc.	413,797
5,500	Verizon Communications, Inc.	210,265
25,000	Windstream Corp.	292,750

		916,812

Shares		Value
Utilities — 3.2%
13,000	Duke Energy Corp.	273,130
10,250	Exelon Corp.	401,903
17,000	Hawaiian Electric Industries, Inc.	430,950

		1,105,983

Total Common Stocks (Cost $24,107,714)		26,190,674

Preferred Stocks — 19.8%
Financials — 13.9%
15,000	Allianz SE, 8.375%	389,063
5,000	American Financial Group, Inc., 7.000%	130,900
2,500	Ameriprise Financial, Inc., 7.750%	70,050
25,000	BB&T Capital Trust V, 8.950%	646,500
14,000	Credit Suisse Guernsey, 7.900%	363,860
10,000	JPMorgan Chase Capital XXVI, 8.000%	258,900
5,000	KKR Financial Holdings LLC, 8.375%	132,450
16,000	M&T Capital Trust IV, 8.500%	418,400
16,000	Morgan Stanley Capital Trust, 6.600%	388,960
6,000	PartnerRe Ltd, Series D, 6.500%	150,300
7,000	PLC Capital Trust IV, 7.250%	176,400
21,000	PNC Capital Trust E, 7.750%	550,620
16,000	Prudential Financial, Inc., 9.000%	432,800
8,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	199,840
21,000	Wells Fargo Capital XII, 7.875%	546,420

		4,855,463

Real Estate Investment Trusts — 2.0%
10,500	Kimco Realty Corp., Series G, 7.750%	266,700
16,000	Vornado Realty LP, 7.875%	440,320

		707,020

Telecommunication Services — 0.7%
9,000	Qwest Corp., 7.500%	234,990

Utilities — 3.2%
16,000	Dominion Resources, Inc., Class A, 8.375%	454,080
3,460	Interstate Power & Light Co., Series B, 8.375%	98,956
17,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	477,870
4,000	Xcel Energy, Inc., 7.600%	103,360

		1,134,266

Total Preferred Stocks (Cost $6,563,298)		6,931,739

Exchange-Traded Funds — 3.1%
7,500	iShares S&P 500 Value Index Fund	486,975
20,000	Technology Select Sector SPDR Fund	603,000

Total Exchange-Traded Funds (Cost $784,149)		1,089,975

Cash Equivalents — 2.5%
872,860	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	872,860

Total Cash Equivalents (Cost $872,860)		872,860

Total Investments (Cost $32,328,021) — 100.1%		35,085,248

Liabilities in Excess of Other Assets — (0.1)%		(19,098)

Net Assets — 100.0%		$35,066,150

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Huntington VA Growth Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 98.2%
Consumer Discretionary — 9.3%
2,340	Advance Auto Parts, Inc.	$207,254
1,350	Amazon.com, Inc. *	273,388
420	Chipotle Mexican Grill, Inc. *	175,560
2,830	Home Depot, Inc./The	142,377
1,690	NIKE, Inc., Class B	183,264
1,050	Panera Bread Co., Class A *	168,966
3,730	Starbucks Corp.	208,470
1,590	VF Corp.	232,108
2,880	Yum! Brands, Inc.	204,998

		1,796,385

Consumer Staples — 12.8%
12,530	Altria Group, Inc.	386,801
6,160	Coca-Cola Co./The	455,902
3,510	Costco Wholesale Corp.	318,708
5,070	Procter & Gamble Co.	340,755
7,280	Wal-Mart Stores, Inc.	445,536
6,210	Whole Foods Market, Inc.	516,672

		2,464,374

Energy — 12.2%
2,060	CARBO Ceramics, Inc.	217,227
1,660	Chevron Corp.	178,018
5,620	Energy Transfer Partners LP	263,634
6,310	Enterprise Products Partners LP	318,466
3,480	EOG Resources, Inc.	386,628
2,230	Exxon Mobil Corp.	193,408
3,020	Lufkin Industries, Inc.	243,563
5,050	Schlumberger Ltd.	353,146
3,390	Transocean Ltd.	185,433

		2,339,523

Financials — 3.0%
1,620	Franklin Resources, Inc.	200,929
790	Goldman Sachs Group, Inc./The	98,252
1,890	JPMorgan Chase & Co.	86,902
1,400	PNC Financial Services Group, Inc.	90,286
2,990	Wells Fargo & Co.	102,079

		578,448

Health Care — 14.6%
5,200	Abbott Laboratories	318,708
7,980	Bristol-Myers Squibb Co.	269,325
2,090	Cardinal Health, Inc.	90,100
4,070	Edwards LifeSciences Corp. *	296,011
4,960	Medco Health Solutions, Inc. *	348,688
7,910	Merck & Co., Inc.	303,744
2,982	Novo-Nordisk A/S ADR	413,633
6,370	Pfizer, Inc.	144,344
5,040	Stryker Corp.	279,619
4,660	WellPoint, Inc.	343,908

		2,808,080

Industrials — 8.3%
2,970	Caterpillar, Inc.	316,364
3,600	Cummins, Inc.	432,144
4,290	Deere & Co.	347,061
3,500	Illinois Tool Works, Inc.	199,920
1,400	W.W. Grainger, Inc.	300,734

		1,596,223

Information Technology — 32.6%
3,300	Apple, Inc. *	1,978,251
9,460	ARM Holdings PLC ADR	267,623
1,410	Baidu, Inc. ADR *	205,536
7,620	Broadcom Corp., Class A *	299,466
14,120	Cisco Systems, Inc.	298,638
7,900	EMC Corp. *	236,052
470	Google, Inc., Class A *	301,383
16,660	Intel Corp.	468,313
4,260	International Business Machines Corp.	888,849
6,500	QUALCOMM, Inc.	442,130
5,880	Rackspace Hosting, Inc. *	339,805
5,720	Red Hat, Inc. *	342,571
1,640	Visa, Inc., Class A	193,520

		6,262,137

Materials — 3.6%
1,100	Agrium, Inc.	95,007
3,510	Du Pont (E.I.) de Nemours & Co.	185,679
2,870	International Paper Co.	100,737
1,750	Nucor Corp.	75,163
1,600	Potash Corporation of Saskatchewan, Inc.	73,104
1,350	Praxair, Inc.	154,764

		684,454

Real Estate Investment Trusts — 0.9%
2,600	Mid-America Apartment Communities, Inc.	174,278

Telecommunication Services — 0.5%
2,450	Verizon Communications, Inc.	93,664

Utilities — 0.4%
1,450	Sempra Energy	86,942

Total Common Stocks (Cost $15,953,455)		18,884,508

Cash Equivalents — 2.3%
437,802	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	437,802

Total Cash Equivalents (Cost $437,802)		437,802

Total Investments (Cost $16,391,257) — 100.5%		19,322,310

Liabilities in Excess of Other Assets — (0.5)%		(88,377)

Net Assets — 100.0%		$19,233,933

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

Huntington VA Income Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 98.6%
Consumer Discretionary — 9.2%
13,000	Best Buy Co., Inc.	$307,840
12,000	Comcast Corp., Class A	360,120
21,100	Gannett Co., Inc.	323,463
5,100	Genuine Parts Co.	320,025
16,500	Shaw Communications, Inc., Class B	348,975
4,500	Time Warner Cable, Inc., Class A	366,750

		2,027,173

Consumer Staples — 7.6%
10,100	Altria Group, Inc.	311,787
4,500	Kimberly-Clark Corp.	332,505
8,800	Kraft Foods, Inc., Class A	334,488
3,900	Philip Morris International, Inc.	345,579
5,500	Wal-Mart Stores, Inc.	336,600

		1,660,959

Energy — 12.2%
8,100	BP PLC ADR	364,500
3,400	Chevron Corp. (a)	364,616
4,200	ConocoPhillips	319,242
6,700	Enterprise Products Partners LP	338,149
3,800	Exxon Mobil Corp.	329,574
7,500	Marathon Petroleum Corp.	325,200
4,500	Royal Dutch Shell PLC ADR	315,585
10,200	Spectra Energy Corp.	321,810

		2,678,676

Financials — 16.7%
4,500	ACE Ltd.	329,400
7,500	Aflac, Inc.	344,925
39,900	Banco Santander SA ADR	306,033
5,800	Bank of Montreal	344,636
6,100	Bank of Nova Scotia	341,844
21,000	Barclays PLC ADR	318,150
11,300	BB&T Corp.	354,707
4,200	Canadian Imperial Bank of Commerce	321,258
7,300	HSBC Holdings PLC ADR	324,047
5,900	Travelers Cos., Inc./The	349,280
10,400	U.S. Bancorp	329,472

		3,663,752

Health Care — 7.1%
5,800	AstraZeneca PLC ADR	258,042
4,900	Baxter International, Inc.	292,922
8,400	Eli Lilly & Co.	338,268
8,700	Merck & Co., Inc.	334,080
14,500	Pfizer, Inc.	328,570

		1,551,882

Industrials — 9.8%
4,300	General Dynamics Corp.	315,534
15,500	General Electric Co.	311,085
5,100	Illinois Tool Works, Inc.	291,312
3,500	Lockheed Martin Corp.	314,510
23,400	R.R. Donnelley & Sons Co.	289,926
10,200	Republic Services, Inc.	311,712
8,900	Waste Management, Inc.	311,144

		2,145,223

Information Technology — 13.2%
25,500	Applied Materials, Inc.	317,220
15,800	Cisco Systems, Inc.	334,170
23,200	Corning, Inc.	326,656
13,900	Hewlett-Packard Co.	331,237
11,600	Intel Corp.	326,076
10,100	Microsoft Corp.	325,725
9,700	Paychex, Inc.	300,603
12,100	Seagate Technology PLC	326,095
39,200	Xerox Corp.	316,736

		2,904,518

Materials — 3.2%
3,600	Air Products & Chemicals, Inc.	330,480
10,500	International Paper Co. (a)	368,550

		699,030

Real Estate Investment Trusts — 10.9%
8,600	HCP, Inc.	339,356
6,200	Health Care REIT, Inc.	340,752
14,100	Hospitality Properties Trust	373,227
17,800	Kimco Realty Corp.	342,828
11,700	Mack-Cali Realty Corp.	337,194
2,300	Simon Property Group, Inc.	335,064
5,800	Ventas, Inc.	331,180

		2,399,601

Telecommunication Services — 3.9%
9,200	AT&T, Inc.	287,316
7,400	Verizon Communications, Inc.	282,902
24,800	Windstream Corp.	290,408

		860,626

Utilities — 4.8%
6,800	Exelon Corp.	266,628
13,400	Pepco Holdings, Inc.	253,126
6,300	PG&E Corp.	273,483
9,500	PPL Corp.	268,470

		1,061,707

Total Common Stocks (Cost $19,160,558)		21,653,147

Cash Equivalents — 0.4%
79,195	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	79,195

Total Cash Equivalents (Cost $79,195)		79,195

Total Investments (Cost $19,239,753) — 99.0%		21,732,342

Other Assets in Excess of Liabilities — 1.0%		216,390

Net Assets — 100.0%		$21,948,732

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 87.6%
Australia — 1.8%
Materials — 1.8%
15,200	BHP Billiton Ltd.	$544,898

Canada — 1.5%
Energy — 1.5%
12,470	Cenovus Energy, Inc.	448,172

France — 8.4%
Energy — 1.9%
2,400	Total SA	122,409
8,600	Total SA ADR	439,632

		562,041

Financials — 3.8%
33,909	AXA SA ADR	561,872
12,347	BNP Paribas	585,855

		1,147,727

Health Care — 1.3%
5,000	Sanofi-Aventis	388,329

Utilities — 1.4%
6,600	GDF Suez	170,513
9,323	GDF Suez ADR	241,000

		411,513

		2,509,610

Germany — 7.3%
Consumer Staples — 1.6%
6,400	Henkel AG & Co. KGaA	468,978

Industrials — 3.9%
17,200	GEA Group AG *	593,254
2,636	Siemens AG ADR	265,814
3,000	Siemens AG	302,461

		1,161,529

Materials — 1.8%
10,600	K+S AG	554,565

		2,185,072

Hong Kong — 3.6%
Consumer Discretionary — 1.7%
219,000	Li & Fung Ltd.	502,547

Financials — 1.9%
14,900	Hong Kong Exchanges and Clearing Ltd.	250,393
61,800	Wharf (Holdings) Ltd./The	335,835

		586,228

		1,088,775

Israel — 1.6%
Health Care — 1.6%
10,700	Teva Pharmaceutical Industries, Ltd. ADR	482,142

Italy — 1.3%
Energy — 1.3%
7,300	Saipem SpA	377,098

Japan — 14.4%
Consumer Discretionary — 1.7%
13,610	Honda Motor Co. Ltd. ADR	523,032

Consumer Staples — 1.0%
6,000	Unicharm Corp.	316,705

Industrials — 4.7%
2,700	FANUC Ltd.	478,753
15,000	KOMATSU Ltd.	427,407
12,500	Makita Corp.	501,268

		1,407,428

Information Technology — 5.4%
10,051	Canon, Inc. ADR	479,031
18,000	Hoya Corp.	404,179
1,870	KEYENCE Corp.	439,548
4,800	Murata Manufacturing Co. Ltd.	284,382

		1,607,140

Materials — 1.6%
33,000	Kuraray Co. Ltd.	466,759

		4,321,064

Mexico — 2.9%
Consumer Staples — 1.5%
5,700	Fomento Economico Mexicano SAB de CV ADR	468,939

Telecommunication Services — 1.4%
16,500	America Movil SA de CV, Series L ADR	409,695

		878,634

Netherlands — 1.8%
Energy — 1.8%
15,400	Royal Dutch Shell PLC, Class A	537,885

Republic Of South Korea — 1.2%
Materials — 1.2%
4,100	POSCO ADR	343,170

Singapore — 5.0%
Financials — 1.7%
46,600	DBS Group Holdings Ltd.	525,645

Industrials — 1.8%
60,300	Keppel Corp Ltd.	527,163

Telecommunication Services — 1.5%
17,805	Singapore Telecommunications Ltd. ADR	448,152

		1,500,960

Sweden — 5.9%
Consumer Discretionary — 2.0%
16,600	Hennes & Mauritz AB	600,678

Industrials — 2.3%
46,300	Volvo AB	674,633

Materials — 1.6%
27,700	Svenska Cellulosa AB (SCA)	479,815

		1,755,126

Shares		Value
Switzerland — 5.8%
Consumer Staples — 1.6%
7,800	Nestle SA	490,794

Financials — 1.4%
5,600	ACE Ltd.	409,920

Health Care — 1.2%
6,590	Novartis AG ADR	365,152

Materials — 1.6%
6,730	Syngenta AG ADR	463,226

		1,729,092

Taiwan — 1.5%
Information Technology — 1.5%
29,077	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	444,297

United Kingdom — 22.4%
Consumer Discretionary — 3.2%
62,000	Greene King PLC	508,774
24,750	Pearson PLC ADR	463,815

		972,589

Consumer Staples — 3.3%
100,400	Tesco PLC	529,985
13,500	Unilever PLC	445,717

		975,702

Energy — 1.7%
22,250	BG Group PLC ADR	515,310

Financials — 4.2%
155,000	Barclays PLC	583,280
26,875	Standard Chartered PLC	670,639

		1,253,919

Health Care — 2.7%
5,500	AstraZeneca PLC ADR	244,695
12,645	GlaxoSmithKline PLC ADR	567,887

		812,582

Industrials — 1.8%
41,900	Rolls-Royce Holdings PLC *	544,234

Telecommunication Services — 3.7%
160,000	BT Group PLC	579,445
194,000	Vodafone Group PLC	534,381

		1,113,826

Utilities — 1.8%
8,525	SSE PLC ADR	183,373
16,100	SSE PLC	342,268

		525,641

		6,713,803

United States — 1.2%
Energy — 1.2%
5,080	Schlumberger Ltd.	355,244

Total Common Stocks (Cost $23,905,165)		26,215,042

Exchange-Traded Funds — 4.5%
United States — 4.5%
40,000	iShares MSCI Japan Index Fund	407,200
20,000	iShares MSCI Malaysia Index Fund	292,200
6,000	iShares MSCI South Korea Index Fund	357,240
22,100	iShares MSCI Taiwan Index Fund	296,803

		1,353,443

Total Exchange-Traded Funds (Cost $1,190,615)		1,353,443

Cash Equivalents — 7.6%
2,270,990	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	2,270,990

Total Cash Equivalents (Cost $2,270,990)		2,270,990

Total Investments (Cost $27,366,770) — 99.7%		29,839,475

Other Assets in Excess of Liabilities — 0.3%		95,868

Net Assets — 100.0%		$29,935,343

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Huntington VA Macro 100 Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 90.8%
Consumer Discretionary — 8.3%
1,200	Comcast Corp., Class A	$36,012
4,100	D.R. Horton, Inc.	62,197
3,500	International Game Technology	58,765
2,200	Leggett & Platt, Inc.	50,622
2,000	Marriott International, Inc., Class A	75,700
4,000	News Corp., Class A	78,760
1,190	Target Corp.	69,341
900	TJX Cos., Inc./The	35,739
200	VF Corp.	29,196
1,255	Viacom, Inc., Class A	59,562
1,150	Walt Disney Co./The	50,347

		606,241

Consumer Staples — 9.7%
900	Clorox Co./The	61,875
470	Colgate-Palmolive Co.	45,957
1,500	ConAgra Foods, Inc.	39,390
2,000	Kraft Foods, Inc., Class A	76,020
3,800	Kroger Co./The	92,074
1,100	PepsiCo, Inc.	72,985
1,385	Procter & Gamble Co.	93,086
10,450	SUPERVALU, Inc.	59,670
2,090	Walgreen Co.	69,994
1,600	Wal-Mart Stores, Inc.	97,920

		708,971

Energy — 12.2%
410	Apache Corp.	41,180
1,000	Chevron Corp.	107,240
1,230	ConocoPhillips	93,492
4,100	Denbury Resources, Inc. *	74,743
1,150	Diamond Offshore Drilling, Inc.	76,762
1,903	Exxon Mobil Corp.	165,047
1,050	FMC Technologies, Inc. *	52,941
700	Helmerich & Payne, Inc.	37,765
1,600	Marathon Petroleum Corp.	69,376
2,880	Peabody Energy Corp.	83,405
425	Schlumberger Ltd.	29,720
2,400	Valero Energy Corp.	61,848

		893,519

Financials — 13.0%
2,700	Allstate Corp./The	88,884
1,570	American Express Co.	90,840
3,000	BB&T Corp.	94,170
1,020	Berkshire Hathaway, Inc., Class B *	82,773
1,770	Discover Financial Services	59,012
2,900	Federated Investors, Inc., Class B	64,989
8,300	Hudson City Bancorp, Inc.	60,673
1,610	PNC Financial Services Group, Inc.	103,829
1,390	State Street Corp.	63,245
990	Torchmark Corp.	49,352
1,900	U.S. Bancorp	60,192
2,000	Unum Group	48,960
2,390	Wells Fargo & Co.	81,595

		948,514

Health Care — 10.3%
500	Amgen, Inc.	33,995
1,280	Baxter International, Inc.	76,518
810	Becton, Dickinson & Co.	62,896
1,640	Eli Lilly & Co.	66,043
2,500	Forest Laboratories, Inc. *	86,725
1,000	Johnson & Johnson	65,960
750	McKesson Corp.	65,827
2,300	Medtronic, Inc.	90,137
2,060	Patterson Cos., Inc.	68,804
3,750	Pfizer, Inc.	84,975
10,000	Tenet Healthcare Corp. *	53,100

		754,980

Industrials — 9.3%
740	3M Co.	66,015
290	Caterpillar, Inc.	30,891
800	Deere & Co.	64,720
1,000	Emerson Electric Co.	52,180
1,100	Honeywell International, Inc.	67,155
2,400	Iron Mountain, Inc.	69,120
910	L-3 Communications Holdings, Inc.	64,401
510	Pall Corp.	30,411
370	Parker Hannifin Corp.	31,284
2,000	Quanta Services, Inc. *	41,800
740	Stericycle, Inc. *	61,894
470	Union Pacific Corp.	50,516
670	United Parcel Service, Inc., Class B	54,082

		684,469

Information Technology — 18.5%
2,000	Analog Devices, Inc.	80,800
420	Apple, Inc. *	251,777
5,000	Applied Materials, Inc.	62,200
1,840	Autodesk, Inc. *	77,869
3,840	Cisco Systems, Inc.	81,216
600	Cognizant Technology Solutions Corp., Class A *	46,170
1,600	Computer Sciences Corp.	47,904
3,200	Corning, Inc.	45,056
4,540	Dell, Inc. *	75,364
100	Google, Inc., Class A *	64,124
3,500	Intel Corp.	98,385

Shares		Value
585	International Business Machines Corp.	122,060
1,400	Jabil Circuit, Inc.	35,168
2,200	Lexmark International, Inc., Class A	73,128
3,700	Microsoft Corp.	119,325
5,300	SAIC, Inc.	69,960

		1,350,506

Materials — 3.5%
1,500	Bemis Co., Inc.	48,435
2,620	Dow Chemical Co./The	90,757
2,000	Freeport-McMoRan Copper & Gold, Inc.	76,080
1,000	Nucor Corp.	42,950

		258,222

Telecommunication Services — 2.6%
2,000	AT&T, Inc.	62,460
3,500	MetroPCS Communications, Inc. *	31,570
1,550	Verizon Communications, Inc.	59,257
3,000	Windstream Corp.	35,130

		188,417

Utilities — 3.4%
770	Consolidated Edison, Inc.	44,983
610	Dominion Resources, Inc., Class A	31,238
750	Entergy Corp.	50,400
960	Exelon Corp.	37,642
2,000	Pepco Holdings, Inc.	37,780
2,500	TECO Energy, Inc.	43,875

		245,918

Total Common Stocks (Cost $5,944,249)		6,639,757

Cash Equivalents — 9.3%
681,641	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	681,641

Total Cash Equivalents (Cost $681,641)		681,641

Total Investments (Cost $6,625,890) — 100.1%		7,321,398

Liabilities in Excess of Other Assets — (0.1)%		(5,050)

Net Assets — 100.0%		$7,316,348

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

Huntington VA Mid Corp America Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 97.2%
Consumer Discretionary — 8.5%
910	Advance Auto Parts, Inc.	$80,599
1,100	American Public Education, Inc. *	41,800
3,220	Bob Evans Farms, Inc.	121,458
2,600	Guess?, Inc.	81,250
5,160	Iconix Brand Group, Inc. *	89,681
3,330	Kohl’s Corp.	166,600
5,568	Nordstrom, Inc.	310,249
3,120	PetSmart, Inc.	178,526
850	Ralph Lauren Corp.	148,181
1,940	Ross Stores, Inc.	112,714
2,270	Vitamin Shoppe, Inc. *	100,357
2,440	Wolverine World Wide, Inc.	90,719

		1,522,134

Consumer Staples — 4.7%
8,160	Church & Dwight Co., Inc.	401,390
3,270	Constellation Brands, Inc., Class A *	77,139
1,250	Diamond Foods, Inc.	28,525
3,700	Dr. Pepper Snapple Group, Inc.	148,777
4,530	Harris Teeter Supermarkets, Inc.	181,653

		837,484

Energy — 8.5%
330	CARBO Ceramics, Inc.	34,799
6,728	Chesapeake Energy Corp.	155,888
5,820	CVR Energy, Inc. *	155,685
2,580	Helmerich & Payne, Inc.	139,191
11,837	Lone Pine Resources, Inc. *	76,941
2,100	Murphy Oil Corp.	118,167
4,024	Noble Energy, Inc.	393,467
2,120	Oceaneering International, Inc.	114,247
5,600	Seadrill Ltd.	210,056
1,393	Unit Corp. *	59,565
4,638	Weatherford International Ltd. *	69,987

		1,527,993

Financials — 12.3%
3,710	Brown & Brown, Inc.	88,224
3,600	Cincinnati Financial Corp.	124,236
3,459	City National Corp.	181,494
3,540	Community Bank System, Inc.	101,881
1,860	Cullen/Frost Bankers, Inc.	108,233
6,450	Discover Financial Services	215,043
580	Everest Re Group Ltd.	53,662
10,680	First American Financial Corp.	177,608
7,600	First Niagara Financial Group, Inc.	74,784
2,800	Invesco Ltd.	74,676
1,300	Jones Lang LaSalle, Inc.	108,303
5,840	Principal Financial Group, Inc.	172,338
2,830	Prosperity Bancshares, Inc.	129,614
1,450	T. Rowe Price Group, Inc.	94,685
5,860	Torchmark Corp.	292,121
8,368	Unum Group	204,849

		2,201,751

Health Care — 10.7%
4,780	AmerisourceBergen Corp.	189,670
1,580	Biogen Idec, Inc. *	199,033
1,200	Cepheid, Inc. *	50,196
2,857	Coventry Health Care, Inc.	101,623
7,956	Life Technologies Corp. *	388,412
5,749	Lincare Holdings, Inc.	148,784
2,000	Quest Diagnostics, Inc.	122,300
4,140	St. Jude Medical, Inc.	183,443
3,683	Thermo Fisher Scientific, Inc.	207,648
4,920	Watson Pharmaceutical, Inc. *	329,935

		1,921,044

Industrials — 15.9%
4,500	AECOM Technology Corp. *	100,665
1,275	Alliant Techsystems, Inc.	63,903
2,900	BorgWarner, Inc. *	244,586
3,900	CNH Global NV *	154,830
6,012	Cooper Industries PLC	384,467
1,800	Cummins, Inc.	216,072
2,000	Elbit Systems Ltd.	77,000
450	Flowserve Corp.	51,980
3,640	Jacobs Engineering Group, Inc. *	161,507
6,800	John Bean Technologies Corp.	110,160
6,938	Kennametal, Inc.	308,949
2,549	L-3 Communications Holdings, Inc.	180,393
3,034	Parker Hannifin Corp.	256,525
1,220	Rockwell International Corp.	97,234
4,370	Rollins, Inc.	92,994
2,700	Ryder System, Inc.	142,560
510	Stericycle, Inc. *	42,656
1,880	Timken Co.	95,391
1,300	UniFirst Corp.	80,015

		2,861,887

Information Technology — 18.9%
1,400	Amdocs Ltd. *	44,212
7,920	Autodesk, Inc. *	335,174
2,430	BMC Software, Inc. *	97,589
3,100	Broadcom Corp., Class A *	121,830
5,210	Citrix Systems, Inc. *	411,121
6,800	CTS Corp.	71,536
4,205	Fidelity National Information Services, Inc.	139,270
1,800	Fiserv, Inc. *	124,902

Shares		Value
1,310	FleetCor Technologies, Inc. *	50,789
5,282	FLIR Systems, Inc.	133,687
5,110	Forrester Research, Inc.	165,564
4,200	Harris Corp.	189,336
3,530	j2 Global, Inc.	101,240
3,700	JDA Software Group, Inc. *	101,676
3,250	Molex, Inc.	91,390
3,948	NCR Corp. *	85,711
6,300	NVIDIA Corp. *	96,957
14,320	ON Semiconductor Corp. *	129,023
3,260	Progress Software Corp. *	77,001
2,220	SanDisk Corp. *	110,090
4,000	Synopsys, Inc. *	122,640
2,600	Syntel, Inc.	145,600
6,468	Teradata Corp. *	440,794

		3,387,132

Materials — 6.1%
2,100	Albemarle Corp.	134,232
2,300	AptarGroup, Inc.	125,971
1,500	Ball Corp.	64,320
2,360	Cia de Minas Buenaventura SA	95,132
3,400	FMC Corp.	359,924
1,550	PPG Industries, Inc.	148,490
800	Schnitzer Steel Industries, Inc.	31,916
1,200	Silver Wheaton Corp.	39,840
2,600	Sonoco Products Co.	86,320

		1,086,145

Real Estate Investment Trusts — 7.9%
1,860	Alexandria Real Estate Equities, Inc.	136,022
3,460	Entertainment Properties Trust	160,475
1,200	Federal Realty Investment Trust	116,148
2,870	Highwoods Properties, Inc.	95,628
1,600	Home Properties, Inc.	97,616
1,600	Liberty Property Trust	57,152
2,720	Mack-Cali Realty Corp.	78,390
12,750	Medical Properties Trust, Inc.	118,320
1,700	Mid-America Apartment Communities, Inc.	113,951
2,140	PS Business Parks, Inc.	140,256
2,900	Rayonier, Inc.	127,861
2,340	Sovran Self Storage, Inc.	116,602
1,190	Ventas, Inc.	67,949

		1,426,370

Telecommunication Services — 0.5%
3,610	MetroPCS Communications, Inc. *	32,562
1,100	TELUS Corp.	62,524

		95,086

Utilities — 3.2%
2,410	CMS Energy Corp.	53,020
940	DTE Energy Co.	51,728
1,800	National Fuel Gas Co.	86,616
1,800	New Jersey Resources Corp.	80,226
4,300	Portland General Electric Co.	107,414
8,028	Questar Corp.	154,619
1,570	Xcel Energy, Inc.	41,558

		575,181

Total Common Stocks (Cost $10,749,027)		17,442,207

Cash Equivalents — 2.8%
500,559	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	500,559

Total Cash Equivalents (Cost $500,559)		500,559

Total Investments (Cost $11,249,586) — 100.0%		17,942,766

Other Assets in Excess of Liabilities — 0.0%		6,268

Net Assets — 100.0%		$17,949,034

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

PLC — Public Liability Co.

Huntington VA New Economy Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 90.2%
Consumer Discretionary — 18.4%
5,300	Buckle, Inc./The	$253,870
1,000	Chipotle Mexican Grill, Inc. *	418,000
5,700	Dick’s Sporting Goods, Inc.	274,056
3,100	Dollar Tree, Inc. *	292,919
2,100	Fossil, Inc. *	277,158
1,600	Tractor Supply Co.	144,896
4,000	Ulta Salon Cosmetics & Fragrance, Inc. *	371,560

		2,032,459

Consumer Staples — 3.3%
2,000	Diamond Foods, Inc.	45,640
5,200	Monster Beverage Corp. *	322,868

		368,508

Energy — 7.7%
3,000	Baker Hughes, Inc.	125,820
6,700	Basic Energy Services, Inc. *	116,245
1,100	CARBO Ceramics, Inc.	115,995
15,300	Clean Energy Fuels Corp. *	325,584
6,331	Superior Energy Services, Inc. *	166,885

		850,529

Financials — 4.0%
3,700	Brown & Brown, Inc.	87,986
7,100	Montpelier Re Holdings Ltd.	137,172
6,000	MSCI, Inc., Class A *	220,860

		446,018

Health Care — 13.4%
3,000	athenahealth, Inc. *	222,360
3,500	Catalyst Health Solutions, Inc. *	223,055
5,300	Cepheid, Inc. *	221,699
2,800	Cerner Corp. *	213,248
3,000	Computer Programs & Systems, Inc.	169,560
10,700	Mylan, Inc. *	250,915
5,000	Onyx Pharmaceuticals, Inc. *	188,400

		1,489,237

Industrials — 11.8%
9,400	Colfax Corp. *	331,256
8,900	Corrections Corp. of America	243,059
2,500	GrafTech International Ltd. *	29,850
9,500	Greenbrier Cos., Inc./The *	188,005
3,100	Lindsay Corp.	205,437
11,100	Titan Machinery, Inc. *	313,020

		1,310,627

Information Technology — 21.1%
2,200	BMC Software, Inc. *	88,352
6,500	Cognex Corp.	275,340
2,700	F5 Networks, Inc. *	364,392
4,000	NetApp, Inc. *	179,080
8,900	NVIDIA Corp. *	136,971
9,800	Riverbed Technology, Inc. *	275,184
1,300	Salesforce.com, Inc. *	200,863
1,600	SINA Corp. *	104,000
10,400	Skyworks Solutions, Inc. *	287,560
5,900	TIBCO Software, Inc. *	179,950
5,900	Western Digital Corp. *	244,201

		2,335,893

Materials — 7.7%
19,000	American Vanguard Corp.	412,110
1,400	CF Industries Holdings, Inc.	255,710
13,200	Titanium Metals Corp.	178,992

		846,812

Real Estate Investment Trusts — 1.4%
2,700	Ventas, Inc.	154,170

Utilities — 1.4%
2,300	Alliant Energy Corp.	99,636
1,200	National Fuel Gas Co.	57,744

		157,380

Total Common Stocks (Cost $9,155,554)		9,991,633

Options Purchased — 0.0%
200	iPath S&P 500 VIX Short Term Futures ETN, Call @ $26, Expiring April 2012	2,200

Total Options Purchased (Cost $55,322)		2,200

Cash Equivalents — 9.9%
1,100,987	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,100,987

Total Cash Equivalents (Cost $1,100,987)		1,100,987

Total Investments (Cost $10,311,863) — 100.1%		11,094,820

Liabilities in Excess of Other Assets — (0.1)%		(12,797)

Net Assets — 100.0%		$11,082,023

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

Huntington VA Real Strategies Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares or Contracts		Value
Common Stocks — 72.5%
Consumer Staples — 5.5%
1,060	Bunge Ltd.	$72,546
6,040	Dean Foods Co. *	73,144
2,920	Smithfield Foods, Inc. *	64,328

		210,018

Energy — 24.6%
7,300	Adaro Energy Tbk PT ADR	78,256
1,900	Cameco Corp.	40,831
2,000	Canadian Natural Resources Ltd.	66,360
3,400	Canadian Oil Sands Ltd.	71,672
2,840	El Paso Corp.	83,922
1,470	Enterprise Products Partners LP	74,191
1,700	Linn Energy LLC	64,855
1,000	National Oilwell Varco, Inc.	79,470
2,000	Natural Resource Partners LP	47,980
1,400	Petroleo Brasileiro SA ADR	37,184
1,200	Sasol Ltd. ADR	58,368
2,500	Spectra Energy Corp.	78,875
886	Statoil ASA ADR	24,019
1,100	Transocean Ltd.	60,170
18,500	Uranium Energy Corp. *	72,150

		938,303

Industrials — 15.1%
1,700	AGCO Corp. *	80,257
1,900	Chicago Bridge & Iron Co. NV	82,061
1,800	Deere & Co.	145,620
2,100	Harsco Corp.	49,266
1,100	Lindsay Corp.	72,897
1,200	Robbins & Myers, Inc.	62,460
700	Valmont Industries, Inc.	82,187

		574,748

Materials — 19.7%
650	Agrium, Inc.	56,141
700	AngloGold Ashanti Ltd. ADR	25,844
1,400	Barrick Gold Corp.	60,872
400	BHP Billiton Ltd. ADR	28,960
2,140	Cia de Minas Buenaventura SA	86,263
2,000	Molycorp, Inc. *	67,660
2,620	Pan American Silver Corp.	57,797
1,110	Potash Corporation of Saskatchewan, Inc.	50,716
400	Praxair, Inc.	45,856
980	Rio Tinto PLC ADR	54,478
1,300	Sociedad Quimica y Minera de Chile SA ADR	76,271
4,000	Stillwater Mining Co. *	50,560
1,900	Vale SA ADR	44,327
1,000	Yara International ASA ADR	47,790

		753,535

Real Estate Investment Trusts — 7.6%
500	AvalonBay Communities, Inc.	70,675
4,700	Duke Realty Corp.	67,398
2,100	Rayonier, Inc.	92,589
703	Vornado Realty Trust	59,193

		289,855

Total Common Stocks (Cost $2,498,594)		2,766,459

Real Estate Investments (a) (b) (c) — 6.8%
	Discount Retail Portfolio II DST	50,319
	Grocery & Pharmacy DST	50,287
	New York Power DST	50,280
	Scotts Gahanna LLC	56,325
	Winston-Salem DST	50,000

Total Real Estate Investments (Cost $256,000)		257,211

Exchange-Traded Funds — 4.6%
2,700	Market Vectors Junior Gold Miners Fund	66,285
1,200	Market Vectors Oil Services ETF *	48,744
2,100	PowerShares DB Agriculture Fund *	59,010

Total Exchange-Traded Funds (Cost $208,530)		174,039

Closed-End Fund — 3.2%
5,600	Central Fund of Canada Ltd., Class A	122,864

Total Closed-End Fund (Cost $98,635)		122,864

Options Purchased — 0.0%
6	Walter Energy, Inc., Call @ $60, Expiring April 2012	1,524

Total Options Purchased (Cost $2,017)		1,524

Cash Equivalents — 11.3%
432,172	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e) (f)	432,172

Total Cash Equivalents (Cost $432,172)		432,172

Total Investments (Cost $3,495,948) — 98.4%		3,754,269

Other Assets in Excess of Liabilities — 1.6%		60,773

Net Assets — 100.0%		$3,815,042

(a)	Illiquid security.
(b)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.
(c)	Investments do not offer shares. Fair value represents direct ownership of Real Estate Investment.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of March 31, 2012.
(f)	All or a portion of the security is held as collateral for written put options.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Huntington VA Rotating Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 91.3%
Consumer Discretionary — 14.3%
1,020	Amazon.com, Inc. *	$206,560
290	Apollo Group, Inc. *	11,206
540	Bed Bath & Beyond, Inc. *	35,516
4,570	Comcast Corp., Class A	137,146
1,530	DIRECTV, Class A *	75,490
260	Dollar Tree, Inc. *	24,567
270	Expedia, Inc.	9,029
130	Fossil, Inc. *	17,157
430	Garmin Ltd.	20,189
1,250	Liberty Interactive, Inc. *	23,863
740	Mattel, Inc.	24,908
120	Netflix, Inc. *	13,805
3,750	News Corp., Class A	73,838
280	O’Reilly Automotive, Inc. *	25,578
110	Priceline.com, Inc. *	78,925
500	Ross Stores, Inc.	29,050
230	Sears Holdings Corp. *	15,238
8,070	Sirius XM Radio, Inc. *	18,642
1,540	Staples, Inc.	24,917
1,590	Starbucks Corp.	88,865
660	Virgin Media, Inc.	16,487
230	Wynn Resorts Ltd.	28,722

		999,698

Consumer Staples — 2.3%
940	Costco Wholesale Corp.	85,352
400	Green Mountain Coffee Roasters, Inc. *	18,736
370	Monster Beverage Corp. *	22,973
400	Whole Foods Market, Inc.	33,280

		160,341

Health Care — 10.1%
410	Alexion Pharmaceuticals, Inc. *	38,073
1,920	Amgen, Inc.	130,541
530	Biogen Idec, Inc. *	66,764
970	Celgene Corp. *	75,194
370	Cerner Corp. *	28,179
310	DENTSPLY International, Inc.	12,440
1,050	Express Scripts, Inc. *	56,889
1,670	Gilead Sciences, Inc. *	81,579
200	Henry Schein, Inc. *	15,136
80	Intuitive Surgical, Inc. *	43,340
390	Life Technologies Corp. *	19,040
920	Mylan, Inc. *	21,574
210	Perrigo Co.	21,695
1,540	Teva Pharmaceutical Industries, Ltd. ADR	69,392
460	Vertex Pharmaceuticals, Inc. *	18,865
570	Warner Chilcott PLC *	9,582

		708,283

Industrials — 1.9%
360	CH Robinson Worldwide, Inc.	23,576
460	Expeditors International of Washington, Inc.	21,395
650	Fastenal Co.	35,165
780	PACCAR, Inc.	36,527
190	Stericycle, Inc. *	15,892

		132,555

Information Technology — 61.5%
2,540	Activision Blizzard, Inc.	32,563
1,060	Adobe Systems, Inc. *	36,369
390	Akamai Technologies, Inc. *	14,313
700	Altera Corp.	27,874
2,030	Apple, Inc. *	1,216,924
2,860	Applied Materials, Inc.	35,578
500	Autodesk, Inc. *	21,160
1,070	Automatic Data Processing, Inc.	59,053
540	Avago Technologies Ltd	21,044
590	Baidu, Inc. ADR *	86,004
370	BMC Software, Inc. *	14,859
1,060	Broadcom Corp., Class A *	41,658
1,080	CA, Inc.	29,765
460	Check Point Software Technologies Ltd. *	29,366
11,770	Cisco Systems, Inc.	248,935
410	Citrix Systems, Inc. *	32,353
670	Cognizant Technology Solutions Corp., Class A *	51,557
4,020	Dell, Inc. *	66,732
2,810	eBay, Inc. *	103,661
170	F5 Networks, Inc. *	22,943
180	First Solar, Inc. *	4,509
310	Fiserv, Inc. *	21,511
1,550	Flextronics International Ltd. *	11,207
500	Google, Inc., Class A *	320,620
11,120	Intel Corp.	312,583
640	Intuit, Inc.	38,483
360	KLA-Tencor Corp.	19,591
260	Lam Research Corp. *	11,601
500	Linear Technology Corp.	16,850
1,340	Marvell Technology Group Ltd. *	21,078
640	Maxim Integrated Products, Inc.	18,298
420	Microchip Technology, Inc.	15,624
2,130	Micron Technology, Inc. *	17,253
13,440	Microsoft Corp.	433,440
790	NetApp, Inc. *	35,368
670	Nuance Communications, Inc. *	17,139
1,350	NVIDIA Corp. *	20,777
11,090	Oracle Corp.	323,384

Shares		Value
790	Paychex, Inc.	24,482
3,670	QUALCOMM, Inc.	249,633
1,110	Research In Motion, Ltd. *	16,328
520	SanDisk Corp. *	25,787
1,010	Seagate Technology PLC	27,220
1,610	Symantec Corp. *	30,107
350	VeriSign, Inc.	13,419
580	Xilinx, Inc.	21,129
2,730	Yahoo!, Inc. *	41,551

		4,301,683

Materials — 0.4%
130	Randgold Resources Ltd. ADR	11,437
260	Sigma-Aldrich Corp.	18,996

		30,433

Telecommunication Services — 0.8%
2,060	Vodafone Group PLC ADR	57,000

Total Common Stocks (Cost $6,275,953)		6,389,993

Exchange-Traded Funds — 2.9%
3,058	Powershares QQQ Trust, Series 1	206,568

Total Exchange-Traded Funds (Cost $204,444)		206,568

Cash Equivalents — 3.3%
231,893	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	231,893

Total Cash Equivalents (Cost $231,893)		231,893

Total Investments (Cost $6,712,290) — 97.5%		6,828,454

Other Assets in Excess of Liabilities — 2.5%		173,356

Net Assets — 100.0%		$7,001,810

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR	— American Depositary Receipt
PLC	— Public Liability Co.

Huntington VA Situs Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Shares		Value
Common Stocks — 96.7%
Bermuda — 1.5%
Financials — 1.5%
15,750	Arch Capital Group Ltd. *	$586,530

Brazil — 0.1%
Consumer Staples — 0.1%
1,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	47,620

Chile — 0.1%
Materials — 0.1%
800	Sociedad Quimica y Minera de Chile SA ADR	46,936

Finland — 0.8%
Industrials — 0.8%
2,000	Cargotec Oyj	76,399
4,200	Kone Oyj	233,990

		310,389

Germany — 0.3%
Consumer Discretionary — 0.2%
1,500	Douglas Holding AG	66,822

Health Care — 0.1%
1,900	Stada Arzneimittel AG	62,366

		129,188

Hong Kong — 0.2%
Consumer Discretionary — 0.2%
13,000	Television Broadcasts Ltd.	87,637

Ireland — 0.4%
Consumer Staples — 0.4%
3,500	Kerry Group PLC	161,987

Japan — 0.5%
Consumer Discretionary — 0.2%
2,000	Honda Motor Co. Ltd. ADR	76,860

Industrials — 0.1%
3,500	Sato Corp.	49,251

Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	73,651

		199,762

Sweden — 0.1%
Consumer Discretionary — 0.1%
4,800	Haldex AB	31,488

Switzerland — 0.2%
Consumer Discretionary — 0.2%
2,000	Garmin Ltd.	93,900

United Kingdom — 0.5%
Industrials — 0.5%
4,800	Concentric AB *	38,816
26,424	HALMA PLC	160,873

		199,689

United States — 92.0%
Consumer Discretionary — 10.4%
50,000	Cabela’s, Inc., Class A * (a)	1,907,500
3,000	Jakks Pacific, Inc.	52,350
1,500	Papa John’s International, Inc. *	56,490
2,000	Rent-A-Center, Inc.	75,500
25,000	Sonic Corp. *	192,000
17,000	Sturm Ruger & Co., Inc.	834,700
8,000	Tempur-Pedic International, Inc. *	675,440
15,000	Urban Outfitters, Inc. *	436,650

		4,230,630

Consumer Staples — 1.8%
700	Darling International, Inc. *	12,194
15,100	Fresh Del Monte Produce, Inc.	344,884
7,000	Sanderson Farms, Inc.	371,210

		728,288

Energy — 12.9%
10,000	Alliance Resource Partners LP	601,000
4,000	Atwood Oceanics, Inc. *	179,560
7,000	CARBO Ceramics, Inc.	738,150
11,000	Denbury Resources, Inc. *	200,530
1,000	Dril-Quip, Inc. *	65,020
5,000	GeoResources, Inc. *	163,700
1,744	Helix Energy Solutions Group, Inc. *	31,043
10,000	Lufkin Industries, Inc.	806,500
20,000	OYO Geospace Corp. *	2,106,600
5,000	SM Energy Co.	353,850

		5,245,953

Financials — 10.2%
30,000	Cullen/Frost Bankers, Inc.	1,745,700
2,000	Evercore Partners, Inc.	58,140
1,200	EZCORP, Inc., Class A *	38,946
8,000	International Bancshares Corp.	169,200
15,000	Protective Life Corp.	444,300
40,000	Raymond James Financial, Inc.	1,461,200
5,000	SCBT Financial Corp.	163,550
1,500	WSFS Financial Corp.	61,500

		4,142,536

Health Care — 12.6%
4,500	AmSurg Corp. *	125,910
650	Bio-Rad Laboratories, Inc., Class A *	67,399
17,000	Cerner Corp. *	1,294,720
15,000	Edwards LifeSciences Corp. *	1,090,950
3,000	Healthways, Inc. *	22,080
3,000	Kindred Healthcare, Inc. *	25,920
21,000	Lincare Holdings, Inc.	543,480
22,000	Myriad Genetics, Inc. *	520,520
7,000	Osiris Therapeutics, Inc. *	35,840

Shares		Value
1	PharMerica Corp. *	12
1,500	PSS World Medical, Inc. *	38,010
20,000	Watson Pharmaceutical, Inc. *	1,341,200

		5,106,041

Industrials — 13.1%
1,000	American Superconductor Corp. *	4,120
5,000	BE Aerospace, Inc. *	232,350
20,000	EnPro Industries, Inc. *	822,000
12,000	Flowserve Corp.	1,386,120
20,000	Harsco Corp.	469,200
2,000	Mine Safety Appliances Co.	82,160
12,000	Quanta Services, Inc. *	250,800
1,000	Ryder System, Inc.	52,800
22,000	Southwest Airlines Co.	181,280
40,000	Trinity Industries, Inc.	1,318,000
10,000	Watts Water Technologies, Inc., Class A	407,500
5,000	Werner Enterprises, Inc.	124,300

		5,330,630

Information Technology — 20.2%
10,000	ACI Worldwide, Inc. *	402,700
17,000	Anixter International, Inc. *	1,233,010
4,000	Black Box Corp.	102,040
6,000	Cardtronics, Inc. *	157,500
25,000	Diodes, Inc. *	579,500
3,000	Exlservice Holdings, Inc. *	82,320
3,000	Hutchinson Technology, Inc. *	6,600
6,000	Imation Corp. *	37,140
50,000	Jabil Circuit, Inc.	1,256,000
27,000	Red Hat, Inc. * (a)	1,617,030
10,000	ScanSource, Inc. *	373,200
10,000	Sigma Designs, Inc. *	51,800
20,000	Standard Microsystems Corp. *	517,400
28,000	Trimble Navigation Ltd. *	1,523,760
10,000	TriQuint Semiconductor, Inc. *	68,950
5,500	Tyler Technologies, Inc. *	211,255

		8,220,205

Materials — 7.8%
5,000	Albemarle Corp.	319,600
12,000	Buckeye Technologies, Inc.	407,640
3,000	Commercial Metals Co.	44,460
2,500	Eagle Materials, Inc.	86,875
7,000	Eastman Chemical Co.	361,830
9,000	Owens-Illinois, Inc. *	210,060
11,000	Quaker Chemical Corp.	433,950
4,000	RTI International Metals, Inc. *	92,240
4,800	Scotts Miracle-Gro Co., Class A	259,968
2,500	Terra Nitrogen Co. LP	627,500
5,000	Texas Industries, Inc. *	175,050
2,500	United States Lime & Minerals, Inc. *	149,725

		3,168,898

Real Estate Investment Trusts — 1.4%
3,500	Camden Property Trust	230,125
1,064	CBL & Associates Properties, Inc.	20,131
8,500	Equity One, Inc.	171,870
5,000	Weingarten Realty Investors	132,150

		554,276

Telecommunication Services — 0.3%
12,300	General Communication, Inc., Class A *	107,256

Utilities — 1.3%
1,000	AGL Resources, Inc.	39,220
5,000	Hawaiian Electric Industries, Inc.	126,750
6,000	Portland General Electric Co.	149,880
7,500	UGI Corp.	204,375

		520,225

		37,354,938

Total Common Stocks (Cost $30,373,646)		39,250,064

Exchange-Traded Funds — 0.3%
3,500	iShares FTSE China 25 Index Fund	128,205

Total Exchange-Traded Funds (Cost $89,145)		128,205

Cash Equivalents — 2.8%
1,140,150	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,140,150

Total Cash Equivalents (Cost $1,140,150)		1,140,150

Total Investments (Cost $31,602,941) — 99.8%		40,518,419

Other Assets in Excess of Liabilities — 0.2%		93,163

Net Assets — 100.0%		$40,611,582

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

Huntington VA Mortgage Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2012

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 69.3%
Federal Home Loan Mortgage Corporation — 16.5%
$ 14,819	Pool # M80982, 5.000%, 7/1/12	$15,156
9,952	Pool # M81004, 5.000%, 1/1/13	10,179
8,062	Pool # B18052, 4.500%, 3/1/15	8,297
17,446	Pool # J03237, 5.500%, 8/1/16	18,890
9,624	Pool # E96459, 5.000%, 5/1/18	10,389
86,120	Pool # J10396, 4.000%, 7/1/19	91,725
9,979	Pool # G18008, 4.500%, 9/1/19	10,708
5,313	Pool # G18015, 4.500%, 10/1/19	5,701
43,358	Pool # G12286, 5.000%, 7/1/21	46,779
36,163	Pool # G12297, 6.000%, 7/1/21	39,221
39,337	Pool # G12425, 5.500%, 10/1/21	42,594
60,586	Pool # E02402, 6.000%, 10/1/22	66,031
29,267	Pool # C90779, 5.000%, 1/1/24	31,990
10,766	Pool # C90837, 5.500%, 6/1/24	11,840
112,626	Pool # G13629, 4.500%, 8/1/24	120,243
110,227	Pool # J11053, 4.500%, 10/1/24	117,683
221,391	Pool # J11829, 4.000%, 3/1/25	236,677
143,123	Pool # E02696, 4.000%, 5/1/25	151,261
23,513	Pool # C91000, 6.000%, 11/1/26	26,005
214,772	Pool # D97248, 5.500%, 4/1/27	234,436
70,862	Pool # C91175, 5.000%, 5/1/28	76,390
140,713	Pool # C91251, 4.500%, 6/1/29	149,423
194,195	Pool # C91284, 4.500%, 1/1/30	206,214
221,439	Pool # C91296, 5.000%, 4/1/30	238,715
34,107	Pool # 1G0865, 4.826%, 7/1/35 (a)	36,241
66,740	Pool # A55565, 6.000%, 12/1/36	73,803
76,737	Pool # G03498, 5.500%, 11/1/37	83,535
282,749	Pool # A93316, 4.500%, 8/1/40	300,073
238,161	Pool # A93936, 4.500%, 9/1/40	252,753
441,061	Pool # A94008, 4.000%, 9/1/40	461,960
285,993	Pool # G06784, 3.500%, 10/1/41	293,415

		3,468,327

Federal National Mortgage Association — 41.3%
105,639	Pool # 786729, 5.500%, 8/1/19	116,167
402,623	Pool # MA0740, 3.500%, 5/1/21	422,935
58,709	Pool # 254501, 5.500%, 9/1/22	64,537
97,198	Pool # 889255, 5.000%, 3/1/23	105,275
233,894	Pool # 962070, 4.000%, 3/1/23	248,032
9,328	Pool # 254908, 5.000%, 9/1/23	10,090
6,060	Pool # 255360, 5.000%, 8/1/24	6,646
160,885	Pool # 935763, 4.000%, 11/1/24	172,671
338,988	Pool # 932438, 4.000%, 1/1/25	359,480
25,115	Pool # 255711, 5.500%, 4/1/25	27,608
24,419	Pool # 255745, 5.500%, 5/1/25	26,842
18,683	Pool # 357771, 5.000%, 5/1/25	20,442
23,689	Pool # 255767, 5.500%, 6/1/25	26,041
69,105	Pool # 255834, 4.500%, 6/1/25	74,591
17,897	Pool # 255808, 5.000%, 7/1/25	19,581
63,080	Pool # 255984, 4.500%, 11/1/25	68,088
23,856	Pool # 256116, 6.000%, 2/1/26	26,375
399,293	Pool # AL0238, 3.500%, 3/1/26	419,311
84,499	Pool # 257163, 5.000%, 4/1/28	91,451
178,706	Pool # 257237, 4.500%, 6/1/28	190,660
58,408	Pool # 257238, 5.000%, 6/1/28	63,214
212,371	Pool # MA0022, 4.500%, 4/1/29	226,313

Principal Amount or Shares		Value
144,248	Pool # MA0115, 4.500%, 7/1/29	153,717
199,645	Pool # AC1219, 4.500%, 8/1/29	212,751
126,944	Pool # MA0171, 4.500%, 9/1/29	135,277
269,369	Pool # MA0443, 5.000%, 5/1/30	291,362
194,904	Pool # MA0563, 4.000%, 11/1/30	206,889
262,997	Pool # MA0776, 4.500%, 6/1/31	280,097
217,670	Pool # MA0804, 4.000%, 7/1/31	231,055
297,888	Pool # MA0976, 3.500%, 2/1/32	311,204
12,165	Pool # 721540, 5.000%, 7/1/33	13,173
75,399	Pool # 746683, 5.500%, 10/1/33	84,120
17,293	Pool # 786457, 5.285%, 7/1/34 (a)	18,591
16,227	Pool # 845573, 5.402%, 2/1/36 (a)	17,346
83,157	Pool # 745511, 5.000%, 4/1/36	89,908
58,444	Pool # 831487, 5.500%, 4/1/36	63,834
81,323	Pool # 868935, 5.500%, 5/1/36	88,823
48,606	Pool # 903812, 5.500%, 12/1/36	53,089
23,831	Pool # 907484, 6.000%, 1/1/37	26,284
206,917	Pool # AD7906, 5.000%, 7/1/40	223,650
392,257	Pool # AD7724, 5.000%, 7/1/40	423,977
440,391	Pool # AE4310, 4.000%, 9/1/40	462,173
229,858	Pool # AE0395, 4.500%, 10/1/40	244,539
252,596	Pool # AE7535, 4.000%, 10/1/40	265,090
220,121	Pool # AE4628, 4.500%, 10/1/40	234,536
239,690	Pool # AE8395, 4.000%, 11/1/40	251,545
463,419	Pool # AH6655, 4.000%, 2/1/41	486,340
475,214	Pool # AJ5469, 3.500%, 11/1/41	488,661
493,884	Pool # AB4106, 3.500%, 12/1/41	507,859

		8,652,240

Government National Mortgage Association — 11.5%
9,375	Pool # 3590, 5.500%, 8/20/19	10,298
25,372	Pool # 3708, 5.500%, 5/20/20	27,829
37,978	Pool # 3741, 4.500%, 8/20/20	41,354
31,359	Pool # 683937, 6.000%, 2/15/23	34,436
124,422	Pool # 666057, 5.000%, 3/15/23	135,929
395,632	Pool # 741854, 4.000%, 5/15/25	426,843
165,067	Pool # 4886, 4.500%, 12/20/25	178,888
390,612	Pool # 3457, 4.500%, 10/20/33	428,074
7,742	Pool # 3571, 6.500%, 6/20/34	8,893
105,495	Pool # 605653, 5.500%, 8/15/34	118,404
6,469	Pool # 3637, 5.500%, 11/20/34	7,234
156,979	Pool # 3689, 4.500%, 3/20/35	172,034
24,292	Pool # 3710, 5.000%, 5/20/35	26,866
27,147	Pool # 650348, 5.500%, 11/15/35	30,418
129,966	Pool # 676974, 5.500%, 5/15/38	145,423
215,295	Pool # 733602, 5.000%, 4/15/40	239,352
349,669	Pool # 4978, 4.500%, 3/20/41	381,675

		2,413,950

Total U.S. Government Mortgage Backed Agencies (Cost $14,074,150)		14,534,517

Common Stocks — 11.4%
Real Estate Investment Trusts — 11.4%
1,553	Acadia Realty Trust	35,005
1,200	Alexandria Real Estate Equities, Inc.	87,756
2,500	American Campus Communities, Inc.	111,800
500	Associated Estates Realty Corp.	8,170
500	BioMed Realty Trust, Inc.	9,490
1,000	Boston Properties, Inc.	104,990
500	Brookfield Office Properties, Inc.	8,725
500	Colonial Properties Trust	10,865
1,700	Coresite Realty Corp.	40,103
500	CubeSmart	5,950
100	DDR Corp.	1,460

Principal Amount or Shares		Value
300	DiamondRock Hospitality Co.	3,087
1,700	Digital Realty Trust, Inc.	125,749
1,800	Douglas Emmett, Inc.	41,058
4,300	Duke Realty Corp.	61,662
700	DuPont Fabros Technology, Inc.	17,115
1,800	EastGroup Properties, Inc.	90,396
1,300	Equity Lifestyle Properties, Inc.	90,662
1,000	Equity Residential	62,620
800	Essex Property Trust, Inc.	121,208
700	Excel Trust, Inc.	8,456
300	Extra Space Storage, Inc.	8,637
300	Federal Realty Investment Trust	29,037
900	HCP, Inc.	35,514
500	Health Care REIT, Inc.	27,480
1,600	Home Properties, Inc.	97,616
3,614	Host Hotels & Resorts, Inc.	59,342
1,000	Kimco Realty Corp.	19,260
1,500	Kite Realty Group Trust	7,905
3,500	LaSalle Hotel Properties	98,490
2,000	Macerich Co./The	115,500
1,600	Mack-Cali Realty Corp.	46,112
900	National Retail Properties, Inc.	24,471
1,400	Pennsylvania Real Estate Investment Trust	21,378
300	Post Properties, Inc.	14,058
946	ProLogis, Inc.	34,075
800	Public Storage, Inc.	110,536
400	Regency Centers Corp.	17,792
200	Sabra Health Care REIT, Inc.	3,288
1,200	Simon Property Group, Inc.	174,816
500	SL Green Realty Corp.	38,775
200	Sovran Self Storage, Inc.	9,966
1,400	Tanger Factory Outlet Centers, Inc.	41,622
300	Taubman Centers, Inc.	21,885
816	UDR, Inc.	21,795
2,286	Ventas, Inc.	130,531
616	Vornado Realty Trust	51,867
2,800	Weingarten Realty Investors	74,004
200	Westfield Group	1,829
200	Westfield Retail Trust	534

		2,384,442

Total Common Stocks (Cost $1,826,619)		2,384,442

U.S. Government Agencies — 11.4%
Federal Farm Credit Bank — 6.2%
250,000	2.125%, 6/18/12	251,044
500,000	1.500%, 11/16/15	513,859
500,000	2.580%, 6/8/18	524,809

		1,289,712

Federal Home Loan Bank — 4.0%
500,000	3.125%, 12/8/17	549,068
250,000	4.125%, 12/13/19	288,434

		837,502

Federal National Mortgage Association — 1.2%
250,000	1.125%, 9/17/13	252,675

Total U.S. Government Agencies (Cost $2,251,666)		2,379,889

Collateralized Mortgage Obligations — 3.9%
Federal Home Loan Bank — 1.0%
74,318	Series 00-0606, 5.270%, 12/28/12	76,557
24,601	Series 6B-2012, 5.125%, 4/25/12	24,679
65,212	Series 7I-2012, 5.000%, 6/15/12	65,798
25,635	Series SK-2012, 5.140%, 8/18/15	27,556
17,332	Series Z2-2012, 4.800%, 2/25/13	17,880

		212,470

Federal Home Loan Mortgage Corporation — 1.8%
33,733	Series 2541, 5.500%, 11/15/20	33,816
12,916	Series 2542, 5.500%, 2/15/22	12,993
28,511	Series 2672, 5.500%, 8/15/31	29,381
28,286	Series 2770, 4.000%, 1/15/18	28,951

Principal Amount or Shares		Value
200,000	Series 2784, 4.000%, 4/15/19	214,017
16,837	Series R005, 5.500%, 12/15/18	17,137
46,636	Series R010, 5.500%, 12/15/19	47,983

		384,278

Federal National Mortgage Association — 0.2%
28,050	Series 1999-13, 6.000%, 4/25/29	31,699

Government National Mortgage Association — 0.8%
161,175	Series 2005-55, 5.000%, 5/20/32	166,202

Residential Whole Loans — 0.1%
26,614	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	26,784

Total Collateralized Mortgage Obligations (Cost $788,233)		821,433

Cash Equivalents — 3.9%
815,330	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	815,330

Total Cash Equivalents (Cost $815,330)		815,330

Total Investments (Cost $19,755,998) — 99.9%		20,935,611

Other Assets in Excess of Liabilities — 0.1%		30,744

Net Assets — 100.0%		$20,966,355

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2012.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of March 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) *
VA Balanced Fund	39,087,010	4,169,276	—	4,169,276
VA Dividend Capture Fund	32,358,903	3,038,710	(312,365)	2,726,345
VA Growth Fund	16,455,485	3,075,786	(208,961)	2,866,825
VA Income Equity Fund	19,260,334	2,713,006	(250,598)	2,462,408
VA International Equity Fund	27,366,518	3,562,644	(1,089,687)	2,472,957
VA Macro 100 Fund	6,656,529	881,711	(216,842)	664,869
VA Mid Corp America Fund	11,242,152	6,856,120	(155,506)	6,700,614
VA New Economy Fund	10,311,863	1,676,005	(893,048)	782,957
VA Real Strategies Fund	3,490,003	422,444	(168,220)	254,224
VA Rotating Markets Fund	6,712,290	163,705	(47,541)	116,164
VA Situs Fund	31,583,767	10,630,886	(1,764,584)	8,866,302
VA Mortgage Securities Fund	19,740,788	1,217,369	(22,546)	1,194,823

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor Trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At March 31, 2012, the Trust operated 38 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information ob the classes of shares currently being offered. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”)

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the VA Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the VA Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the VA Funds’ investments are summarized in the three broad levels listed below:

•	Level 1- quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

The following is a summary of the inputs used to value the VA Funds’ investments as of March 31, 2012 while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each VA Fund:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs			LEVEL 3 — Significant Unobservable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
VA Balanced Fund
Mutual Funds	$42,305,358	$—	$—		$—	$—	$—	$42,305,358	$—
Cash Equivalents	950,928	—	—		—	—	—	950,928	—

Total	43,256,286	—	—		—	—	—	43,256,286	—
VA Dividend Capture Fund
Common Stocks	26,190,674	—	—		—	—	—	26,190,674	—
Preferred Stocks	6,542,676	—	389,063	(a)	—	—	—	6,931,739	—
Exchange-Traded Funds	1,089,975	—	—		—	—	—	1,089,975	—
Cash Equivalents	872,860	—	—		—	—	—	872,860	—

Total	34,696,185	—	389,063		—	—	—	35,085,248	—
VA Growth Fund
Common Stocks	18,884,508	—	—		—	—	—	18,884,508	—
Cash Equivalents	437,802	—	—		—	—	—	437,802	—

Total	19,322,310	—	—		—	—	—	19,322,310	—
VA Income Equity Fund
Common Stocks	21,653,147	—	—		—	—	—	21,653,147	—
Cash Equivalents	79,195	—	—		—	—	—	79,195	—
Written Options	—	(9,600)	—		—	—	—	—	(9,600)

Total	21,732,342	(9,600)	—		—	—	—	21,732,342	(9,600)
VA International Equity Fund
Common Stocks	26,215,042	—	—		—	—	—	26,215,042	—
Exchange-Traded Funds	1,353,443	—	—		—	—	—	1,353,443	—
Cash Equivalents	2,270,990	—	—		—	—	—	2,270,990	—

Total	29,839,475	—	—		—	—	—	29,839,475	—
VA Macro 100 Fund
Common Stocks	6,639,757	—	—		—	—	—	6,639,757	—
Cash Equivalents	681,641	—	—		—	—	—	681,641	—

Total	7,321,398	—	—		—	—	—	7,321,398	—
VA Mid Corp America Fund
Common Stocks	17,442,207	—	—		—	—	—	17,442,207	—
Cash Equivalents	500,559	—	—		—	—	—	500,559	—

Total	17,942,766	—	—		—	—	—	17,942,766	—
VA New Economy Fund
Common Stocks	9,991,633	—	—		—	—	—	9,991,633	—
Options Purchased	2,200	—	—		—	—	—	2,200	—
Cash Equivalents	1,100,987	—	—		—	—	—	1,100,987	—

Total	11,094,820	—	—		—	—	—	11,094,820	—
VA Real Strategies Fund
Common Stocks	2,766,459	—	—		—	—	—	2,766,459	—
Real Estate Investments	—	—	—		—	257,211	—	257,211	—
Exchange-Traded Funds	174,039	—	—		—	—	—	174,039	—
Closed-End Funds	122,864	—	—		—	—	—	122,864	—
Options Purchased	1,524	—	—		—	—	—	1,524	—
Cash Equivalents	432,172	—	—		—	—	—	432,172	—
Written Options	—	(10,042)	—		—	—	—	—	(10,042)

Total	3,497,058	(10,042)	—		—	257,211	—	3,754,269	(10,042)
VA Rotating Markets Fund
Common Stocks	6,389,993	—	—		—	—	—	6,389,993	—
Exchange-Traded Funds	206,568	—	—		—	—	—	206,568	—
Cash Equivalents	231,893	—	—		—	—	—	231,893	—

Total	6,828,454	—	—		—	—	—	6,828,454	—
VA Situs Fund
Common Stocks	39,250,064	—	—		—	—	—	39,250,064	—
Exchange-Traded Funds	128,205	—	—		—	—	—	128,205	—
Cash Equivalents	1,140,150	—	—		—	—	—	1,140,150	—
Written Options	—	(68,350)	—		—	—	—	—	(68,350)

Total	40,518,419	(68,350)	—		—	—	—	40,518,419	(68,350)
VA Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	14,534,517		—	—	—	14,534,517	—
Common Stocks	2,384,442	—	—		—	—	—	2,384,442	—
U.S. Government Agencies	—	—	2,379,889		—	—	—	2,379,889	—
Collateralized Mortgage Obligations	—	—	821,433		—	—	—	821,433	—
Cash Equivalents	815,330	—	—		—	—	—	815,330	—

Total	3,199,772	—	17,735,839		—	—	—	20,935,611	—

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.
(a)	Consists of Allianz SE, 8.375%, listed under Financials.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Change in unrealized appreciation (depreciation)	Gross Purchases	Balance as of March 31, 2012
VA Real Strategies Fund
Real Estate Investments	$209,051	$(1,840)	$50,000	$257,211

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all Levels as of March 31, 2012

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the VA Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The VA Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts — Certain of the VA Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure.

The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a VA Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The VA Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2012, none of the VA Funds had any forward foreign exchange contracts outstanding.

Written Options Contracts - Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

The following is a summary of VA Income Equity Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	722	44,970
Options expired	(402)	(15,938)
Options closed	(130)	(6,502)
Options exercised	(60)	(1,020)
Outstanding at 03/31/2012	130	$21,510

At March 31, 2012, VA Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Chevron Corp.	Call	April 2012	$110	30	$1,950	$4,881
International Paper Co.	Call	April 2012	35	100	7,650	7,029

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$11,910

The following is a summary of VA Real Strategies Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	66	$32,207
Options written	51	17,744
Options expired	(43)	(18,654)
Options closed	(39)	(23,990)
Outstanding at 03/31/2012	35	$7,307

At March 31, 2012, VA Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Agnico-Eagle Mines Ltd.	Put	April 2012	$37.50	8	$3,400	$(105)
IPATH S&P 500 VIX Short Term Futures ETN	Put	April 2012	20	15	5,520	(3,600)
Walter Energy, Inc.	Call	April 2012	67.50	6	420	287
Walter Energy, Inc.	Put	April 2012	55	6	702	683

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(2,735)

The following is a summary of VA Situs Fund’s written option activity for the period ended March 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	300	76,599
Outstanding at 03/31/2012	300	$76,599

At March 31, 2012, VA Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cabela’s, Inc.	Call	June 2012	$40	200	$34,500	$6,899
Red Hat, Inc.	Call	June 2012	60	50	16,850	1,000
Red Hat, Inc.	Call	September 2012	65	50	17,000	350

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$8,249

F. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds, based on the prior day’s closing price. The VA Funds receive payments from the borrower’s equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds lending securities receive a minimum annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services and retains a portion of the earnings from the investment and reinvestment of cash collateral with respect to securities loans. As of March 31, 2012, the VA Funds did not have securities on loan.

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each VA Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/11 Market Value	Purchases	Sales	03/31/12 Market Value	Income
VA Dividend Capture Fund	$586,341	$2,595,374	$(2,308,855)	$872,860	$16
VA Growth Fund	1,057,957	2,776,855	(3,397,010)	437,802	6
VA Income Equity Fund	208,178	1,655,453	(1,784,436)	79,195	13
VA International Equity Fund	2,788,095	2,290,232	(2,807,337)	2,270,990	67
VA Macro 100 Fund	277,908	937,811	(534,078)	681,641	11
VA Mid Corp America Fund	1,329,367	1,065,131	(1,893,939)	500,559	15
VA New Economy Fund	1,472,346	414,201	(785,560)	1,100,987	34
VA Real Strategies Fund	433,113	279,060	(280,001)	432,172	11
VA Rotating Markets Fund	151,793	383,769	(303,669)	231,893	3
VA Situs Fund	4,985,370	2,339,099	(6,184,319)	1,140,150	82
VA Mortgage Securities Fund	724,088	2,513,777	(2,422,535)	815,330	25

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/11 Market Value	Purchases	Sales	03/31/12 Market Value	Income
Huntington Money Market Fund	$795,945	$2,448,554	$(2,293,571)	$950,928	$22
Huntington Fixed Income Securities Fund	12,447,187	1,256,670	(1,622)	13,677,284	103,961
VA Dividend Capture Fund	1,565,519	68,400	(35,583)	1,723,462	(74)
VA Growth Fund	7,039,619	202,604	(380,094)	7,794,629	28
VA Income Equity Fund	4,709,579	126,753	(90,529)	5,142,520	375
VA International Equity Fund	3,933,982	156,696	(214,354)	4,261,654	(113)
VA Macro 100 Fund	1,958,316	70,669	(75,731)	2,135,595	24
VA Mid Corp America Fund	1,554,602	58,205	(84,504)	1,722,514	(1)
VA New Economy Fund	1,749,481	33,342	(145,645)	1,947,179	—
VA Situs Fund	975,502	34,293	(75,625)	1,077,902	1
VA Mortgage Securities Fund	2,551,075	235,464	—	2,822,619	(197)

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Huntington Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

(4) Subsequent Event

Effective April 27, 2012, the VA New Economy Fund was acquired by the VA Mid Corp America Fund in a tax-free reorganization.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date	5/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date	5/29/2012

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date	5/29/2012